UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06557

                                STI CLASSIC FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                         Trusco Capital Management, Inc.
                            50 Hurt Plaza; Suite 1400
                             Atlanta, Georgia 30303
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                      DATE OF FISCAL YEAR END: MAY 31, 2004

                     DATE OF REPORTING PERIOD: MAY 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


[GRAPHIC OMITTED]

                                         ANNUAL

                                         ---------------------------------------

                                         FINANCIAL REPORT

                                         ---------------------------------------

                                         STI CLASSIC FIXED INCOME FUNDS

                                         ---------------------------------------

                                         A Family of Mutual Funds

                                         ---------------------------------------









                                         May 31, 2004









                                           [STI CLASSIC FUNDS LOGO OMITTED]

                                                   BACKED BY TRADITION.
                                            STRENGTHENED BY EXPERIENCE.(SM)

Dear Valued STI Classic Funds Shareholder:

For investors, the year ending May 31, 2004 was decidedly brighter and a welcome change from the post-bubble weakness that began in early 2000. The economy grew at an above-average pace, helped significantly by lower interest rates and tax rebates. This in turn lifted corporate profits and equity prices, both domestic and international. However, bond yields bottomed during the year in response to the risks associated with a strengthening economy. I will expand on these developments in the following paragraphs and share Trusco Capital's outlook.
Generally, after a period of vulnerability, the character of the economic expansion and the markets appear poised to shift to a more "traditional," sustained, cyclical nature, which historically has been favorable for the equity markets.

Economic growth during the past year was very strong, statistically speaking. Available data showed inflation-adjusted growth of nearly 5% on a year-over-year basis, matching the best periods of the record expansion of the 1990s. However, much of the growth could be traced directly to the massive and simultaneous stimulus from Federal tax cuts/rebates and low mortgage/bond yields. While this stimulus was an essential element to increased spending, the expansion was not yet self-sustaining, and so was viewed as vulnerable to setbacks. Sales growth improved as did corporate profits, but the rebound in earnings was due in large part to corporate self-help measures that were manifested in improved productivity. A resumption of job growth was seen as the litmus test to sustainability. This potential vulnerability, combined with low core inflation, kept the Federal Reserve interest rate policy accommodative during the year, with the key Fed Funds rate holding at 1%; the lowest level since 1958.

The S&P 500 rose 18.33% on a total return basis in the year ended May 31, 2004, with the bulk of the rise concentrated in the third and fourth quarters of last year. Mid-cap and small-cap stocks were even stronger, with the S&P 400 MidCap index posting a 26.73% gain and the Russell 2000 Value index rising 30.29%. On the international front, the MSCI EAFE index gained 33.17%. Cyclically sensitive sectors led the market as did those closely linked to commodities. The materials, energy, industrials, and information technology sectors each rose more than 20% during the twelve months ended May 31, 2004, while consumer discretionary and financial stocks also posted above market returns. The above average gains in the commodity price sensitive sectors helped the Value style generally outperform Growth style for the period. A final theme that dominated market performance during the year was a sharp rebound in stocks with no earnings and/or weak financial quality. This frustrated investors investing in higher quality companies with strong balance sheets and visible earnings growth.

In the fixed-income markets bond yields moved higher over the course of the twelve months, though intra-year volatility was significant. The yield on the 10-year Treasury note fell to as low as 3.11% in June 2003 and rose as high as 4.86% just before the close of the fiscal year in May. However, the steady Federal Reserve policy kept short-term rates constant causing the yield differential between long and short maturity bonds to rise to near record levels. The Lehman Aggregate Bond Index fell a modest 0.44% during the year ending May 31, 2004, though longer-term bonds such as the 10-year Treasury note were considerably weaker falling over 5%. The stronger economy helped credit-sensitive sectors such as High Yield perform well, while Treasury securities generally underperformed.

As we look ahead the economic expansion looks both solid and sustainable, and is capable of supporting further gains in corporate profits and in equity prices. A key reason for this was the resumption of job growth in 2004, following an uncomfortably long drought which kept interest rate policy stimulative. However the pace of growth is likely to slow as the stimulative benefits of tax rebates and mortgage financing subside. Inflation pressures will increase from their historically low level, putting pressure on the Federal Reserve to begin raising interest rates following a protracted period of stimulus. Bond yields are likely to rise further as the Fed starts to apply monetary restraint, but the pace of rate hikes is expected to be gradual as long as inflation pressures do not escalate sharply. We remain cyclically overweight in stocks within our asset allocation mix, but recognize volatility could increase once the Fed begins raising interest rates.

Adherence to investment disciplines and greater price sensitivity on stocks will be much more important in the years ahead, as I have mentioned before, particularly if there is a meaningful rise in interest rates. The cornerstone of our investment philosophy is diversification and execution of the disciplined investment process by experienced investment professionals. I encourage you to read through the remainder of the report, as it contains comments from our fund managers on specific investment sectors and styles. Trusco has excellent fund managers and I am sure you will find their insights valuable.

In closing, I want to take this opportunity to thank you for investing in the STI Classic Funds. We value the relationship we have with you and look forward to expanding it in the coming year through continued investment excellence and a broader array of investment alternatives.


                                         Sincerely,
                                         /s/ Douglas S. Phillips


                                         Douglas S. Phillips, CFA
                                         Chief Investment Officer

                    STI CLASSIC FLORIDA TAX-EXEMPT BOND FUND
                    ----------------------------------------


The STI Classic Florida Tax-Exempt Bond Fund (the "Fund") seeks to provide high total return through (i) current income exempt from federal income taxes and
(ii) capital appreciation, while preserving the principal amount invested by investing in investment grade tax-exempt obligations.

In the municipal bond funds we try to limit risk as much as possible. We do not make major maturity shifts. We will bias the Fund based upon our near term fundamental and technical analysis, however, these will be moderate maturity shifts. Our style of investing enables us to enhance performance by utilizing various techniques. One such technique is to emphasize cheap sectors of the yield curve. Also, we take advantage of changes in yield spread. We buy specific bonds when spreads are trading historically wide and sell when spreads are trading historically narrow. Credit analysis is an important technique especially in today's market. We try to identify and invest in improving credit and avoid those credits that are deteriorating. The underlying concept to all these techniques is to enhance total return without adding risk.

The Fund's T Shares return from June 2003 to May 2004 was -2.07% versus the Lipper Florida Municipal Debt Average return of -0.65% and the Lehman 10-year Municipal Bond Index return of -0.39%. Our commitment to a barbell maturity structure, which included representation in the 3 to 5 year area of the curve and the 10 to 15 year area of the curve, was a detriment to the portfolio during this period. Rates continued to decline through 2003 and a modest flattening of the overall yield curve ensued, however the 5 year rose nearly two basis points for every one in the long end. Our lack of exposure to 20 years and longer combined with our overweighting in the intermediate area of the curve resulted in significant underperformance versus our peers. The state of Florida, its counties, municipalities, and regional issuers remained stable in the early stages of an improving economy.

By the end of 2003 the 2-30 year AAA municipal spread, as reported by Municipal Market Dataline, was 322 basis points. The 2-10 year spread was 212 basis points, the 10-20 year spread 95 basis points and the 20-30 year spread at 15 basis points.

The first quarter of 2004 saw issuance on a similar pace as 2003 however strong employment gains and greater optimism that the Federal Reserve would increase overnight rates dominated April's news sending municipal yields higher, ultimately erasing any gains for the year.

At the end of May 2004, the spread between the 2-30 year AAA municipal bond, as reported by Municipal Market Dataline, was 299 basis points. The 2-10 year spread was 193 basis points; the 10-20 year was 87 basis points; and the 20-30 year spread actually widened to 19 basis points.

Supply continues to find placement with either non-traditional buyers or the individual investor. The perceived safety of municipal credits continues to lure the disenchanted equity and taxable investors. We continue to emphasize high quality, intermediate bonds and prefer cushions to non-callable in the intermediate range. The fund has maintained its barbell distribution and overall average high quality.


                                         /s/ Ronald H Schwartz


                                         Ronald H Schwartz, CFA
                                         Managing Director

T Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
-2.07%          4.84%            5.10%             5.82%             5.50%           73.96%
---------------------------------------------------------------------------------------------

                                                 COMPARISON OF CHANGE IN THE VALUE
                                                      OF A $10,000 INVESTMENT

                                   STI Classic                         Lehman 10-Year                     Lipper Florida
                                   Florida Tax-Exempt                  Municipal Bond                     Municipal Debt
                                   Bond Fund, T Shares                 Index                              Funds Objective
5/31/94                            $10,000                             $10,000                            $10,000
5/95                               $10,926                             $10,899                            $10,915
5/96                               $11,349                             $11,415                            $11,296
5/97                               $12,168                             $12,347                            $12,133
5/98                               $13,235                             $13,493                            $13,230
5/99                               $13,728                             $14,115                            $13,673
5/00                               $13,662                             $14,090                            $13,245
5/01                               $15,279                             $15,752                            $14,719
5/02                               $16,178                             $16,785                            $15,532
5/03                               $17,978                             $18,645                            $16,933
5/04                               $17,606                             $18,573                            $16,823

A Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
-2.28%          4.62%            4.86%             5.60%             5.28%           70.40%      Without load
---------------------------------------------------------------------------------------------
-5.98%          3.29%            4.07%             5.20%             4.89%           64.01%      With load
---------------------------------------------------------------------------------------------

                                                 COMPARISON OF CHANGE IN THE VALUE
                                                      OF A $10,000 INVESTMENT

                                   STI Classic                         Lehman 10-Year                     Lipper Florida
                                   Florida Tax-Exempt                  Municipal Bond                     Municipal Debt
                                   Bond Fund, A Shares                 Index                              Funds Objective
5/31/94                            $ 9,625                             $10,000                            $10,000
5/95                               $10,495                             $10,899                            $10,915
5/96                               $10,890                             $11,415                            $11,296
5/97                               $11,652                             $12,347                            $12,133
5/98                               $12,638                             $13,493                            $13,230
5/99                               $13,095                             $14,115                            $13,673
5/00                               $13,006                             $14,090                            $13,245
5/01                               $14,502                             $15,752                            $14,719
5/02                               $15,323                             $16,785                            $15,532
5/03                               $16,991                             $18,645                            $16,933
5/04                               $16,604                             $18,573                            $16,823

L Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                 Annualized       Cumulative
                                                  Inception        Inception
One Year       3 Years          5 Years            to Date          to Date
---------------------------------------------------------------------------------------------
-2.68%          4.13%             4.36%             4.74%           51.68%      Without CDSC
---------------------------------------------------------------------------------------------
-4.55%   With CDSC
-------

                                                 COMPARISON OF CHANGE IN THE VALUE
                                                      OF A $10,000 INVESTMENT

                                   STI Classic                         Lehman 10-Year                     Lipper Florida
                                   Florida Tax-Exempt                  Municipal Bond                     Municipal Debt
                                   Bond Fund, L Shares                 Index                              Funds Objective
6/30/95                            $10,000                             $10,000                            $10,000
5/96                               $10,424                             $10,539                            $10,486
5/97                               $11,099                             $11,400                            $11,263
5/98                               $11,991                             $12,458                            $12,281
5/99                               $12,367                             $13,032                            $12,692
5/00                               $12,222                             $13,008                            $12,295
5/01                               $13,560                             $14,543                            $13,663
5/02                               $14,259                             $15,497                            $14,418
5/03                               $15,730                             $17,214                            $15,718
5/04                               $15,309                             $17,147                            $15,616


Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                    STI CLASSIC GEORGIA TAX-EXEMPT BOND FUND
                    ----------------------------------------


The STI Classic Georgia Tax-Exempt Bond Fund (the "Fund") seeks to provide a high level of total return through current income and capital appreciation or depreciation of the Fund's assets while preserving the principal amount invested, through investment in investment grade tax-exempt obligations. For the year ended May 31, 2004, the Fund's T Shares had a total return of -2.18% versus an average return of -0.96% for the Lipper Georgia Municipal Debt Objective. For the same period the Lehman Brothers 10-Year Municipal Bond Index, which has no fees deducted, had a total return of -0.39%.

During the period, the landscape for fixed-income investors changed dramatically. The first half of the period saw investors shift their focus from a Federal Reserve potentially fighting deflation through unconventional monetary policy actions (the outright purchase of securities), to the secular implications of closing the output gap and increased budget deficits. Net payroll growth emerged late in the first half and it became clear that robust corporate profits were translating into increased levels of capital spending. All the while the consumer continued to spend and "core" inflation readings remained tame. Municipal market participants responded by taking 5, 10, and 30-year generic AAA rated municipal bond yields 31, 45, and 38 basis points higher, respectively, during the first half. The relatively small increase in yields (and decline in prices) belied the volatility endured.

The domestic economy returned to trend growth during the second half of the period with net payroll gains continuing in earnest, industrial production increasing, and pricing power returning to many industries. Inflation began to increase, validating the earlier movement in market-based inflation indicators. In response, the Federal Reserve was expected to embark on a well-telegraphed removal of monetary policy accommodation by raising the Federal Funds Rate (the rate banks charge each other for overnight loans) from its current 1% level, commencing in the summer of 2004. In advance of the tightening cycle, 5, 10, and 30-year generic AAA rated municipal bond yields increased 71, 38, and 27 basis points, respectively, during the second half. For the entire period, the 2-year to 30-year municipal yield curve flattened 22 basis points to 321 basis points of slope.

The Fund began the year with almost 50% of its assets invested in bonds with final maturities from 7 to 12 years. This "bullet" yield curve strategy contributed to the Fund's underperformance in the period. As the curve flattened in the intermediate range, total returns were negative for 5 to 12-year maturities while the 1 to 3-year and 20-year sectors outperformed. The past year was spent reducing the 7 to 12-year allocation to about 25% of Fund assets and becoming more "barbelled" via an overweight of 1 to 4-year and 15-year and longer paper. This strategy should perform well in the modest "bear flattening" yield curve environment anticipated for the future. The Fund continues to favor premium bonds (prices greater than par) for their income benefit and relative price stability. All activity for the period has taken place within an investment grade construct and the average credit quality of Fund holdings remains high.


                                         /s/ Christopher D. Carter
                                         Christopher D. Carter, CFA
                                         Vice President

T Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years           5 Years         10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
-2.18%          4.30%             4.47%            5.16%             4.51%           58.03%
---------------------------------------------------------------------------------------------

                                                 COMPARISON OF CHANGE IN THE VALUE
                                                      OF A $10,000 INVESTMENT

                                   STI Classic                         Lehman 10-Year                     Lipper Georgia
                                   Georgia Tax-Exempt                  Municipal Bond                     Municipal Debt
                                   Bond Fund, T Shares                 Index                              Objective
5/31/94                            $10,000                             $10,000                            $10,000
5/95                               $10,694                             $10,899                            $10,824
5/96                               $11,110                             $11,415                            $11,230
5/97                               $11,864                             $12,347                            $12,101
5/98                               $12,857                             $13,493                            $13,287
5/99                               $13,286                             $14,115                            $13,722
5/00                               $13,166                             $14,090                            $13,302
5/01                               $14,571                             $15,752                            $14,848
5/02                               $15,417                             $16,785                            $15,664
5/03                               $16,904                             $18,645                            $17,146
5/04                               $16,535                             $18,573                            $16,981

A Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years           5 Years         10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
-2.39%          4.05%             4.22%            4.92%             4.31%           54.79%      Without load
---------------------------------------------------------------------------------------------
-6.01%          2.74%             3.43%            4.52%             3.92%           48.98%      With load
---------------------------------------------------------------------------------------------

                                                 COMPARISON OF CHANGE IN THE VALUE
                                                      OF A $10,000 INVESTMENT

                                   STI Classic                         Lehman 10-Year                     Lipper Georgia
                                   Georgia Tax-Exempt                  Municipal Bond                     Municipal Debt
                                   Bond Fund, A Shares                 Index                              Objective
5/31/94                            $ 9,625                             $10,000                            $10,000
5/95                               $10,270                             $10,899                            $10,824
5/96                               $10,649                             $11,415                            $11,230
5/97                               $11,338                             $12,347                            $12,101
5/98                               $12,274                             $13,493                            $13,287
5/99                               $12,659                             $14,115                            $13,722
5/00                               $12,499                             $14,090                            $13,302
5/01                               $13,819                             $15,752                            $14,848
5/02                               $14,590                             $16,785                            $15,664
5/03                               $15,945                             $18,645                            $17,146
5/04                               $15,564                             $18,573                            $16,981

L Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years           5 Years          to Date           to Date
-----------------------------------------------------------------------------
-2.87%          3.57%             3.74%            4.15%            44.04%        Without CDSC
-----------------------------------------------------------------------------
-4.75%     With CDSC
------

                                                 COMPARISON OF CHANGE IN THE VALUE
                                                      OF A $10,000 INVESTMENT

                                   STI Classic                         Lehman 10-Year                     Lipper Georgia
                                   Georgia Tax-Exempt                  Municipal Bond                     Municipal Debt
                                   Bond Fund, L Shares                 Index                              Objective
6/30/95                            $10,000                             $10,000                            $10,000
5/96                               $10,370                             $10,539                            $10,486
5/97                               $10,998                             $11,400                            $11,299
5/98                               $11,850                             $12,456                            $12,407
5/99                               $12,161                             $13,032                            $12,812
5/00                               $11,968                             $13,008                            $12,420
5/01                               $13,155                             $14,543                            $13,863
5/02                               $13,822                             $15,497                            $14,626
5/03                               $15,047                             $17,214                            $16,009
5/04                               $14,615                             $17,147                            $15,856


Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                          STI CLASSIC HIGH INCOME FUND
                          ----------------------------


The STI Classic High Income Fund (the "Fund") seeks to achieve its investment objective by investing primarily in income producing debt instruments of U.S. and foreign issuers that are rated below investment grade. The Fund became an STI Classic Fund on March 28, 2000 as the successor to the ESC Strategic Income Fund, which merged into the STI Classic High Income Fund on that date. (Prior to September 30, 1998, this Fund primarily invested in a diversified portfolio of corporate, government and other debt instruments of U.S. issuers.)

We are pleased to be able to report to shareholders that for the fiscal year ended May 31, 2004, the total return for the Fund's T Shares was 11.94%. This performance compares to the 11.90% return for average mutual fund in the Lehman U.S. Corporate High Yield Bond Index. The out performance is attributable to a strong focus on the bonds of issuers that demonstrated improved credit fundamentals during the course of the fiscal year. This strategy also lessened reliance on those securities whose performance we believed would be adversely affected by an increase in interest rates.

Fiscal 2004 opened with the high yield market continuing the rally that had begun in fiscal 2003. However, as summer progressed, the market weakened due to an anemic Treasury market, a heavy calendar of new high yield issuance, and dwindling demand for high yield securities. In mid-August the demand returned and the high yield market resumed its ascent, reaching a peak in mid January. The market then experienced a mild correction through late April, when expectations of an increase in short term rates by the Federal Reserve weighed on the market. As the fiscal year came to a close, the market began to rebound.

In making investment decisions for the Fund, we utilize a "bottom up" approach, identifying opportunities based upon the underlying financial and business fundamentals of specific issuers. Given expectations of a rising interest rate environment, we will continue to shy away from securities that we believe will be susceptible to adverse price action due to declining Treasury prices. With the economy exhibiting continued growth over the remainder of 2004, high yield securities of issuers that continue fundamental growth should continue to perform well.


                                         /s/ Agnes G. Pampush


                                         Agnes G. Pampush, CFA
                                         Managing Director


                                         /s/ Howard B. Udis


                                         Howard B. Udis, J.D.
                                         Vice President

T Shares
Average Annual Total Returns
(periods ended May 31, 2004)

----------------------------------------------------------
                      Annualized                Cumulative
                       Inception                 Inception
One Year                to Date                   to Date
----------------------------------------------------------
11.94%                   8.95%                    25.58%
----------------------------------------------------------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                           STI Classic               Lehman U.S. Corporate
                           High Income Fund,         High Yield Bond
                           T Shares                  Index
10/31/01                   $10,000                   $10,000
05/02                      $10,128                   $10,605
05/03                      $10,958                   $11,721
05/04                      $12,266                   $13,116

A Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------
 Cumulative
  Inception
   to Date
-----------
    4.61%      Without load
-----------
    0.66%      With load
-----------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                           STI Classic               Lehman U.S. Corporate
                           High Income Fund,         High Yield Bond
                           A Shares                  Index
10/31/03                   $ 9,625                   $10,000
5/04                       $10,018                   $10,374

L Shares(1)
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                 Annualized        Cumulative
                                                                  Inception         Inception
One Year       3 Years          5 Years          10 Years          to Date           to Date
---------------------------------------------------------------------------------------------
11.23%          6.66%            2.68%             4.33%            4.27%            52.35%      Without CDSC
---------------------------------------------------------------------------------------------
9.23%         With CDSC
-------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                           STI Classic               Lehman U.S. Corporate
                           High Income Fund,         High Yield Bond
                           L Shares                  Index
5/31/94                    $10,000                   $10,000
5/95                       $11,035                   $11,346
5/96                       $11,407                   $12,420
5/97                       $12,055                   $14,067
5/98                       $12,853                   $15,826
5/99                       $13,385                   $15,857
5/00                       $12,018                   $15,348
5/01                       $12,588                   $15,958
5/02                       $12,772                   $16,141
5/03                       $13,732                   $17,841
5/04                       $15,274                   $19,964


(1) Returns prior to March 28, 2000 represent the performance of the ESC Strategic Income Fund, Class D Shares.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                     STI CLASSIC INVESTMENT GRADE BOND FUND
                     --------------------------------------


The STI Classic Investment Grade Bond Fund ("the Fund") seeks to provide a high level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily through investing in investment grade fixed income securities. Total return includes not only current income but also the changes in value of assets held by the Fund. For the year ended May 31, 2004, the Fund's T shares had a total return of -2.31% versus an average return of -0.39% for the Lipper Intermediate Investment Grade Debt Category. For the same period the Lehman Government Credit Index, which has no fees taken out, had a total return of 1.51%.

At the beginning of the period there were deflationary concerns and interest rates were within a few weeks of hitting their low. Continued economic growth into 2004 resulted in improved jobs growth and an uptick in inflation. With the Federal Funds' rate at very stimulative levels (1.00%) the Federal Reserve Bank ("Fed") began to signal that with the economy on a sustainable growth trajectory they would gradually raise the funds rate to remove some of the excess stimulus. Over the period as a whole interest rates increased by 1.00% to 1.50% with intermediate maturities underperforming on a relative basis. Corporate securities had one of their best years ever in 2003 as credit spreads consistently narrowed, but spreads stabilized in 2004 giving corporate only a slight advantage over treasuries. High volatility and extremes in interest rates led to a more mixed performance by the mortgage sector.

The overweight in the corporate sector enhanced the Fund's return. However, the relatively high quality of the corporate holdings limited the benefit as lower quality corporates generally outperformed. For the period as a whole, duration was maintained relatively close to neutral and therefore had limited impact on total return. The Fund's general barbell positioning, overweighting shorter and longer maturity ranges and underweighting intermediate maturities, added value for the period. Mortgages had a very volatile year with substantial periods of outperformance and under performance with the net result of reducing total return for the period.

Looking forward sustainable economic growth should lead the Fed to reduce the monetary stimulus in the economy by gradually raising the federal funds rate. This should lead to higher interest rates and a flatter yield curve as short rates increase more than longer term rates. Although spread sectors are not especially cheap they are not expected to widen dramatically in a positive economic environment and the incremental yield from the sectors should be a positive for total return.

The Fund continues to be managed with only moderate shifts in average maturity and duration. The total return is enhanced with yield curve analysis (monitoring and analyzing the risk/reward trade-offs of different maturity sectors), sector rotations and other low risk strategies. By actively pursuing these strategies, the Fund strives to add total return while reducing risk.


                                         /s/ L. Earl Denney


                                         L. Earl Denney,  CFA
                                         Managing Director


                                         /s/ Charles B. Leonard


                                         Charles B. Leonard, CFA, FLMI
                                         Managing Director

T Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
-2.31%          4.67%            5.05%             6.16%             5.96%           98.86%
---------------------------------------------------------------------------------------------


                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Investment         Lehman U.S. Government/            Lipper Intermediate
                  Grade Bond Fund,               Credit                             Investment-Grade
                  T Shares                       Index                              Debt Objective
5/31/94           $10,000                        $10,000                            $10,000
5/95              $11,039                        $11,161                            $11,044
5/96              $11,483                        $11,619                            $11,487
5/97              $12,285                        $12,536                            $12,397
5/98              $13,627                        $13,976                            $13,667
5/99              $14,206                        $14,543                            $14,122
5/00              $13,956                        $14,818                            $14,288
5/01              $15,847                        $16,725                            $16,028
5/02              $16,668                        $18,036                            $17,115
5/03              $18,603                        $20,662                            $18,901
5/04              $18,173                        $20,350                            $18,826

A Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
-2.70%          4.27%            4.63%             5.75%             5.61%           92.18%      Without load
---------------------------------------------------------------------------------------------
-6.38%          2.94%            3.84%             5.34%             5.27%           84.97%      With load
---------------------------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Investment         Lehman U.S. Government/            Lipper Intermediate
                  Grade Bond Fund,               Credit                             Investment-Grade
                  A Shares                       Index                              Debt Objective
5/31/94           $ 9,625                        $10,000                            $10,000
5/95              $10,591                        $11,161                            $11,044
5/96              $10,962                        $11,619                            $11,487
5/97              $11,692                        $12,536                            $12,397
5/98              $12,919                        $13,976                            $13,667
5/99              $13,417                        $14,543                            $14,122
5/00              $13,126                        $14,818                            $14,288
5/01              $14,844                        $16,725                            $16,028
5/02              $15,558                        $18,036                            $17,115
5/03              $17,295                        $20,662                            $18,901
5/04              $16,828                        $20,350                            $18,826

L Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-3.27%          3.71%            4.10%             4.71%            51.16%        Without CDSC
-----------------------------------------------------------------------------
-5.15%     With CDSC
-------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Investment         Lehman U.S. Government/            Lipper Intermediate
                  Grade Bond Fund,               Credit                             Investment-Grade
                  L Shares                       Index                              Debt Objective
6/30/95           $10,000                        $10,000                            $10,000
5/96              $10,232                        $10,327                            $10,338
5/97              $10,862                        $11,143                            $11,157
5/98              $11,948                        $12,422                            $12,301
5/99              $12,348                        $12,927                            $12,710
5/00              $12,023                        $13,171                            $12,859
5/01              $13,531                        $14,866                            $14,425
5/02              $14,108                        $16,032                            $15,403
5/03              $15,605                        $18,366                            $17,011
5/04              $15,095                        $18,089                            $16,943


Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                STI CLASSIC INVESTMENT GRADE TAX-EXEMPT BOND FUND
                -------------------------------------------------


The STI Classic Investment Grade Tax-Exempt Bond Fund (the "Fund") seeks to provide high total return through (i) current income exempt from federal income taxes and (ii) capital appreciation, while preserving the principal amount invested by investing in investment grade tax-exempt obligations.

In the municipal bond funds we try to limit risk as much as possible. We do not make major maturity shifts. We will bias the Fund based upon our near term fundamental and technical analysis, however, these will be moderate maturity shifts. Our style of investing enables us to enhance performance by utilizing various techniques. One such technique is to emphasize cheap sectors of the yield curve. Also, we take advantage of changes in yield spread. We buy specific bonds when spreads are trading historically wide and sell when spreads are trading historically narrow. Credit analysis is an important technique especially in today's market. We try to identify and invest in improving credit and avoid those credits that are deteriorating. The underlying strategy to all these techniques is to enhance total return without adding risk.

The Fund's T Shares return from June 2003 to May 2004 was -0.45% versus the Lipper Intermediate Municipal Debt Funds Objective return of -0.70% and the Lehman 5-year Municipal Bond Index return of -1.26%. Our commitment to the barbell maturity structure and positions of "kicker" bonds help the fund out perform during this period. We were short-to-neutral versus our benchmark for this period.

The municipal market saw record issuance in 2003 of $382.6 billion. The state of California and Tobacco issues continued to make headlines as downgrades, gubernatorial recalls, and credit concerns persisted. An unusually steep yield curve and an economy buoyed by short-term fiscal stimulus and stronger corporate earnings held the individual investor to inside of 5 years as they reallocated into equities.

By the end of 2003 the 2-30 AAA municipal spread, as reported by Municipal Market Dataline, was 322 basis points. The 2-10 spread was 212 basis points, the 10-20 year spread 95 basis points and the 20-30 year spread at 15 basis points.

The first quarter of 2004 saw issuance on a similar pace as 2003, however strong employment gains and greater optimism that the Federal Reserve would increase overnight rates dominated April's news sending municipal yields higher, ultimately erasing any gains for the year.

At the end of May 2004, the spread between the 2-30 year AAA municipal bond, as reported by Municipal Market Dataline, was 299 basis points. The 2-10 spread was 193 basis points; the 10-20 year was 87 basis points compared to the 20 to 30 year spread actually widened to 19 basis points.

Supply continues to find placement with either non-traditional buyers or the individual investor. The perceived safety of municipal credits continues to lure the disenchanted equity and taxable investors. We continue to emphasize high quality, intermediate bonds and prefer cushions to non-callable in the intermediate range. The Fund has maintained its barbell distribution and overall average high quality.


                                         /s/ Ronald H Schwartz


                                         Ronald H Schwartz, CFA, CFP
                                         Managing Director

T Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
-0.45           5.73%            5.86%             6.56%             6.06%           86.68%
---------------------------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Investment         Lehman 5-Year                      Lipper Intermediate
                  Grade Tax-Exempt               Municipal Bond                     Municipal Debt
                  Bond Fund, T Shares            Index                              Funds Objective
5/31/94           $10,000                        $10,000                            $10,000
5/95              $11,021                        $10,713                            $10,730
5/96              $11,661                        $11,210                            $11,171
5/97              $12,492                        $11,880                            $11,887
5/98              $13,562                        $12,676                            $12,773
5/99              $14,195                        $13,285                            $13,261
5/00              $14,396                        $13,385                            $13,143
5/01              $15,969                        $14,754                            $14,462
5/02              $17,111                        $15,711                            $15,263
5/03              $18,959                        $17,106                            $16,571
5/04              $18,874                        $17,040                            $16,455

A Shares Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
-0.85%          5.32%            5.42%             6.14%             6.53%           113.34%     Without load
---------------------------------------------------------------------------------------------
-4.58%          4.00%            4.63%             5.73%             6.19%           105.33%     With load
---------------------------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Investment         Lehman 5-Year                      Lipper Intermediate
                  Grade Tax-Exempt               Municipal Bond                     Municipal Debt
                  Bond Fund, A Shares            Index                              Funds Objective
5/31/94           $ 9,625                        $10,000                            $10,000
5/95              $10,579                        $10,713                            $10,730
5/96              $11,150                        $11,210                            $11,171
5/97              $11,896                        $11,880                            $11,887
5/98              $12,852                        $12,676                            $12,773
5/99              $13,412                        $13,285                            $13,261
5/00              $13,532                        $13,385                            $13,143
5/01              $14,950                        $14,754                            $14,462
5/02              $15,954                        $15,711                            $15,263
5/03              $17,616                        $17,106                            $16,571
5/04              $17,466                        $17,040                            $16,455

L Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-1.33%          4.80%            4.93%             5.22%            58.10%        Without CDSC
-----------------------------------------------------------------------------
-3.23%     With CDSC
---------
                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Investment         Lehman 5-Year                      Lipper Intermediate
                  Grade Tax-Exempt               Municipal Bond                     Municipal Debt
                  Bond Fund, L Shares            Index                              Funds Objective
6/30/95           $10,000                        $10,000                            $10,000
5/96              $10,541                        $10,446                            $10,462
5/97              $11,193                        $11,071                            $11,133
5/98              $12,033                        $11,812                            $11,962
5/99              $12,487                        $12,379                            $12,419
5/00              $12,552                        $12,472                            $12,308
5/01              $13,804                        $13,748                            $13,544
5/02              $14,661                        $14,640                            $14,294
5/03              $16,101                        $15,940                            $15,519
5/04              $15,887                        $15,878                            $15,411



Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

            STI CLASSIC LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
            ---------------------------------------------------------


The STI Classic Limited Term Federal Mortgage Securities Fund (the "Fund") seeks to provide a high level of total return through the combination of interest income and principal appreciation, while preserving capital through the investment in U.S. Agency and mortgage related securities. For the year ended May 31, 2004, the Fund's T shares had a total return of -1.10% versus the total return of 0.05% for the Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index. For the same period, the Merrill Lynch 1-5 Year U.S. Treasuries Index had a total return of 0.03%. (The Merrill Index is non-managed and has no fees.)

During the early part of the period of review, the Federal Reserve Bank ("Fed") continued to be publicly concerned about the risks of deflationary price pressures in the economy, and thus lowered the Fed Funds rate to a 40-year low of 1% in late June 2003. However, shortly thereafter, published economic data began to significantly improve on a sustained basis. This strength, along with firming commodity, oil, and precious metals prices, caused market interest rates to move up sharply across the yield curve. From June 2003 to May 2004 interest rates increased from 100 to 150 basis points across all maturity ranges.

Over this period, mortgage-backed securities ("MBS") generally underperformed similar duration Agency and Treasury securities. During a very difficult July 2003, the MBS sector underperformed U.S. Treasuries on a duration-matched basis by 145 basis points. As interest and mortgage rates moved higher, the estimated average duration of the MBS Index extended from 0.5 year to almost 4 years. This change has a strong tendency to put downward price pressure on mortgage-related securities. Given the Fund's overweight position in higher yielding MBS, this caused the Fund to underperform the Lipper and Merrill categories. Somewhat offsetting this underperformance was positive attribution due to duration and yield curve positioning.

The Fund continues to maintain an overweight position in MBS. A large portion of the mortgages are adjustable rate, and thus will reset at higher rate levels over the next few years. Additionally, the Fund has a somewhat shorter maturity structure than the Lipper and Merrill categories. As the Fed prepares to move the Fed Funds' rate higher in the near future, the Fund is well positioned to achieve its' investment objective of continuing to provide a high level of total return while preserving principal value.


                                         /s/ L. Earl Denney


                                         L. Earl Denney,  CFA
                                         Managing Director


                                         /s/ Michael Sebesta


                                         Michael Sebesta
                                         Managing Director

T Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-1.10%          4.40%            5.08%             5.61%            72.42%
-----------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Limited-Term       Merrill Lynch 1-5 Year             Merrill Lynch 1-5 Year
                  Federal Mortgage Securities    AAA U.S. Treasuries/               U.S. Treasuries
                  Fund, T Shares                 Agencies Index                     Index
6/30/94           $10,000                        $10,000                            $10,000
5/95              $10,756                        $10,809                            $10,810
5/96              $11,276                        $11,345                            $11,342
5/97              $12,002                        $12,118                            $12,111
5/98              $12,856                        $13,049                            $13,041
5/99              $13,467                        $13,731                            $13,723
5/00              $13,780                        $14,234                            $14,245
5/01              $15,161                        $15,774                            $15,736
5/02              $16,303                        $16,875                            $16,794
5/03              $17,442                        $18,113                            $18,036
5/04              $17,251                        $18,122                            $18,042

A Shares
Average Annual Total Returns
(periods ended May 31, 2004)
One Year

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-1.36%          4.10%            4.78%             5.42%            68.38%          Without load
-----------------------------------------------------------------------------
-3.82%          3.21%            4.26%             5.15%            64.10%          With load
-----------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Limited-Term       Merrill Lynch 1-5 Year             Merrill Lynch 1-5 Year
                  Federal Mortgage Securities    AAA U.S. Treasuries/               U.S. Treasuries
                  Fund, A Shares                 Agencies Index                     Index
7/31/94           $ 9,750                        $10,000                            $10,000
5/95              $10,440                        $10,698                            $10,698
5/96              $10,919                        $11,229                            $11,224
5/97              $11,593                        $11,993                            $11,985
5/98              $12,398                        $12,914                            $12,906
5/99              $12,953                        $13,590                            $13,581
5/00              $13,203                        $14,087                            $14,097
5/01              $14,502                        $15,611                            $15,573
5/02              $15,540                        $16,701                            $16,619
5/03              $16,584                        $17,927                            $17,849
5/04              $16,359                        $17,936                            $17,854

L Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-1.71%          3.74%            4.46%             4.76%            51.78%        Without CDSC
-----------------------------------------------------------------------------
-3.63%     With CDSC
-------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Limited-Term       Merrill Lynch 1-5 Year             Merrill Lynch 1-5 Year
                  Federal Mortgage Securities    AAA U.S. Treasuries/               U.S. Treasuries
                  Fund, L Shares                 Agencies Index                     Index
6/30/95           $10,000                        $10,000                            $10,000
5/96              $10,393                        $10,436                            $10,431
5/97              $10,996                        $11,146                            $11,139
5/98              $11,709                        $12,002                            $11,994
5/99              $12,194                        $12,630                            $12,621
5/00              $12,402                        $13,092                            $13,101
5/01              $13,581                        $14,509                            $14,473
5/02              $14,508                        $15,522                            $15,445
5/03              $15,427                        $16,661                            $16,588
5/04              $15,163                        $16,669                            $16,593


Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                    STI CLASSIC MARYLAND MUNICIPAL BOND FUND
                    ----------------------------------------


The STI Classic Maryland Municipal Bond Fund (the "Fund") is managed as a long term bond fund that purchases, primarily, investment grade rated bonds. From time to time a small allocation may be made to non-rated securities. The Fund buys securities issued by the state of Maryland and its political subdivisions, supplemented by bonds from Puerto Rico that are exempt from state income taxation. The Fund seeks to produce a competitive Total Rate of Return ("TRR") and an attractive distribution to its shareholders. The Fund holds bonds with maturity dates out to 30 years or longer, as well as adjustable rate tender bonds as money market securities. Although there are no average maturity or duration limitations on the portfolio, we generally follow maturity and duration characteristics of the Lipper Maryland Fund peer group as well as the Lehman Municipal 10-year Index. This Index had a modified adjusted duration of 6.89 and weighted average maturity of 9.80 years on May 31, 2004. The Fund's duration was
5.74 years and the average maturity was 9.89 years. The Lehman G O Index is consulted as it provides wider maturity dispersion with a similar duration.

Compared to one year ago, the municipal yield curve remains steep at +305 basis points compared to +322, as measured from 2 to 30 years. However, in the short to intermediate area the slope has seen greater adjustment with rates rising, dramatically, after reaching near 40 year lows during June 2003. In terms of yield changes, rates climbed 103 bp on 5-year high-grade bonds, 84 bp in 10 years, 77 bp in 15 years, 71 bp in 20 years, and 69 bp in 30 years. Much of this increase occurred in the 2nd quarter of 2004 with an improved U S employment picture and an expectation that the Federal Reserve will soon increase overnight interest rates. As the curve flattened in the intermediate range, returns were negative over 12 months within the 5 to 15 year range while positive returns were generated only on 1 to 3 year bonds and 15 to 20 year bonds. The longer bonds saw significant price erosion but their income advantage produced a positive total return.

The Fund holds a mix of all sectors of the municipal market with an emphasis on credit quality and call protection. Approximately 72% of assets were rated AA or higher. State and local general obligation tax supported bonds represented the largest category at 41% of assets, with health care and housing bonds the next largest at 17% and 20%. Bonds subject to the Alternative Minimum Tax were 11% of total assets.

For the year ended May 31, 2004, the Fund's TRR was -1.06% for T Shares while the Lehman 10-Year Municipal Bond Index, computed without fees, had a TRR of -0.39%. The Lipper MD Municipal Debt Funds Objective average return was reported as -0.84%. Our underperformance in the past year can be attributed to an inconsistent exposure to long maturity bonds. We pulled duration down after the market sell off in July. Sporadic rallies late in the year and again in the 1st quarter of 2004 enabled the 20-year area to be the 2nd best performing part of the curve and only the shortest bonds outperformed the 20 year. The Fund was underweight in this spot on the maturity curve and remains so today as the defensive, fuller coupon bonds we desire have not been available. The Fund was overweight the 5 to 15 year range where performance was poor.

The U.S. economy has shown gradual improvement in recent months as measured by employment, industrial production, and housing market activity. The headline consumer and producer price indices are showing large gains but the year over year level of these indices, as measured by the so called "core rate" without volatile food and energy costs, remains below 2%. Meanwhile, the war in Iraq and the U S budget and trade deficits remain large concerns, just as they were one year ago. We continue to expect higher yields and a flatter curve and are positioned shorter than has been the case over the past few years. Higher coupon bonds are our preferred choice and the largest portion of holdings will continue to be AA and AAA rated bonds with some A and BBB bonds included to improve income.


                                         /s/ George E. Calvert Jr.


                                         George E. Calvert Jr.
                                         Vice President

T Shares(1)
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-1.06%          4.77%            4.74%             4.65%            45.49%
-----------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Maryland           Lehman 10-Year                     Lipper MD
                  Municipal Bond                 Municipal Bond                     Municipal Debt
                  Fund, T Shares                 Index                              Funds Objective
3/31/96           $10,000                        $10,000                            $10,000
5/96              $ 9,846                        $ 9,937                            $ 9,958
5/97              $10,500                        $10,749                            $10,648
5/98              $11,443                        $11,746                            $11,549
5/99              $11,923                        $12,288                            $11,952
5/00              $11,710                        $12,266                            $11,639
5/01              $13,068                        $13,713                            $12,871
5/02              $13,826                        $14,613                            $13,560
5/03              $15,187                        $16,232                            $14,787
5/04              $15,026                        $16,169                            $14,703

L Shares(1)
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-1.97%          3.80%            3.78%             4.35%            41.21%        Without CDSC
-----------------------------------------------------------------------------
-3.84%     With CDSC
--------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Maryland           Lehman 10-Year                     Lipper MD
                  Municipal Bond                 Municipal Bond                     Municipal Debt
                  Fund, L Shares                 Index                              Funds Objective
4/30/96           $10,000                        $10,000                            $10,000
5/96              $ 9,936                        $ 9,972                            $ 9,996
5/97              $10,514                        $10,787                            $10,689
5/98              $11,366                        $11,788                            $11,593
5/99              $11,735                        $12,331                            $11,998
5/00              $11,423                        $12,309                            $11,683
5/01              $12,633                        $13,761                            $12,921
5/02              $13,244                        $14,664                            $13,612
5/03              $14,411                        $16,289                            $14,844
5/04              $14,127                        $16,225                            $14,759


(1) Returns prior to May 24, 1999 represent the performance of the CrestFund Maryland Municipal Bond Fund.

Past performance is no indication of future performance. The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                        STI CLASSIC SHORT-TERM BOND FUND
                        --------------------------------


The investment goal of the STI Classic Short Term Bond Fund (the "Fund") is to maximize income while preserving principal value. The Fund focuses on investing in short duration investment grade fixed income and money market securities with the objective of generating a higher yield and better return potential than money market funds, while not assuming the greater market risk of longer-term bond funds.

Money market yields and short-term bond yields remained at very low levels during most of the fiscal year ended May 31, 2004. The primary factors that kept yields low and monetary policy accommodative during 2003 and early 2004 were the war with Iraq, terrorism fears, lingering deflation concerns, and lack of improvement in labor markets and manufacturing. The Federal Reserve made only one policy rate change during the Fund's fiscal year. That move occurred in June, 2003 when the Fed lowered the Fed Funds rate to 1.00% from 1.25%.

The Fund's fiscal year can be broken down into three distinct periods. At the beginning of the year, short-term bond yields were rising steadily from historic lows as the Fed was backpedaling from deflationary comments that had brought yields to unrealistically low levels. In the middle of the year, yields remained low and were relatively range bound as there was no clear cut direction for the economy as investors waited patiently for good economic news.

By the end of the Fund's fiscal year, while Iraq and terrorism fears remained, most of the issues that held yields in check had reversed course: economic growth was strong, labor markets were improving rapidly, manufacturing was gaining momentum, and inflation concerns had resurfaced. As a result, short-term bond yields rose rapidly late in the Fund's fiscal year and market participants were anticipating the Federal Reserve would initiate a series of tightening moves.

The Fund maintained its overweight in corporate bonds for the fiscal year ending May, 31, 2004, which elevated the overall return of the portfolio. The largest overweight was in the finance sector which performed well relative to the corporate sector as a whole. There were no significant credit problems in the portfolio during the fiscal year ending May, 31, 2004. Intelstat was purchased in the Fund at the beginning of May, 31, 2004, and over the last two weeks some negative developments have occurred, which have resulted in our reevaluating the investment. The bond has underperformed over the holding period. Our holding, however, is less than one half of one percent of the total Fund. The best performing sector in the Fund was the automotive sector with holdings of GM, F and DCX. The overweight in corporates was offset by a large underweight in U.S. Treasury Securities. As noted, Treasuries underperformed corporates during the fiscal year.

The Fund had an underweight in the 1-3 year part of the curve offset by an overweight in the 0-1 year and 3-5 year part of the curve. On an absolute basis, the longer securities underperformed in the rising rate environment, but on an absolute basis this enabled the manager to underweight the 1-3 year part of the curve and as the yield curve flattened this enhanced the overall performance.

Some of the positive actions that helped performance of the Fund over the last year was shortening the duration range and increasing the allocation to floating rate and adjustable rate securities. The most significant sector change was an increase to asset backed securities and mortgage backed securities.

Over the past year, the dividend yield of the Fund has been consistently higher than that of money market funds. The NAV has fluctuated in a relatively narrow range, ending the year down -1.99% from the same period a year ago. The total return of the Fund's T Shares for the one year time period ending May 31, 2004 was a positive 0.45%.


/s/ Robert W. Corner                     /s/ H. Rick Nelson


Robert W. Corner                         H. Rick Nelson
Managing Director                        Managing Director

T Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
0.45%           2.80%            4.24%             5.08%             4.80%           69.07%
---------------------------------------------------------------------------------------------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                  STI Classic Short-Term         Citigroup 1-3 Year
                  Bond Fund,                     Treasury/Government/
                  T Shares                       Credit Index
5/31/94           $10,000                        $10,000
5/95              $10,760                        $10,742
5/96              $11,239                        $11,321
5/97              $11,947                        $12,072
5/98              $12,820                        $12,920
5/99              $13,341                        $13,618
5/00              $13,724                        $14,175
5/01              $15,114                        $15,656
5/02              $15,762                        $16,668
5/03              $16,345                        $17,749
5/04              $16,419                        $17,944

A Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
 0.24%          2.62%            4.05%             4.89%             4.55%           64.56%      Without load
---------------------------------------------------------------------------------------------
-1.81%          1.91%            3.63%             4.67%             4.36%           61.19%      With load
---------------------------------------------------------------------------------------------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                  STI Classic Short-Term         Citigroup 1-3 Year
                  Bond Fund,                     Treasury/Government/
                  A Shares                       Credit Index
5/31/94           $ 9,800                        $10,000
5/95              $10,529                        $10,742
5/96              $10,975                        $11,321
5/97              $11,630                        $12,072
5/98              $12,466                        $12,920
5/99              $12,950                        $13,618
5/00              $13,295                        $14,175
5/01              $14,612                        $15,656
5/02              $15,224                        $16,668
5/03              $15,752                        $17,749
5/04              $15,790                        $17,944


L Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-0.11%          2.24%            3.68%             4.23%            44.91%        Without CDSC
-----------------------------------------------------------------------------
-2.07%     With CDSC
-------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                  STI Classic Short-Term         Citigroup 1-3 Year
                  Bond Fund,                     Treasury/Government/
                  L Shares                       Credit Index
6/30/95           $10,000                        $10,000
5/96              $10,359                        $10,481
5/97              $10,941                        $11,176
5/98              $11,689                        $11,962
5/99              $12,098                        $12,608
5/00              $12,378                        $13,124
5/01              $13,566                        $14,495
5/02              $14,075                        $15,431
5/03              $14,513                        $16,433
5/04              $14,497                        $16,614



Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

              STI CLASSIC SHORT-TERM U.S. TREASURY SECURITIES FUND
              ----------------------------------------------------


The investment objective of the STI Classic Short-Term U.S. Treasury Securities Fund (the "Fund") is to provide high current income while preserving capital through investing in exclusively in short-term U.S. Treasury securities. The goal of the Fund is to capture the yield advantage, which normally exists between money market instruments and short-term bonds. The price volatility of short-term bonds is very modest and over time has consistently been offset by the incremental yield of these instruments relative to money market securities. The Fund is managed from a total return perspective, that is, day to day decisions are made with a view toward maximizing income and price appreciation. The investment discipline applied in managing the Fund emphasizes adding value through yield curve analysis. Investments are made in those segments of the yield curve within the applicable universe, which offer the most attractive risk/reward characteristics.

Money market yields and short-term bond yields remained at very low levels during most of the fiscal year ended May 31, 2004. The primary factors that kept yields low and monetary policy accommodative during 2003 and early 2004 were the war with Iraq, terrorism fears, lingering deflation concerns, and lack of improvement in labor markets and manufacturing. The Federal Reserve Bank ("Fed") made only one policy rate change during the Fund's fiscal year. That move occurred in June, 2003 when the Fed lowered the Fed Funds rate to 1.00% from 1.25%.

The Fund's fiscal year can be broken down into three distinct periods. At the beginning of the year, short-term bond yields were rising steadily from historic lows as the Fed was backpedaling from deflationary comments that had brought yields to unrealistically low levels. In the middle of year, yields remained low and were relatively range bound as there was no clear cut direction for the economy as investors waited patiently for good economic news.

By the end of the Fund's fiscal year, while Iraq and terrorism fears remained, most of the issues that held yields in check had reversed course: economic growth was strong, labor markets were improving rapidly, manufacturing was gaining momentum, and inflation concerns had resurfaced. As a result, short-term bond yields rose rapidly late in the Fund's fiscal year and market participants were anticipating the Federal Reserve would initiate a series of tightening moves.

The rise in short-term interest rates over the one-year period ending May 31, 2004 led to a modest decline in the Fund's NAV. The Fund mitigated the negative price effect of the rising rates by shortening its duration and average life. The Fund's one-year returns of 0.11% for the T Shares was respectable in this environment of rising rates.


                                         /s/ David S. Yealy


                                         David S. Yealy
                                         Managing Director

T Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
0.11%           3.01%            4.14%             4.82%             4.53%           64.34%
---------------------------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Short-Term         Citigroup 1-3 Year                 Citigroup 6-Month
                  U.S. Treasury Securities       Treasury                           Treasury Bill
                  Fund, T Shares                 Index                              Index
5/31/94           $10,000                        $10,000                            $10,000
5/95              $10,611                        $10,729                            $10,542
5/96              $11,113                        $11,236                            $11,142
5/97              $11,753                        $11,977                            $11,741
5/98              $12,493                        $12,813                            $12,379
5/99              $13,067                        $13,492                            $12,993
5/00              $13,557                        $14,048                            $13,674
5/01              $14,644                        $15,423                            $14,502
5/02              $15,331                        $16,366                            $14,937
5/03              $15,992                        $17,249                            $15,175
5/04              $16,009                        $17,377                            $15,334

A Shares
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
-0.06%          2.82%            3.96%             4.65%             4.36%           61.31%      Without load
---------------------------------------------------------------------------------------------
-1.01%          2.48%            3.75%             4.54%             4.27%           59.72%      With load
---------------------------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Short-Term         Citigroup 1-3 Year                 Citigroup 6-Month
                  U.S. Treasury Securities       Treasury                           Treasury Bill
                  Fund, A Shares                 Index                              Index
5/31/94           $ 9,900                        $10,000                            $10,000
5/95              $10,497                        $10,729                            $10,542
5/96              $10,971                        $11,236                            $11,142
5/97              $11,585                        $11,977                            $11,741
5/98              $12,284                        $12,813                            $12,379
5/99              $12,842                        $13,492                            $12,993
5/00              $13,302                        $14,048                            $13,674
5/01              $14,349                        $15,423                            $14,502
5/02              $14,986                        $16,366                            $14,937
5/03              $15,605                        $17,249                            $15,175
5/04              $15,595                        $17,377                            $15,334


L Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-0.30%          2.60%            3.74%             4.21%            44.55%        Without CDSC
-----------------------------------------------------------------------------
-2.25%     With CDSC
--------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Short-Term         Citigroup 1-3 Year                 Citigroup 6-Month
                  U.S. Treasury Securities       Treasury                           Treasury Bill
                  Fund, L Shares                 Index                              Index
6/30/95           $10,000                        $10,000                            $10,000
5/96              $10,357                        $10,416                            $10,516
5/97              $10,894                        $11,102                            $11,081
5/98              $11,537                        $11,877                            $11,683
5/99              $12,036                        $12,506                            $12,263
5/00              $12,438                        $13,022                            $12,905
5/01              $13,392                        $14,296                            $13,687
5/02              $13,996                        $15,170                            $14,098
5/03              $14,508                        $15,989                            $14,322
5/04              $14,464                        $16,107                            $14,472

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                        STI CLASSIC STRATEGIC INCOME FUND
                        ---------------------------------



For the year ended May 31, 2004 the STI Classic Strategic Income Fund (the "Fund") achieved its investment objectives of providing a relatively high level of current income while maintaining a relatively stable Net Asset Value. The Fund ended the fiscal year with an income distribution rate of 5.75% for the Fund's T Shares, while generating 4.15% in total return over the past year.

After an extended multi-year period of Monetary and Fiscal stimulus, the economy has at long last gained a firm footing and appears to be on its way to a self-sustaining recovery. The employment situation has improved markedly, and the fears of deflation have dissipated. In response to this revelation, interest rates rose significantly, generating negative returns for the year in interest rate sensitive bonds. The Merrill Lynch AAA U.S. Treasury/Agency Master Index returned a negative 2.16% for the past year. The economic recovery that caused interest rates to rise has also boosted the credit worthiness of corporate America, and yield premiums on High Yield corporate bonds fell. The Merrill Lynch High Yield Master II Index returned 11.65% over the past year. Finally, many international interest rates rose amid expectations that the U.S. recovery will boost the global economy; however, the international fixed income market was relatively stable. The Merrill Lynch Global Government Bond II ex U.S., Hedged Index returned a negative 0.68% over the past year. The inverse relationship between interest rate risk and credit risk was proven over the past year, and the inherent diversification of the Fund provided for a relatively stable profile in an otherwise volatile market. The Fund provided protection and positive returns in the rising rate environment.

Early in the fiscal year, the Fund benefited from a significant overweight to the high yield sector as the early stages of the economic recovery took hold. As valuations changed, the relative attractiveness of that sector lessened by spring. We took the allocation down gradually from a high of 58% to 38%. We reallocated much of those assets into mortgage backed securities in the government sector, as the rise in rates significantly reduced prepayment activity and restored income to the sector. The Fund benefited from the higher yields and relatively attractive total returns. We also reallocated asset to the international bond markets of mature economies where rates had already risen significantly through central bank tightening. Our hedging activity proved to protect the Fund as the U.S. Dollar regained its footing and rose against foreign countries as the expectations of higher U.S. interest rates increased.

Interest rates in the United States rose 200 basis points from May 2003 to May 2004 reflecting the improved economic environment. Yield spreads on corporate bonds have narrowed considerably, and mortgage backed securities have fully extended. All sectors of the fixed income market come into the new Fiscal year at relatively fair value. The higher level of longer term market rates should help to temper economic activity, doing some of the Feds work for it. The Federal Reserve will most likely bring the Federal Funds rate up to where current market expectations are, and long term rates will surely fluctuate somewhat based upon economic activity. Over the course of the next year, the fixed income market will once again try to find a level of equilibrium with the economy. This should all set the stage for a reduced level of interest rate volatility and the financial markets should "plane out" going into 2005. There may be some added volatility continuing into year end due to Iraq, the presidential election, and/or continued varied opinions on the economy; however, the stage is set for a more normal, self-sustaining economic performance. In this environment, income will again dominate total return, and corporate America will maintain a relatively healthy credit profile. This implies a yield based strategy of U.S. Governments, High Yield corporate bonds, and Mortgage Backed Securities will provide attractive return profiles. Also, on the International front, some higher yielding and maturing economies will provide additional yield and total return opportunities.

Going forward, we will continue to attempt to maintain a well-balanced, diversified portfolio of U.S. Government, International Government, and High Yield Corporate bonds to provide income and stability.


/s/ Agnes G. Pampush                     /s/ Neil J. Powers


Agnes G. Pampush, CFA                    Neil J. Powers, CFA
Managing Director                        Managing Director

T Shares
Average Annual Total Returns
(periods ended May 31, 2004)

----------------------------------------
             Annualized       Cumulative
              Inception        Inception
One Year       to Date          to Date
----------------------------------------
4.15%           5.41%           14.08%
----------------------------------------

                                                 COMPARISON OF CHANGE IN THE VALUE
                                                      OF A $10,000 INVESTMENT

                                           34/33/33 Hybrid of
                                           Merrill AAA U.S. Treasury/
                                           Agency Master, Merrill High
                  STI Classic Strategic    Yield Master II, & Merrill        Merrill AAA U.S.    Merrill High       Merrill Global
                  Income Fund,             Global Government                 Treasury/Agency     Yield Master II    Government Bond
                  T Shares                 Bond II ex U.S. Indices           Master Index        Index              II ex U.S. Index
11/30/01          $10,000                  $10,000                           $10,000             $10,000            $10,000
5/02              $10,075                  $10,107                           $10,146             $10,174            $ 9,991
5/03              $10,954                  $11,244                           $11,476             $11,159            $11,003
5/04              $11,409                  $11,554                           $11,228             $12,459            $10,928

A Shares
Average Annual Total Returns
(periods ended May 31, 2004)

----------
Cumulative
Inception
to Date
----------
 2.59%   Without CDSC
------
-1.29%   With CDSC


                                                 COMPARISON OF CHANGE IN THE VALUE
                                                      OF A $10,000 INVESTMENT

                                           34/33/33 Hybrid of
                                           Merrill AAA U.S. Treasury/
                                           Agency Master, Merrill High
                  STI Classic Strategic    Yield Master II, & Merrill        Merrill AAA U.S.    Merrill High       Merrill Global
                  Income Fund,             Global Government                 Treasury/Agency     Yield Master II    Government Bond
                  A Shares                 Bond II ex U.S. Indices           Master Index        Index              II ex U.S. Index
10/31/03          $9,625                   $10,000                           $10,000             $10,000            $10,000
5/04              $9,819                   $10,195                           $10,043             $10,370            $10,177



L Shares
Average Annual Total Returns
(periods ended May 31, 2004)

----------------------------------------
             Annualized       Cumulative
              Inception        Inception
One Year       to Date          to Date
----------------------------------------
3.59%           4.89%           12.67%     Without CDSC
----------------------------------------
1.63%    With CDSC
------

                                                  COMPARISON OF CHANGE IN THE VALUE
                                                       OF A $10,000 INVESTMENT

                                           34/33/33 Hybrid of
                                           Merrill AAA U.S. Treasury/
                                           Agency Master, Merrill High
                  STI Classic Strategic    Yield Master II, & Merrill       Merrill AAA U.S.    Merrill High        Merrill Global
                  Income Fund,             Global Government                Treasury/Agency     Yield Master II     Government Bond
                  L Shares                 Bond II ex U.S. Indices          Master Index        Index               II ex U.S. Index
11/30/01          $10,000                  $10,000                          $10,000             $10,000             $10,000
5/02              $10,056                  $10,107                          $10,146             $10,174             $ 9,991
5/03              $10,876                  $11,244                          $11,476             $11,159             $11,003
5/04              $11,267                  $11,554                          $11,228             $12,459             $10,928

Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                   STI CLASSIC U.S. GOVERNMENT SECURITIES FUND
                   -------------------------------------------


The STI Classic U.S. Government Securities Fund (the "Fund") seeks to provide a high level of total return through the combination of interest income and principal appreciation, while preserving capital through the investment in U.S. Agency and mortgage related securities. For the year end May 31, 2004, the Fund's T shares had a total return of -1.77% versus the average return of -0.89% for the Lehman Intermediate U.S. Government Bond Index. For the same period, the Merrill Lynch Government/Mortgage Fund had a total return of -0.51%. (The Merrill Index is non-managed and has no fees.)

During the early part of the period of review, the Federal Reserve Bank ("Fed") continued to be publicly concerned about the risks of deflationary price pressures in the economy, and thus lowered the Fed Funds rate to a 40-year low of 1% in late June 2003. However, shortly thereafter, published economic data began to significantly improve on a sustained basis. This strength, along with firming commodity, oil, and precious metals prices, caused market interest rates to move up sharply across the yield curve. From May 2003 to May 2004 interest rates increased from 100 to 150 basis points ("bp") across all maturity ranges.

Over this period, mortgage-backed securities ("MBS") generally underperformed similar duration Agency and Treasury securities. During a very difficult July 2003, the MBS sector underperformed U.S. Treasuries on a duration-matched basis by 145 bp. As interest and mortgage rates moved higher, the estimated average duration of the MBS Index extended from .5 year to almost 4 years. This change has a strong tendency to put downward price pressure on mortgage-related securities. Given the Fund's overweight position in higher yielding MBS, this caused the Fund to underperform the Lehman and Merrill categories. Somewhat offsetting this underperformance was positive attribution due to duration and yield curve positioning.

The Fund continues to maintain an overweight position in MBS. A large portion of the mortgages are adjustable rate, and thus will reset at higher rate levels over the next few years. Additionally, the Fund has a somewhat shorter maturity structure than the Lehman and Merrill categories. As the Fed prepares to move the Fed Funds' rate higher in the near future, the Fund is well positioned to achieve its investment objective of continuing to provide a high level of total return while preserving principal value.


                                           /s/ Michael Sebesta


                                           Michael Sebesta
                                           Managing Director

T Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-1.77%          5.01%            5.57%             6.23%            81.15%
-----------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic U.S. Government    Merrill Lynch Government/          Lehman Intermediate
                  Securities Fund,               Mortgage Custom                    U.S. Government
                  T Shares                       Index*                             Bond Index
8/31/94           $10,000                        $10,000                            $10,000
5/95              $10,832                        $10,925                            $10,734
5/96              $11,132                        $11,404                            $11,221
5/97              $11,972                        $12,331                            $12,018
5/98              $13,260                        $13,653                            $13,050
5/99              $13,777                        $14,284                            $13,699
5/00              $14,002                        $14,685                            $14,112
5/01              $15,599                        $16,504                            $15,777
5/02              $16,831                        $17,847                            $16,978
5/03              $18,388                        $19,680                            $18,703
5/04              $18,063                        $19,579                            $18,536

A Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-2.17%          4.58%            5.13%             5.76%            74.89%         Without load
-----------------------------------------------------------------------------
-5.87%          3.27%            4.33%             5.35%            68.33%         With load
-----------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic U.S. Government    Merrill Lynch Government/          Lehman Intermediate
                  Securities Fund,               Mortgage Custom                    U.S. Government
                  A Shares                       Index*                             Bond Index
6/30/94           $ 9,625                        $10,000                            $10,000
5/95              $10,571                        $11,139                            $10,906
5/96              $10,832                        $11,628                            $11,401
5/97              $11,613                        $12,573                            $12,211
5/98              $12,801                        $13,921                            $13,259
5/99              $13,257                        $14,564                            $13,919
5/00              $13,415                        $14,974                            $14,338
5/01              $14,883                        $16,827                            $16,030
5/02              $15,995                        $18,197                            $17,250
5/03              $17,401                        $20,066                            $19,002
5/04              $17,024                        $19,964                            $18,833

L Shares
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-2.67%          4.06%            4.62%             4.86%            53.11%           Without CDSC
-----------------------------------------------------------------------------
-4.56%     With CDSC
-------
                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic U.S. Government    Merrill Lynch Government/          Lehman Intermediate
                  Securities Fund,               Mortgage Custom                    U.S. Government
                  L Shares                       Index*                             Bond Index
6/30/95           $10,000                        $10,000                            $10,000
5/96              $10,143                        $10,365                            $10,387
5/97              $10,809                        $11,207                            $11,125
5/98              $11,866                        $12,409                            $12,080
5/99              $12,221                        $12,982                            $12,681
5/00              $12,306                        $13,347                            $13,063
5/01              $13,592                        $14,999                            $14,605
5/02              $14,552                        $16,220                            $15,716
5/03              $15,737                        $17,886                            $17,313
5/04              $15,316                        $17,795                            $17,159

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

*The Merrill Lynch Government/Mortgage Index is a synthetic index created by combining, at their respective market weights: (i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. Government agency securities with a maturity of at least one year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized market value-weighted index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregate pooled mortgages.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

              STI CLASSIC VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
              -----------------------------------------------------


The STI Classic Virginia Intermediate Municipal Bond Fund (the "Fund") is an intermediate maturity fund that holds, primarily, investment grade bonds, supplemented by a small allocation to non-rated bonds that the Advisor believes to have characteristics similar to lower investment grade rated bonds. The Fund purchases securities issued by the Commonwealth of Virginia, its authorities, political subdivisions and agencies, occasionally supplemented with bonds from Puerto Rico that are exempt from state income taxation. The Fund seeks to generate a competitive total return and income distribution with a more stable net asset value than long term funds. We expect to maintain an average maturity between 5 and 10 years with no limitation on the maturity of a single holding. Currently, the Fund's longest bonds mature in 20 years. Nearly 75% of assets mature within 12 years. Duration normally ranges between 5 and 5.5. Modified adjusted duration is currently 5.18. The Fund monitors the Lehman 5-Year Municipal Bond Index as well as the Lipper Other States Intermediate Municipal Debt Funds Objective peer group.

Compared to one year ago, the municipal yield curve remains steep at +305 basis points compared to +322, as measured from 2 to 30 years. However, in the short to intermediate area the slope has witnessed a greater adjustment as rates have risen dramatically across the curve after reaching near 40 year lows in June 2003. In terms of yield changes, rates climbed 103 bp on 5-year high-grade bonds, 84 bp in 10 years, 77 bp in 15 years, 71 bp in 20 years, and 69 bp in 30 years. Much of this increase occurred in the 2nd quarter of 2004 with a better U S employment situation and an expectation that the Federal Reserve will raise overnight interest rates. As the curve flattened in the intermediate range, returns were negative in the municipal market over 12 months within the 5 to 15 year area while positive returns were generated on 1 to 3 year bonds and 15 to 20 years bonds due to their income advantage.

For the 12 months ended May 31 the Fund produced a competitive return. Our emphasis on credit quality provided a minor allocation to bonds rated below single-A of just 5.5% while over 85% of assets were rated double or triple A. The largest sectors represented are local general obligations at 30%, health care at 19% and housing at 13% of assets. Bonds subject to the Alternative Minimum Tax are 8.5%.

For the year, the Fund's total rate of return was -1.00% for the T Shares. The Lehman 5-Year Municipal Bond Index (computed without fees) had a return of -0.39% for the same period. The Lipper Municipal Debt Funds Objective average return was reported as -1.07%. The Fund has tended to outperform in sideways to down markets with its emphasis on high coupon bonds, including some lower rated and callable bonds. These securities do not usually capture price appreciation when rates are dropping as was the case over most of the last four years. The
Fund has not been traded actively, resulting in a portfolio that is not "bulleted" to a particular part of the short to intermediate spectrum. As a result the Fund has been an average performer over longer periods while providing a very competitive income distribution. Thus far in calendar year 2004 the Fund is performing better than the peer group average and we expect this to continue if rates rise.

The U S economy has shown gradual improvement in recent months as measured by employment, industrial production, and the housing market. The headline consumer and producer price indices exhibit large gains while the year over year level of the indices, as measured by the so called "core rate" without volatile food and energy costs, remains below 2%. Meanwhile, the war in Iraq and the U S budget and trade deficits continue to be serious concerns, much as they were one year ago. We expect higher yields and a flatter curve and expect to be positioned shorter than the average of recent years. Higher coupon bonds are our preferred choice and the largest portion of holdings will continue to be AA and AAA rated bonds with some lower rated and well researched non-rated local bonds included for their contribution to the Fund's income distribution.


                                           /s/ George E. Calvert Jr.


                                           George E. Calvert Jr.
                                           Vice President

T Shares(1)
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-1.00%          4.24%            4.29%             4.66%            67.97%
-----------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Virginia           Lehman 5-Year                      Lipper Other States
                  Intermediate Municipal Bond    Municipal Bond                     Intermediate Municipal
                  Fund, T Shares                 Index                              Debt Funds Objective
5/31/94           $10,000                        $10,000                            $10,000
5/95              $10,787                        $10,713                            $10,694
5/96              $11,181                        $11,210                            $11,086
5/97              $11,847                        $11,880                            $11,753
5/98              $12,721                        $12,676                            $12,577
5/99              $13,163                        $13,285                            $13,009
5/00              $12,990                        $13,385                            $12,853
5/01              $14,340                        $14,754                            $14,105
5/02              $15,132                        $15,711                            $14,848
5/03              $16,407                        $17,106                            $16,100
5/04              $16,243                        $17,040                            $15,928

A Shares(1)
Average Annual Total Returns
(periods ended May 31, 2004)

---------------------------------------------------------------------------------------------
                                                                  Annualized       Cumulative
                                                                   Inception        Inception
One Year       3 Years          5 Years          10 Years           to Date          to Date
---------------------------------------------------------------------------------------------
-1.04%          4.20%            4.25%             4.95%             4.43%           61.65%      Without load
---------------------------------------------------------------------------------------------
-4.78%          2.86%            3.45%             4.55%             4.07%           55.57%      With load
---------------------------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Virginia           Lehman 5-Year                      Lipper Other States
                  Intermediate Municipal Bond    Municipal Bond                     Intermediate Municipal
                  Fund, A Shares                 Index                              Debt Funds Objective
5/31/94           $ 9,625                        $10,000                            $10,000
5/95              $10,371                        $10,713                            $10,694
5/96              $10,748                        $11,210                            $11,086
5/97              $11,388                        $11,880                            $11,753
5/98              $12,239                        $12,676                            $12,577
5/99              $12,667                        $13,285                            $13,009
5/00              $12,510                        $13,385                            $12,853
5/01              $13,790                        $14,754                            $14,105
5/02              $14,544                        $15,711                            $14,848
5/03              $15,763                        $17,106                            $16,100
5/04              $15,599                        $17,040                            $15,928


(1) Returns prior to May 24, 1999 represent the performance of the CrestFund Virginia Intermediate Municipal Bond Fund.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                    STI CLASSIC VIRGINIA MUNICIPAL BOND FUND
                    ----------------------------------------


The STI Classic Virginia Municipal Bond Fund (the "Fund") is a long term bond fund that holds, primarily, investment grade bonds supplemented by a small allocation to non rated bonds that the Advisor believes are comparable in quality to lower investment grade bonds. The Fund purchases securities issued by the Commonwealth of Virginia, its political subdivisions, authorities and agencies, supplemented, occasionally, with bonds issued by Puerto Rico. The Fund seeks to generate a competitive total rate of return ("TRR") with an attractive distribution to shareholders. The Fund holds bonds maturing out to 30 years as well as variable rate tender bonds as money market securities. Though there are no average maturity or duration limitations on the portfolio, we generally follow the Lipper Virginia peer group characteristics and the duration of the Lehman 10-Year Index with its modified adjusted duration of 6.89 years and average maturity of 9.80 years at May 31. The Fund's duration was shorter at
6.38 and average maturity was 11.83 years. We also monitor the Lehman G O Index with its wider maturity dispersion but similar duration as the 10-Year Index.

Compared to one year ago, the municipal yield curve remains steep at +305 basis points compared to +322, as measured from 2 to 30 years. However, in the short to intermediate area the slope has witnessed a greater adjustment and rates have risen dramatically after reaching near 40 year lows in June 2003. In terms of yield changes, rates climbed 103 bp on 5-year high-grade bonds, 84 bp in 10 years, 77 bp in 15 years, 71 bp in 20 years, and 69 bp in 30 years. Much of this increase occurred in the 2nd quarter of 2004 with a better U S employment picture and the expectation of the Federal Reserve finally lifting overnight rates. As the curve flattened in the intermediate range, returns were negative over 12 months within the 5 to 15 year area while positive returns were generated only on the shortest bonds and bonds maturing in 15 to 20 years due to their income advantage.

The Fund holds all sectors of the market with an emphasis on credit quality and higher coupon bonds. Approximately 79% of total assets were rated double A or higher. There is little or no sector concentration with G O bonds the largest at 23% followed by water & sewer revenue bonds at 18% and healthcare at 14%. The Fund holds 7.5% of assets in non-rated, governmental purpose and private activity bonds for yield enhancement. Bonds subject to the Alternative Minimum Tax comprise only 2.0% of assets.

For the year the Fund's TRR for T Shares was -0.90% while the Lehman 10-Year Municipal Bond Index (computed without fees) had a return of -0.39% for the same period. The Lipper Virginia Municipal Debt Funds Objective return was reported as -0.67%. The Fund lagged the peers over 12 months as many of our large premium coupon bonds failed to capture the rallies and price appreciation that occurred late in 2003 and again in early 2004. These bonds, unfortunately also suffered along with the 5 to 15 year area when the severe market correction began in March and their duration "extended" from the call dates.

The U.S. economy has shown gradual improvement in recent months as measured by employment, industrial production, and the strong housing market. Headline consumer and producer price indices are showing noticeable jumps while the year over year level of these indices, as measured by the so called "core rate" without volatile food and energy costs, remains below 2%. Meanwhile, the war in Iraq and the U S budget and trade deficits remain a concern, much as they were one year ago. We expect higher yields and a flatter curve and are positioned shorter than in recent years. Higher coupon bonds are our preferred choice and the largest portion of holdings will continue to be AA and AAA rated bonds with some lower rated and well researched non-rated bonds included for their contribution to income.


                                           /s/ George E. Calvert Jr.


                                           George E. Calvert Jr.
                                           Vice President

T Shares(1)
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-0.90%          4.86%            4.48%             5.17%            58.67%
-----------------------------------------------------------------------------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Virginia           Lehman 10-Year                     Lipper Virginia
                  Municipal Bond Fund,           Municipal Bond                     Municipal Debt
                  T Shares                       Index                              Funds Objective
4/30/95           $10,000                        $10,000                            $10,000
5/95              $10,333                        $10,317                            $10,319
5/96              $10,568                        $10,805                            $10,696
5/97              $11,302                        $11,688                            $11,499
5/98              $12,356                        $12,772                            $12,572
5/99              $12,820                        $13,361                            $13,016
5/00              $12,412                        $13,337                            $12,660
5/01              $13,841                        $14,911                            $14,045
5/02              $14,657                        $15,889                            $14,776
5/03              $16,103                        $17,650                            $16,138
5/04              $15,958                        $17,581                            $16,030



L Shares(1)
Average Annual Total Returns
(periods ended May 31, 2004)

-----------------------------------------------------------------------------
                                                Annualized         Cumulative
                                                 Inception         Inception
One Year       3 Years          5 Years           to Date           to Date
-----------------------------------------------------------------------------
-1.90%          3.88%            3.51%             4.19%            45.40%        Without CDSC
-----------------------------------------------------------------------------
-3.77%   With CDSC
--------

                                          COMPARISON OF CHANGE IN THE VALUE
                                               OF A $10,000 INVESTMENT

                  STI Classic Virginia           Lehman 10-Year                     Lipper Virginia
                  Municipal Bond Fund,           Municipal Bond                     Municipal Debt
                  L Shares                       Index                              Funds Objective
4/30/95           $10,000                        $10,000                            $10,000
5/95              $10,336                        $10,317                            $10,319
5/96              $10,480                        $10,805                            $10,696
5/97              $11,121                        $11,688                            $11,499
5/98              $12,051                        $12,772                            $12,572
5/99              $12,400                        $13,361                            $13,016
5/00              $11,888                        $13,337                            $12,660
5/01              $13,146                        $14,911                            $14,045
5/02              $13,794                        $15,889                            $14,776
5/03              $15,020                        $17,650                            $16,138
5/04              $14,735                        $17,581                            $16,030


(1) Returns prior to May 24, 1999 represent the performance of the CrestFund Virginia Municipal Bond Fund.

Past performance is no indication of future performance. The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.0%)
FLORIDA (87.9%)
   Brevard County, Sales Tax
     Authority, RB, MBIA
     Prerefunded @ 101 (F)
     5.700%, 12/01/04                                      $  100     $    103
   Brevard County, School Board,
     COP, AMBAC
     Callable 07/01/12 @ 100
     5.500%, 07/01/17                                       1,360        1,474
     5.500%, 07/01/18                                       3,015        3,255
   Brevard County, Utility
     Authority, RB, FGIC
     Callable 03/01/12 @ 100
     5.250%, 03/01/13                                       1,000        1,088
     5.250%, 03/01/14                                       1,000        1,080
   Broward County, Airport Systems
     Authority, RB, MBIA, AMT
     Callable 10/01/08 @ 101
     5.375%, 10/01/13                                       5,100        5,401
   Broward County, School Board,
     COP, MBIA
     Callable 07/01/13 @ 100
     5.250%, 07/01/15                                       1,750        1,892
   Collier County, Water-Sewer
     District, Ser B, RB, FSA
     Callable 07/01/13 @ 100
     5.500%, 07/01/16                                       2,125        2,323
   Dade County, Aviation Authority,
     Ser A, RB, AMBAC
     Callable 10/01/05 @ 102
     6.000%, 10/01/09                                         500          535
   Dade County, Ser CC, GO,
     AMBAC
     7.125%, 10/01/15                                       2,380        2,948
   Daytona Beach, Utility Systems
     Authority, Ser D, RB, FSA
     Callable 11/15/12 @ 100
     5.250%, 11/15/15                                       1,000        1,078
   Deerfield Beach, Water & Sewer
     Authority, Refunding &
     Improvement Project, RB, FGIC
     6.125%, 10/01/06                                         250          261
   Escambia County, Sales Tax
     Authority, RB, AMBAC
     Callable 10/01/12 @ 101
     5.250%, 10/01/15                                       2,165        2,347
   Florida State, Board of Education,
     Capital Outlay, GO, ETM
     9.125%, 06/01/14                                         950        1,260
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser B, GO
     Callable  06/01/08 @ 101
     5.250%, 06/01/11                                       1,000        1,076


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser B, GO
     Callable 06/01/11 @ 101
     5.500%, 06/01/15                                      $3,000     $  3,263
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser B, GO, FGIC
     Callable 06/01/12 @ 101
     5.375%, 06/01/18                                       2,130        2,283
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser C, GO
     Callable 06/01/05 @ 101
     5.400%, 06/01/10                                       2,745        2,869
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser D, GO
     Callable 06/01/12 @ 100
     5.375%, 06/01/15                                       1,535        1,660
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser D, GO
     Callable 06/01/10 @ 101
     5.625%, 06/01/15                                       1,235        1,346
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser D, GO
     Callable 06/01/10 @ 101
     5.500%, 06/01/14                                         790          868
   Florida State, Board of Education,
     Capital Outlay, Ser C, GO, ETM
     Callable 07/06/04 @ 100
     7.100%, 06/01/07                                         190          196
   Florida State, Board of Education,
     Lottery Revenue, Ser A, RB, FGIC
     Callable 07/01/10 @ 101
     6.000%, 07/01/12                                       1,295        1,471
   Florida State, Board of Education,
     Lottery Revenue, Ser A, RB, FGIC
     Callable 07/01/12 @ 101
     5.375%, 07/01/15                                       3,500        3,817
   Florida State, Board of Education,
     Lottery Revenue, Ser B, RB, FGIC
     Callable 07/01/10 @ 101
     5.500%, 07/01/12                                       4,050        4,497
   Florida State, Board of Education,
     Public Education Project,
     Ser H, GO, FSA
     5.250%, 06/01/11                                       2,150        2,372
     Florida State, Board of Education,
     Public Education Project,
     Ser J, GO
     5.000%, 06/01/12                                       4,460        4,841

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Florida State, Boynton Beach, Utility
     System Authority, RB, FGIC
     5.500%, 11/01/16                                      $1,310     $  1,461
     5.375%, 11/01/14                                       2,000        2,229
   Florida State, Department of
     Environmental Protection &
     Preservation, Florida Forever
     Project, Ser A, RB, MBIA
     5.000%, 07/01/11                                       3,000        3,265
   Florida State, Department of
     Environmental Protection &
     Preservation, Ser A, RB
     5.500%, 07/01/13                                       3,920        4,399
   Florida State, Division of Bond
     Finance, Department of General
     Services, Department of
     Environmental Protection &
     Preservation, Ser 2000-A,
     RB, FGIC
     Callable 07/01/09 @ 101
     5.375%, 07/01/11                                       2,130        2,324
   Florida State, Division of Bond
     Finance, Department of General
     Services, Department of
     Environmental Protection &
     Preservation, Ser 2000-A,
     RB, MBIA
     6.000%, 07/01/06                                       1,000        1,080
   Florida State, Housing Financing
     Authority, Homeowner Mortgage
     Project, Ser 7, RB, AMT, FSA
     Callable 07/01/09 @ 100
     5.200%, 01/01/31                                         590          604
   Florida State, Jea-Johns River Power
     Park System, Issue 2 - 17th Ser, RB
     5.250%, 10/01/10                                       2,000        2,186
   Florida State, Municipal Loan
     Council, Ser A, RB, MBIA
     5.000%, 05/01/12                                       2,165        2,340
   Florida State, Turnpike Authority,
     Department of Transportation,
     RB, FGIC
     5.000%, 07/01/04                                       1,500        1,505
   Florida State, Turnpike Authority,
     Department of Transportation
     Project, Ser B, RB, AMBAC
     Callable 07/01/13 @ 101
     5.250%, 07/01/14                                       2,215        2,437
   Greater Orlando, Aviation
     Authority, Airport Facilities,
     RB, AMT, FGIC
     5.500%, 10/01/17                                       1,810        1,950
     5.250%, 10/01/13                                         725          773


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Hillsborough County, Industrial
     Development Authority,
     University Community Hospital
     Project, RB, MBIA
     6.500%, 08/15/19                                      $  145     $    173
   Jacksonville, Electric Authority,
     Electrical Systems Project,
     Ser 3-A, RB
     Callable 10/01/07 @ 101
     5.250%, 10/01/13                                       1,000        1,074
   Jacksonville, Health Facilities
     Authority, Charity
     Obligation Group, Ser C, RB
     Prerefunded @ 101 (F)
     5.750%, 08/15/09                                       3,090        3,434
   Jacksonville, Sales Tax Revenue,
     RB, AMBAC
     Callable 10/01/11 @ 100
     5.500%, 10/01/13                                       1,435        1,590
     5.500%, 10/01/14                                       1,200        1,321
     5.500%, 10/01/15                                       1,550        1,675
   Jacksonville, Sales Tax Revenue,
     River City Renaissance Project,
     RB, FGIC
     Prerefunded @ 101 (F)
     5.500%, 04/01/06                                       5,525        5,920
   Lakeland, Utility Tax Authority,
     Ser A, RB, FGIC
     Prerefunded @ 102 (F)
     5.700%, 10/01/04                                         100          103
   Lee County, Industrial Development
     Authority, Bonita Springs Utilities
     Project, RB, AMT, MBIA
     Callable 11/01/06 @ 101
     5.750%, 11/01/10                                       1,480        1,591
   Lee County, Memorial Health
     Systems Hospital, Ser A, RB, FSA
     Callable 04/01/12 @ 100
     5.750%, 04/01/15                                       1,000        1,097
   Lee County, Transportation Facilities
     Authority, Ser A, RB, AMBAC
     Callable 10/01/11 @ 100
     5.500%, 10/01/13                                       2,000        2,217
   Lee County, Transportation Facilities
     Authority, Ser B, RB, AMBAC
     5.000%, 10/01/12                                       2,000        2,174
   Miami, Parking Facilities Authority,
     RB, MBIA
     5.250%, 10/01/15                                       1,000        1,085
   Ocala, Capital Improvements,
     RB, AMBAC
     Callable 10/01/13 @ 100
     5.375%, 10/01/17                                       1,610        1,734
     5.375%, 10/01/18                                       1,700        1,826

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Orange County, Health Facilities
     Authority, Ser C, RB, ETM, MBIA
     6.250%, 10/01/16                                      $4,855     $  5,711
   Orange County, School Board
     Certificate Partnership, Ser A,
     COP, MBIA
     Callable 08/01/12 @ 100
     5.500%, 08/01/18                                       2,335        2,522
   Orange County, Tourist
     Development Tax Authority,
     RB, MBIA
     Callable 10/01/07 @ 101
     4.900%, 10/01/11                                       2,000        2,122
   Orlando, Utilities Commission
     Water & Sewer Authority,
     Sub-Ser D, RB, ETM
     6.750%, 10/01/17                                       5,385        6,492
   Osceola County, Tourist
     Development Tax Authority,
     Ser A, RB, FGIC
     Callable 10/01/12 @ 100
     5.500%, 10/01/15                                       1,000        1,094
   Palm Beach County, Criminal
     Justice Facility, RB
     5.000%, 06/01/15                                       1,865        1,992
   Palm Beach County, Land
     Acquisition Program,
     Ser A, GO
     Callable 06/01/11 @ 100
     5.500%, 06/01/16                                       1,200        1,298
     5.375%, 06/01/13                                       2,260        2,478
     5.375%, 06/01/14                                       1,050        1,151
   Palm Beach County, Public
     Improvement Authority, RB,
     Callable 08/01/14 @ 100
     5.000%, 08/01/16                                       2,000        2,113
   Palm Beach County, School Board
     Authority, Ser C, COP, FSA
     Callable 08/01/12 @ 100
     5.500%, 08/01/14                                       2,735        3,017
     5.500%, 08/01/19                                       3,305        3,556
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, ETM,
     AMBAC
     6.000%, 10/01/09                                         300          340
   Pensacola, Airport Authority,
     Ser A, RB, AMT, MBIA
     6.250%, 10/01/09                                         505          565
   Pensacola, Airport Authority,
     Ser A, RB, AMT, MBIA
     Callable 10/01/08 @ 102
     6.000%, 10/01/12                                       1,075        1,186


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Plant City, Utility Systems
     Authority, Refunding &
     Improvements Project, RB, MBIA
     6.000%, 10/01/15                                      $  400     $    463
   Polk County, Utility Systems
     Authority, RB, ETM, FGIC
     6.000%, 10/01/08                                       2,250        2,431
   Polk County, Utility Systems
     Authority, RB, FGIC
     Callable 10/01/13 @ 100
     5.250%, 10/01/19                                       3,270        3,452
     5.250%, 10/01/20                                       2,940        3,088
   Port Orange, Water & Sewer
     Authority, RB, AMBAC
     Callable 10/01/12 @ 101
     5.000%, 10/01/16                                       1,345        1,418
   Reedy Creek, Improvements
     District, Ser 1, RB, MBIA
     6.000%, 10/01/04                                       2,495        2,535
     6.000%, 10/01/05                                       2,645        2,796
   Reedy Creek, Improvements
     District, Ser A, GO, MBIA
     Callable 04/01/14 @ 100
     5.000%, 06/01/17                                       2,185        2,289
   Sarasota County, Public Hospitals
     Board, Sarasota Memorial
     Hospital, Ser B, RB, MBIA
     5.250%, 07/01/14                                       2,000        2,172
   Tampa, Guaranteed Entitlement
     Authority, RB, AMBAC
     6.000%, 10/01/18                                        500          570
   Tampa, Sales Tax Authority,
     Ser A, RB, AMBAC
     Callable 10/01/11 @ 101
     5.375%, 10/01/14                                       1,640        1,794
                                                                      --------
                                                                       167,816
                                                                      --------
PUERTO RICO (10.1%)
   Puerto Rico Commonwealth,
     Electric Power Authority,
     Capital Appreciation Project,
     Ser N, GO, FGIC (D)
     1.050%, 07/01/04                                       4,740        4,734
   Puerto Rico Commonwealth,
     Municipal Finance Agency,
     Ser A, RB, FSA
     Callable 08/01/12 @ 100
     5.250%, 08/01/14                                       4,330        4,729
     5.250%, 08/01/16                                       1,020        1,101

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                      (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
     Public Buildings Authority,
     Government Facilities Project,
     Ser A, RB, ETM, AMBAC
     6.750%, 07/01/05                                      $3,000     $  3,170
   Puerto Rico Commonwealth,
     Public Improvements Project,
     Ser A, GO, FGIC
     5.500%, 07/01/11                                       1,000        1,125
   Puerto Rico Commonwealth,
     Public Improvements Project,
     Ser A, GO, MBIA
     5.500%, 07/01/18                                       1,000        1,119
   Puerto Rico Commonwealth,
     Public Improvements Project,
     Ser B, GO, FGIC
     5.500%, 07/01/13                                       3,000        3,384
                                                                      --------
                                                                        19,362
                                                                      --------
Total Municipal Bonds
     (Cost $186,840)                                                   187,178
                                                                      --------
CASH EQUIVALENT (1.0%)
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund                        1,910,068        1,910
                                                                      --------
Total Cash Equivalent
     (Cost $1,910)                                                       1,910
                                                                      --------
Total Investments (99.0%)
   (Cost $188,750)                                                     189,088
                                                                      --------
OTHER ASSETS AND LIABILITIES (1.0%)
Investment Advisory Fees Payable                                           (99)
Distribution Fees Payable                                                  (11)
Administration Fees Payable                                                (11)
Custody Fees Payable                                                        (1)
Transfer Agent Shareholder
   Servicing Fees Payable                                                   (1)
Payable to Adviser                                                          (1)
Receivable from Affiliated Funds                                             1
Other Assets and Liabilities, Net                                        1,958
                                                                      --------
Total Other Assets and Liabilities                                       1,835
                                                                      --------


--------------------------------------------------------------------------------

                                                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 15,099,912 outstanding shares
   of beneficial interest                                             $162,775
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 540,156 outstanding shares
   of beneficial interest                                                5,817
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 1,821,165 outstanding shares
   of beneficial interest                                               19,902
Undistributed net investment income                                          4
Accumulated net realized gain on investments                             2,087
Net unrealized appreciation on investments                                 338
                                                                      --------
Total Net Assets (100.0%)                                             $190,923
                                                                      ========
 Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($165,065,498 / 15,099,912 shares)                                   $10.93
                                                                      ========
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($5,905,656 / 540,156 shares)                                        $10.93
                                                                      ========
Maximum Offering Price Per Share --
   A Shares ($10.93 / 96.25%)                                           $11.36
                                                                      ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($19,952,126 / 1,821,165 shares)                                     $10.96
                                                                      ========






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.5%)
GEORGIA (90.1%)
   Athens, Housing Authority,
     Student Housing Lease Project,
     RB, AMBAC
     Callable 12/01/12 @ 100
     5.250%, 12/01/21                                      $1,000     $  1,037
   Athens-Clarke County, Government
     Development Educational
     Facilities, RB, AMBAC
     Callable 12/15/12 @ 100
     5.000%, 12/15/16                                       1,000        1,047
   Augusta, Water & Sewer, RB, FSA
     Callable 10/01/12 @ 100
     5.250%, 10/01/21                                       1,250        1,300
   Brunswick, Water & Sewer,
     Refunding & Improvement
     Project, RB, MBIA
     6.100%, 10/01/14                                       1,000        1,163
   Burke County, Development
     Authority, Pollution Control,
     Vogtle Project, RB (C)
     1.250%, 10/01/32                                       3,870        3,870
   Carroll County, Water & Sewer
     Authority, RB, AMBAC
     Callable 07/01/12 @ 101
     5.250%, 07/01/21                                       1,115        1,159
   Central Valdosta, Development
     Authority, Lowndes County
     Judicial Project, RB
     Callable 06/01/13 @ 102
     5.250%, 06/01/21                                       1,885        1,959
   Clarke County, Hospital Authority,
     Athens Regional Medical Control
     Project, RB, MBIA
     5.375%, 01/01/07                                       1,425        1,527
   Cobb-Mariatta County, Coliseum &
     Exhibit Hall, Performing
     Arts Center Project, RB
     Callable 01/01/14 @ 100
     5.000%, 01/01/22                                       2,960        3,023
   Cobb-Marietta County, Coliseum &
     Expo Project, RB, MBIA
     5.625%, 10/01/26                                       2,400        2,607
     5.500%, 10/01/12                                         940        1,045
   Dalton, Utilities, RB, MBIA
     6.000%, 01/01/08                                       3,240        3,584
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.375%, 11/01/05                                       5,150        5,414


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Dougherty County, School District,
     Sales Tax Authority, GO
     4.000%, 03/01/07                                      $2,000     $  2,080
   Douglasville-Douglas County,
     Water & Sewer Authority,
     RB, AMBAC
     5.625%, 06/01/15                                       1,390        1,552
   Forsyth County, Hospital
     Authority, Baptist Health Care
     System Project, RB, ETM
     Callable 10/01/08 @ 102
     6.375%, 10/01/28                                       1,000        1,199
   Forsyth County, School District, GO
     Callable 02/01/10 @ 102
     6.000%, 02/01/15                                       1,000        1,120
   Fulton County, Development
     Authority, Klaus Parking &
     Family Housing Projects, RB,
     MBIA Callable 11/01/13 @ 100
     5.250%, 11/01/15                                       2,535        2,744
     5.250%, 11/01/16                                       2,000        2,146
   Fulton County, School District, GO
     5.500%, 01/01/21                                         400          441
   Fulton County, Water & Sewer, RB,
     ETM, FGIC
     6.375%, 01/01/14                                       1,000        1,161
   Fulton-Dekalb County, Hospital
     Authority, RB, FSA
     Callable 01/01/14 @ 100
     5.250%, 01/01/16                                       5,100        5,465
   Georgia State, Association of
     County Commissioners,
     Leasing Program, Public
     Purpose Project, COP
     Callable 04/01/14 @ 102
     5.250%, 04/01/21                                       2,680        2,790
     5.250%, 04/01/24                                       1,850        1,892
   Georgia State, Municipal Electric
     Authority, RB, ETM
     8.000%, 01/01/15                                       1,900        2,470
   Georgia State, Private Colleges &
     Universities Facilities Authority,
     Mercer University Project, RB,
     ETM, MBIA
     6.400%, 11/01/11                                       1,675        1,919
   Georgia State, Road & Thruway
     Authority, Governors
     Transportation Choices
     Project, RB
     Callable 03/01/12 @ 100
     5.000%, 03/01/21                                       1,000        1,029

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Georgia State, Ser A, GO
     6.250%, 03/01/06                                      $1,000     $  1,073
   Georgia State, Ser B, GO
     6.250%, 04/01/06                                       2,850        3,065
   Gwinnett County, Development
     Authority, Public Schools
     Project, COP, MBIA
     Callable 01/01/14 @ 100
     5.250%, 01/01/21                                       2,910        3,019
   Gwinnett County, School District,
     Ser B, GO
     6.400%, 02/01/07                                       1,500        1,653
   Heard County, Development
     Authority, Pollution
     Control, RB (C)
     1.250%, 09/01/29                                       2,475        2,475
   Henry County, Hospital Authority,
     Henry Medical Center Project,
     RB, AMBAC
     Prerefunded @ 102 (F)
     5.500%, 07/01/07                                       1,640        1,812
   Henry County, Water & Sewer,
     RB, AMBAC
     6.150%, 02/01/20                                       2,465        2,883
   Henry County, Water & Sewer,
     RB, FGIC
     Callable 02/02/10 @ 101
     5.625%, 02/01/30                                       1,750        1,826
   Medical Center Hospital Authority,
     Columbus Regional Health Care
     System, RB, MBIA
     Prerefunded @ 102 (F)
     6.000%, 08/01/05                                       1,340        1,436
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser E, RB, ETM
     Callable 07/01/08 @ 100
     7.000%, 07/01/11                                       3,595        4,214
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser N, RB
     6.000%, 07/01/07                                       1,000        1,099
   Newnan, Hospital Authority,
     Newnan Hospital Project,
     RB, MBIA
     Callable 01/01/13 @ 100
     5.500%, 01/01/16                                       2,435        2,632
     5.500%, 01/01/17                                       2,570        2,761
   Oconee County, Industrial
     Development Authority,
     OIIT Project, RB
     Callable 07/01/13 @ 100
     5.250%, 07/01/18                                       1,500        1,571
     5.250%, 07/01/23                                       1,295        1,321


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Paulding County, School District,
     GO, MBIA
     6.000%, 02/01/10                                      $1,000     $  1,133
   Paulding County, School District,
     Ser A, GO
     6.625%, 02/01/07                                       1,000        1,105
     6.625%, 02/01/08                                         525          592
   Savannah, Water & Sewer
     Authority, RB, ETM
     Callable 06/01/04 @ 100
     6.450%, 12/01/04                                       1,000        1,026
   South Fulton, Municipal Regional
     Water & Sewer, RB, MBIA
     Callable 01/01/13 @ 100
     5.250%, 01/01/21                                       1,600        1,666
   South Georgia, Governmental
     Services, Telecommunications/
     Cable Project, RB, FGIC
     Callable 01/01/14 @ 102
     5.000%, 01/01/20                                       1,395        1,436
   Tift County, Hospital Authority,
     RB, AMBAC
     Callable 12/01/12 @ 101
     5.250%, 12/01/17                                       1,965        2,067
   Valdosta & Lowndes County,
     Hospital Authority, South
     Georgia Medical Center Project,
     RB, AMBAC
     Callable 10/01/12 @ 101
     5.500%, 10/01/15                                         965        1,045
     5.250%, 10/01/27                                       1,110        1,120
   Vidalia, Water & Sewer, RB, ETM,
     Callable 07/01/04 @ 101
     6.000%, 07/01/07                                         605          667
   Walker, Dade & Catoosa Counties,
     Hutcheson Medical Project,
     Ser A, RB, FSA
     Callable 10/01/07 @ 102
     5.500%, 10/01/08                                       1,370        1,498
                                                                      --------
                                                                       102,938
                                                                      --------
PUERTO RICO (7.4%)
   Puerto Rico Commonwealth,
     Electric Power Authority,
     Ser II, RB, MBIA
     Callable 07/01/12 @ 101
     5.375%, 07/01/16                                       2,000        2,181
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser G, RB, FGIC
     Callable 07/01/13 @ 100
     5.250%, 07/01/19                                       3,000        3,192

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                       (000)/SHARES VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
     Public Buildings Authority,
     Government Facilities,
     Ser 1, RB
     Callable 07/01/14 @ 100
     5.500%, 07/01/22                                      $3,000     $  3,134
                                                                      --------
                                                                         8,507
                                                                      --------
Total Municipal Bonds
     (Cost $111,129)                                                   111,445
                                                                      --------
CASH EQUIVALENTS (4.1%)
   Federated Tax Free
     Reserve Fund                                       4,227,229        4,227
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund                          405,733          406
                                                                      --------
Total Cash Equivalents
     (Cost $4,633)                                                       4,633
                                                                      --------
Total Investments (101.6%)
   (Cost $115,762)                                                     116,078
                                                                      --------
OTHER ASSETS AND LIABILITIES (-1.6%)
Investment Advisory Fees Payable                                           (58)
Distribution Fees Payable                                                   (7)
Administration Fees Payable                                                 (7)
Transfer Agent Shareholder
   Servicing Fees Payable                                                   (1)
Other Assets and Liabilities, Net                                       (1,806)
                                                                      --------
Total Other Assets and Liabilities                                      (1,879)
                                                                      --------


--------------------------------------------------------------------------------

                                                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 9,581,468 outstanding shares
   of beneficial interest                                             $ 95,527
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 266,782 outstanding shares
   of beneficial interest                                                2,622
Paid in Capital-- L Shares
   (unlimited authorization -- no par value)
   based on 1,302,694 outstanding shares
   of beneficial interest                                               13,287
Undistributed net investment income                                          2
Accumulated net realized gain on investments                             2,445
Net unrealized appreciation on investments                                 316
                                                                      --------
Total Net Assets (100.0%)                                             $114,199
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($98,113,025 / 9,581,468 shares)                                     $10.24
                                                                      ========
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($2,735,343 / 266,782 shares)                                        $10.25
                                                                      ========
Maximum Offering Price Per Share --
   A Shares ($10.25 / 96.25%)                                           $10.65
                                                                      ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($13,350,764 / 1,302,694 shares)                                     $10.25
                                                                      ========











    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

--------------------------------------------------------------------------------




HIGH INCOME FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (92.8%)
AEROSPACE & DEFENSE (2.1%)
   K & F Industries, Ser B
     Callable 12/15/06 @ 104.813
     9.625%, 12/15/10                                      $  500     $    547
   L-3 Communications
     Callable 07/15/08 @ 103.063
     6.125%, 07/15/13                                       1,000          935
   Sequa
     9.000%, 08/01/09                                       1,500        1,620
                                                                      --------
                                                                         3,102
                                                                      --------
AUTOPARTS (4.0%)
   Cummins (B)
     9.500%, 12/01/10                                         500          567
   Metaldyne
     Callable 06/15/07 @ 105.5
     11.000%, 06/15/12                                      2,000        1,660
   Metaldyne (B)
     Callable 11/01/10 @ 100
     10.000%, 11/01/13                                        250          241
   RJ Tower (K)
     12.000%, 06/01/13                                      1,000          960
   TRW Automotive
     9.375%, 02/15/13                                         446          498
   TRW Automotive (K)
     11.000%, 02/15/13                                      1,494        1,741
   Tenneco Automotive, Ser B
     Callable 07/15/08 @ 105.125
     10.250%, 07/15/13                                        250          278
                                                                      --------
                                                                         5,945
                                                                      --------
BROADCASTING (1.9%)
   Paxson Communications (A)
     Callable 01/15/06 @ 106.12
     11.900%, 01/15/09                                      1,500        1,275
   Paxson Communications
     Callable 07/15/05 @ 105.375
     10.750%, 07/15/08                                        500          512
   Spanish Broadcasting (K)
     Callable 11/01/04 @ 104.813
     9.625%, 11/01/09                                         500          527
   Young Broadcasting (B)
     8.750%, 01/15/14                                         500          488
                                                                      --------
                                                                         2,802
                                                                      --------
BUILDING & CONSTRUCTION (5.8%)
   Jacuzzi Brands
     9.625%, 07/01/10                                         250          267
   K. Hovnanian Enterprises
     Callable 04/01/07 @ 104.438
     8.875%, 04/01/12                                       1,000        1,040


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Koppers Industries (B)
     Callable 10/15/08 @ 104.94
     9.875%, 10/15/13                                      $  250     $    269
   Nortek Holdings (A) (B)
     Callable 11/15/07 @ 105
     10.000%, 05/15/11                                        750          562
   Standard Pacific
     9.250%, 04/15/12                                       1,500        1,613
   Votorantim Overseas III (B)
     7.875%, 01/23/14                                       2,000        1,870
   WCI Communities
     Callable 02/15/06 @ 105.313
     10.625%, 02/15/11                                      1,000        1,095
   WCI Communities (K)
     Callable 05/01/07 @ 104.56
     9.125%, 05/01/12                                         750          799
   William Lyon Homes
     10.750%, 04/01/13                                      1,000        1,100
                                                                      --------
                                                                         8,615
                                                                      --------
CABLE (6.0%)
   Adelphia Communications (J)
     10.875%, 10/01/10                                        250          262
   Adelphia Communications, Ser B (J)
     10.500%, 07/15/04                                        500          527
   Atlantic Broadband Financial (B)
     Callable 01/15/09 @ 104.69
     9.375%, 01/15/14                                         250          234
   Charter Communications Holdings
     10.750%, 10/01/09                                      1,500        1,305
   Comcast
     10.625%, 07/15/12                                        340          426
   Echostar DBS
     Callable 10/01/04 @ 105.188
     10.375%, 10/01/07                                      1,000        1,071
   Echostar DBS
     Callable 01/15/06 @ 104.563
     9.125%, 01/15/09                                         325          358
   Insight Midwest LP (K)
     Callable 10/01/04 @ 104.875
     9.750%, 10/01/09                                       2,000        2,105
   Mediacom LLC (K)
     Callable 01/15/06 @ 104.75
     9.500%, 01/15/13                                       2,250        2,171
   Mediacom LLC, Ser B (K)
     Callable 04/15/06 @ 100
     8.500%, 04/15/08                                         400          403
                                                                      --------
                                                                         8,862
                                                                      --------
CHEMICALS (7.1%)
   Braskem (B)
     11.750%, 01/22/14                                      2,000        1,750

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


HIGH INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Compass Minerals Group
     Callable 08/15/06 @ 105
     10.000%, 08/15/11                                     $ 750      $    832
   Equistar Chemical
     Callable 05/01/07 @ 105.313
     10.625%, 05/01/11                                      2,000        2,195
   Huntsman (B)
     Callable 10/15/07 @ 105.81
     11.625%, 10/15/10                                      1,000        1,077
   IMC Global
     Callable 08/01/08 @ 105.44
     10.875%, 08/01/13                                        500          598
   IMC Global, Ser B
     Callable 06/01/06 @ 105.63
     11.250%, 06/01/11                                        750          866
   IMC Global, Ser B
     Callable 06/01/06 @ 105.62
     11.250%, 06/01/11                                        500          578
   Millenium America (B)
     9.250%, 06/15/08                                         250          265
   Nalco Finance Holdings (A) (B)
     Callable 02/01/12 @ 100
     9.000%, 02/01/14                                       2,000        1,320
   OM Group
     Callable 12/15/06 @ 104.625
     9.250%, 12/15/11                                         500          503
   Westlake Chemical
     Callable 07/15/07 @ 104.38
     8.750%, 07/15/11                                         500          540
                                                                      --------
                                                                        10,524
                                                                      --------
COMPUTER SOFTWARE (0.3%)
   Activant Solutions
     Callable 06/15/07 @ 105.25
     10.500%, 06/15/11                                        500          525
                                                                      --------
CONSUMER PRODUCTS (0.2%)
   Jostens Holding (A)
     10.231%, 12/01/13                                        400          268
                                                                      --------
ENERGY (3.6%)
   Denbury Resources
     Callable 04/01/08 @ 103.75
     7.500%, 04/01/13                                         500          500
   El Paso Energy Partners, Ser B
     Callable 12/01/06 @ 104.25
     8.500%, 06/01/11                                         670          730
   GulfTerra Energy Partners
     Callable 12/01/07 @ 105.313
     10.625%, 12/01/12                                        336          407


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Petrobras International Finance
     9.125%, 07/02/13                                      $2,000     $  1,990
     8.375%, 12/10/18                                       1,000          895
   Swift Energy
     Callable 05/01/07 @ 104.688
     9.375%, 05/01/12                                         750          806
                                                                      --------
                                                                         5,328
                                                                      --------
ENTERTAINMENT (6.3%)
   Bally Total Fitness Holding
     Callable 07/15/07 @ 105.25
     10.500%, 07/15/11                                        500          447
   Imax (B)
     9.625%, 12/01/10                                         500          447
   Kerzner International
     Callable 08/15/06 @ 104.438
     8.875%, 08/15/11                                       2,000        2,110
   MGM Mirage
     9.750%, 06/01/07                                         500          558
   Muzak
     Callable 02/15/06 @ 105
     10.000%, 02/15/09                                        500          480
   Resort International Hotel &
     Casino (K)
     Callable 03/15/07 @ 106
     11.500%, 03/15/09                                        500          555
   Royal Caribbean Cruises
     8.750%, 02/02/11                                         500          551
   Six Flags (B)
     9.625%, 06/01/14                                         250          247
   Six Flags (K)
     Callable 04/15/08 @ 104.875
     9.750%, 04/15/13                                       1,000        1,000
   Six Flags (K)
     Callable 02/01/06 @ 104.44
     8.875%, 02/01/10                                       1,000          983
   Venetian Casino
     Callable 06/15/06 @ 105.5
     11.000%, 06/15/10                                      1,500        1,723
   Vivendi Universal
     Callable 04/15/07 @ 104.625
     9.250%, 04/15/10                                         250          293
                                                                      --------
                                                                         9,394
                                                                      --------
FINANCIAL SERVICES (2.0%)
   Dollar Financial Group
     Callable 11/15/07 @ 104.875
     9.750%, 11/15/11                                         515          525
   WMC Finance (B)
     11.750%, 12/15/08                                      2,000        2,500
                                                                      --------
                                                                         3,025
                                                                      --------
FOOD, BEVERAGE & TOBACCO (3.8%)
   Burns Philp Capital Property (B)
     Callable 07/15/07 @ 104.875
     9.750%, 07/15/12                                       2,000        2,060

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Del Monte, Ser B
     Callable 05/15/06 @ 104.63
     9.250%, 05/15/11                                      $  500     $    536
   Land O Lakes, Ser B (K)
     Callable 11/15/06 @ 104.38
     8.750%, 11/15/11                                       2,000        1,860
   Merisant (B)
     Callable 07/15/08 @ 104.75
     9.500%, 07/15/13                                         250          264
   RJ Reynolds Tobacco Holdings,
     Ser B
     7.750%, 05/15/06                                       1,000        1,018
                                                                      --------
                                                                         5,738
                                                                      --------
HOTELS & LODGING (0.4%)
   John Q Hammons Hotels, Ser B
     Callable 05/15/07 @ 104.438
     8.875%, 05/15/12                                         500          540
                                                                      --------
INDUSTRIAL (8.0%)
   AMI Semiconductor
     Callable 02/01/08 @ 105.375
     10.750%, 02/01/13                                        650          756
   Berry Plastics (B)
     Callable 07/15/07 @ 105.375
     10.750%, 07/15/12                                        500          552
   Constar
     Callable 12/01/07 @ 105.50
     11.000%, 12/01/12                                        500          440
   Corning
     5.900%, 03/15/14                                         500          466
   Federal-Mogul (J)
     7.375%, 01/15/06                                         175           45
   Foamex LP
     Callable 04/01/06 @ 105.375
     10.750%, 04/01/09                                        500          477
   Gerdau Ameristeel
     Callable 07/15/07 @ 105.375
     10.375%, 07/15/11                                      1,000        1,100
   International Steel Group (B)
     6.500%, 04/15/14                                         250          233
   NMGH Holding
     Callable 05/15/06 @ 105
     10.000%, 05/15/09                                      1,500        1,643
   Polaroid (I)
     11.500%, 02/15/06                                        100           12
   Polaroid, Ser A, MTN (I) (N)
     6.750%, 01/15/02                                         100           --
   SUP ESSX/ESSX Group (B)
     9.000%, 04/15/12                                       1,000          960


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Sensus Metering Systems (B)
     8.625%, 12/15/13                                      $1,000     $    945
   Shaw Group (K)
     Callable 03/15/07 @ 105.375
     10.750%, 03/15/10                                      1,000          978
   Trimas
     Callable 06/15/07 @ 104.938
     9.875%, 06/15/12                                       1,500        1,613
   UCAR Finance
     Callable 02/15/07 @ 105.125
     10.250%, 02/15/12                                        250          279
   United States Steel
     Callable 05/15/07 @ 104.88
     9.750%, 05/15/10                                         841          927
   Xerox
     7.125%, 06/15/10                                         500          494
                                                                      --------
                                                                        11,920
                                                                      --------
MEDICAL & MEDICAL PRODUCTS (5.5%)
   Ameripath
     Callable 04/01/08 @ 105.25
     10.500%, 04/01/13                                      2,000        2,010
   Healthsouth
     8.375%, 10/01/11                                       1,500        1,470
   Pacificare Health Systems
     Callable 06/01/06 @ 105.375
     10.750%, 06/01/09                                        975        1,112
   PerkinElmer (B) (K)
     Callable 01/15/08 @ 104.438
     8.875%, 01/15/13                                         500          551
   Psychiatric Solutions
     Callable 06/15/08 @ 105.313
     10.625%, 06/15/13                                        500          566
   United Surgical Partners
     Callable 12/15/06 @ 105
     10.000%, 12/15/11                                      1,710        1,920
   VWR International (B)
     Callable 04/15/09 @ 104
     8.000%, 04/15/14                                         500          501
                                                                      --------
                                                                         8,130
                                                                      --------
PRINTING & PUBLISHING (4.1%)
   Dex Media (A) (B)
     Callable 11/15/08 @ 104.50
     9.000%, 11/15/13                                         750          484
   Dex Media East LLC
     Callable 11/15/07 @ 106.063
     12.125%, 11/15/12                                        250          290
   Dex Media East LLC
     Callable 11/15/06 @ 104.94
     9.875%, 11/15/09                                         250          282
   Dex Media West LLC (B)
     Callable 08/15/08 @ 104.94
     9.875%, 08/15/13                                         500          551

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


HIGH INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Dex Media West LLC (B)
     Callable 08/15/07 @ 104.25
     8.500%, 08/15/10                                      $  500     $    545
   Mail Well I (B)
     7.875%, 12/01/13                                         500          460
   Primedia (B)
     Callable 05/15/08 @ 104
     8.000%, 05/15/13                                       1,000          940
   Primedia (K)
     7.625%, 04/01/08                                         500          499
   RH Donnelley (B)
     Callable 12/15/07 @ 105.438
     10.875%, 12/15/12                                        250          292
   RH Donnelley (B)
     Callable 12/15/06 @ 104.438
     8.875%, 12/15/10                                         250          275
   Von Hoffman
     10.250%, 03/15/09                                      1,490        1,479
                                                                      --------
                                                                         6,097
                                                                      --------
REAL ESTATE INVESTMENT TRUSTS (1.4%)
   CB Richard Ellis Service
     Callable 05/15/07 @ 104.88
     9.750%, 05/15/10                                         250          270
   Crescent Real Estate
     Callable 04/15/06 @ 104.625
     9.250%, 04/15/09                                       1,000        1,060
   Meristar Hospitality (K)
     9.000%, 01/15/08                                         500          502
   Ventas Realty LP
     9.000%, 05/01/12                                         250          274
                                                                      --------
                                                                         2,106
                                                                      --------
RETAIL (8.2%)
   AmeriGas Partners LP, Ser B
     Callable 05/20/06 @ 104.438
     8.875%, 05/20/11                                         500          530
   Asbury Automotive Group
     8.000%, 03/15/14                                         500          462
   Asbury Automotive Group
     Callable 06/15/07 @ 104.5
     9.000%, 06/15/12                                       1,000          990
   Broder Brothers
     Callable 10/15/07 @ 105.62
     11.250%, 10/15/10                                      1,000          965
   Great Atlantic & Pacific Tea
     Callable 12/15/06 @ 104.563
     9.125%, 12/15/11                                       1,750        1,461
   Hines Nurseries
     Callable 10/01/08 @ 105.12
     10.250%, 10/01/11                                        250          266
   Hollywood Entertainment
     Callable 03/15/07 @ 104.813
     9.625%, 03/15/11                                       1,000        1,130


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Jafra Cosmetics International
     Callable 05/15/07 @ 105.38
     10.750%, 05/15/11                                     $  500     $    552
   Office Depot
     10.000%, 07/15/08                                        500          578
   Pantry (B)
     Callable 02/15/09 @ 103.88
     7.750%, 02/15/14                                         500          489
   Rite Aid
     Callable 05/01/07 @ 104.063
     8.125%, 05/01/10                                         500          518
   Roundy's, Ser B (B)
     Callable 06/15/07 @ 104.438
     8.875%, 06/15/12                                       1,500        1,598
   Star Gas Partner
     Callable 02/15/08 @ 105.125
     10.250%, 02/15/13                                      2,000        2,130
   Suburban Propane Partners (B)
     6.875%, 12/15/13                                         500          487
                                                                      --------
                                                                        12,156
                                                                      --------
SERVICES (2.5%)
   Coinmach
     Callable 02/01/06 @ 104.5
     9.000%, 02/01/10                                         500          530
   IESI
     Callable 06/15/07 @ 105.125
     10.250%, 06/15/12                                        500          540
   IPC Acquisition
     Callable 12/15/05 @ 105.750
     11.500%, 12/15/09                                        400          426
   Iron Mountain
     Callable 07/01/08 @ 103.31
     6.625%, 01/01/16                                         500          455
   National Waterworks, Ser B
     Callable 12/01/07 @ 105.25
     10.500%, 12/01/12                                        250          275
   Service International
     7.700%, 04/15/09                                         500          510
   United Rentals
     7.750%, 11/15/13                                       1,000          940
                                                                      --------
                                                                         3,676
                                                                      --------
TELEPHONE & TELECOMMUNICATIONS (11.2%)
   Alaska Communications
     Systems Holdings
     Callable 08/15/07 @ 104.938
     9.875%, 08/15/11                                       1,000        1,020
   Axtel (B)
     11.000%, 12/15/13                                      2,000        1,895
   Centennial Cellular Operating
     Callable 06/15/08 @ 105.06
     10.125%, 06/15/13                                        500          510

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Centennial Communications (B)
     Callable 02/01/09 @ 104.062
     8.125%, 02/01/14                                      $  100     $     92
   Cincinnati Bell
     Callable 01/15/12 @ 100
     8.375%, 01/15/14                                         250          224
   Consolidated Communication
     Holdings (B)
     9.750%, 04/01/12                                         250          250
   Crown Castle International
     Callable 08/01/05 @ 105.375
     10.750%, 08/01/11                                      2,000        2,230
   Eircom Funding
     Callable 08/15/08 @ 104.12
     8.250%, 08/15/13                                         250          255
   Embratel (B)
     11.000%, 12/15/08                                      2,000        2,065
   Excelcomindo Finance (B)
     8.000%, 01/27/09                                         500          460
   Fairpoint Communications
     Callable 03/01/07 @ 105.94
     11.875%, 03/01/10                                        250          282
   Horizon PCS (J)
     Callable 12/15/06 @ 106.87
     13.750%, 06/15/11                                        400          142
   MCI
     7.735%, 05/01/14                                          99           90
     6.688%, 05/01/09                                         115          108
     5.908%, 05/01/07                                         115          111
   Nextel Communications
     Callable 10/31/11 @ 100
     6.875%, 10/31/13                                         500          499
   PanAmSat
     Callable 02/01/07 @ 104.25
     8.500%, 02/01/12                                       1,500        1,680
   Qwest Services (B)
     Callable 12/15/05 @ 106.5
     13.000%, 12/15/07                                      2,000        2,275
   Rural Cellular, Ser B (K)
     Callable 05/15/06 @ 100
     9.625%, 05/15/08                                         631          587
   TSI Telecommunications Services,
     Ser B
     Callable 02/01/06 @ 106.375
     12.750%, 02/01/09                                      1,000        1,073
   Time Warner Telecommunications
     Holding (B)
     9.250%, 02/15/14                                         750          735
                                                                      --------
                                                                        16,583
                                                                      --------
TRANSPORTATION (5.2%)
   Continental Airlines (K)
     8.000%, 12/15/05                                       2,150        1,892
   Delta Air Lines (B)
     Callable 08/15/08 @ 100
     10.000%, 08/15/08                                      3,000        1,545


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                        (000)/SHARES VALUE (000)
--------------------------------------------------------------------------------
   General Maritime
     Callable 03/15/08 @ 105
     10.000%, 03/15/13                                     $1,000     $  1,096
   Laidlaw, Ser B
     11.500%, 04/15/07                                      2,000        1,882
   Overseas Shipholding Group
     Callable 03/15/08 @ 104.12
     8.250%, 03/15/13                                         500          536
   Quality Distribution (B)
     Callable 11/15/09 @ 100
     9.000%, 11/15/10                                         500          478
   Stena
     7.500%, 11/01/13                                         250          249
                                                                      --------
                                                                         7,678
                                                                      --------
UTILITIES (3.2%)
   Calpine
     8.500%, 02/15/11 (K)                                     300          174
     7.875%, 04/01/08                                          75           43
     7.625%, 04/15/06 (K)                                     435          324
   Mission Energy Holdings
     13.500%, 07/15/08                                      1,950        2,125
   MSW Energy Holdings
     Callable 09/01/07 @ 104.25
     8.500%, 09/01/10                                         250          259
   MSW Energy Holdings (B)
     Callable 09/01/10 @ 100
     7.375%, 09/01/10                                         500          493
   PSEG Energy Holdings
     7.750%, 04/16/07                                         500          520
   Westar Energy (K)
     9.750%, 05/01/07                                         747          855
                                                                      --------
                                                                         4,793
                                                                      --------
Total Corporate Obligations
     (Cost $135,227)                                                   137,807
                                                                      --------
FOREIGN GOVERNMENT DEBT SECURITY (1.9%)
BRAZIL (1.9%)
   Federal Republic of Brazil
     10.250%, 06/17/13                                      3,000        2,813
                                                                      --------
Total Foreign Government Debt Security
     (Cost $2,943)                                                       2,813
                                                                      --------
UNIT INVESTMENT TRUST (1.1%)
   HMP Equity Holdings (B) (D) (K)
     13.900%, 05/15/08                                      2,250        1,699
                                                                      --------
Total Unit Investment Trust
     (Cost $1,315)                                                       1,699
                                                                      --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


HIGH INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (0.6%)
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.0%)
   Polaroid Holding* (K)                                    1,830     $     27
                                                                      --------
TELEPHONE & TELECOMMUNICATIONS (0.6%)
   Allstream (M)                                               96            5
   Allstream, Cl B (M)                                      5,159          271
   MCI* (K)                                                43,038          639
                                                                      --------
                                                                           915
                                                                      --------
Total Common Stock
     (Cost $1,859)                                                         942
                                                                      --------
PREFERRED STOCK (0.0%)
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.0%)
   Polaroid Holding (P)                                        12           --
                                                                      --------
Total Preferred Stock
     (Cost $0)                                                              --
                                                                      --------
ESCROW BOND (0.0%)
   Intermedia Communications
     Escrow (N)                                             1,500           --
                                                                      --------
Total Escrow Bond
     (Cost $0)                                                              --
                                                                      --------
CASH EQUIVALENT (14.1%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)                            20,892,243       20,892
                                                                      --------
Total Cash Equivalent
     (Cost $20,892)                                                     20,892
                                                                      --------
Total Investments (110.5%)
   (Cost $162,236)                                                     164,153
                                                                      --------
OTHER ASSETS AND LIABILITIES (-10.5%)
Payable upon Return of Securities Loaned                               (20,892)
Investment Advisory Fees Payable                                           (91)
Distribution Fees Payable                                                  (37)
Administration Fees Payable                                                (10)
Custodian Fees Payable                                                      (1)
Transfer Agent Shareholder
   Servicing Fees Payable                                                   (1)
Other Assets and Liabilities, Net                                        5,394
                                                                      --------
Total Other Assets and Liabilities                                     (15,638)
                                                                      --------


--------------------------------------------------------------------------------

                                                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 9,664,391 outstanding shares
   of beneficial interest                                             $ 67,231
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 204,155 outstanding shares
   of beneficial interest                                                1,563
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 10,253,959 outstanding shares
   of beneficial interest                                               76,783
Distributions in excess of net investment income                            (1)
Accumulated net realized gain on investments                             1,022
Net unrealized appreciation on investments                               1,917
                                                                      --------
Total Net Assets (100.0%)                                             $148,515
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($71,314,235 / 9,664,391 shares)                                      $7.38
                                                                      ========
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($1,507,639 / 204,155 shares)                                         $7.38
                                                                      ========
Maximum Offering Price Per Share --
   A Shares ($7.38 / 96.25%)                                             $7.67
                                                                      ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($75,692,932 / 10,253,959 shares)                                     $7.38
                                                                      ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

--------------------------------------------------------------------------------




INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (58.1%)
AUTOMOTIVE (1.6%)
   DaimlerChrysler
     4.750%, 01/15/08                                     $ 3,240     $  3,249
   Ford Motor
     7.450%, 07/16/31                                       3,385        3,207
   General Motors
     8.375%, 07/15/33                                       3,500        3,643
                                                                      --------
                                                                        10,099
                                                                      --------
BANKS (6.8%)
   Bank One
     5.500%, 03/26/07                                       3,280        3,454
   Bank of America
     6.500%, 03/15/06                                      10,435       11,087
   First Union Institutional Capital I
     8.040%, 12/01/26                                       2,600        2,828
   NB Capital Trust
     8.250%, 04/15/27                                       7,600        8,398
   Washington Mutual
     4.625%, 04/01/14                                       3,300        3,003
   Wells Fargo
     3.500%, 04/04/08                                       9,975        9,810
   Wells Fargo Capital I
     7.960%, 12/15/26                                       4,225        4,632
                                                                      --------
                                                                        43,212
                                                                      --------
BROADCASTING (2.7%)
   British Sky Broadcasting
     8.200%, 07/15/09                                       2,815        3,248
   Comcast
     6.500%, 01/15/15                                       3,050        3,167
   Cox Communications
     7.125%, 10/01/12                                       3,060        3,348
   Liberty Media
     3.500%, 09/25/06                                       3,860        3,856
   Univision Communications
     3.500%, 10/15/07                                       3,825        3,776
                                                                      --------
                                                                        17,395
                                                                      --------
FINANCE (16.2%)
   Boeing Capital
     6.500%, 02/15/12                                       5,880        6,270
   CIT Group
     4.125%, 02/21/06                                       9,275        9,467
   Citicorp Capital I
     7.933%, 02/15/27                                       6,210        6,645
   Freddie Mac
     5.875%, 03/21/11                                      13,360       13,988
   General Electric Capital
     3.500%, 05/01/08                                      13,165       12,929
   Golden West Financial
     4.125%, 08/15/07                                       5,000        5,061


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Household Finance
     5.750%, 01/30/07                                     $ 6,130     $  6,473
   International Lease Finance
     3.750%, 08/01/07                                       9,395        9,359
   MBNA America Bank
     5.375%, 01/15/08                                       3,055        3,176
   National Rural Utilities
     3.000%, 02/15/06                                       9,800        9,832
   SLM, MTN
     3.625%, 03/17/08                                       9,955        9,864
   Textron Financial, Ser E, MTN
     2.750%, 06/01/06                                       2,985        2,968
   Washington Mutual Financial
     8.250%, 06/15/05                                       6,135        6,503
                                                                      --------
                                                                       102,535
                                                                      --------
FOOD, BEVERAGE & TOBACCO (2.3%)
   Albertson's
     7.500%, 02/15/11                                       3,185        3,574
   Kraft Foods
     5.250%, 10/01/13                                       3,820        3,697
   Kroger
     7.800%, 08/15/07                                       3,530        3,931
   Safeway
     6.150%, 03/01/06                                       3,510        3,690
                                                                      --------
                                                                        14,892
                                                                      --------
INDUSTRIAL (9.0%)
   Alcan
     6.125%, 12/15/33                                       7,300        6,979
   Anadarko Petroleum
     3.250%, 05/01/08                                       3,640        3,539
   Computer Sciences
     7.500%, 08/08/05                                       6,740        7,112
   Conoco
     6.950%, 04/15/29                                       7,090        7,755
   Devon Financing
     6.875%, 09/30/11                                       2,535        2,767
   First Data
     3.375%, 08/01/08                                       4,010        3,903
   Fund American
     5.875%, 05/15/13                                       3,330        3,313
   International Paper
     6.750%, 09/01/11                                       3,585        3,893
   Kerr-McGee
     5.875%, 09/15/06                                       3,090        3,247
   Masco
     5.875%, 07/15/12                                       3,800        3,926
   Petroleos Mexicanos
     9.250%, 03/30/18                                       2,845        3,193
   Weyerhaeuser
     7.950%, 03/15/25                                       3,850        4,302

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


INVESTMENT GRADE BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Wyeth
     6.500%, 02/01/34                                     $ 3,285    $   3,104
                                                                      --------
                                                                        57,033
                                                                      --------
INSURANCE (1.6%)
   Prudential Financial, Ser B, MTN
     4.750%, 04/01/14                                       6,885        6,391
   Safeco
     6.875%, 07/15/07                                       3,220        3,518
                                                                      --------
                                                                         9,909
                                                                      --------
INVESTMENT BANKERS/BROKER DEALERS (7.8%)
   Bear Stearns
     4.000%, 01/31/08                                      10,435       10,434
   Citigroup Global Markets Holdings
     6.500%, 02/15/08                                       6,335        6,881
   Goldman Sachs Capital
     6.345%, 02/15/34                                       9,880        9,288
   JP Morgan Chase
     5.250%, 05/30/07                                       6,275        6,544
   Merrill Lynch, Ser B, MTN
     3.375%, 09/14/07                                       9,875        9,761
   Morgan Stanley
     3.625%, 04/01/08                                       6,620        6,536
                                                                      --------
                                                                        49,444
                                                                      --------
MULTIMEDIA (1.1%)
   AOL Time Warner
     6.750%, 04/15/11                                       2,970        3,202
   Viacom
     7.875%, 09/01/23                                       3,180        3,677
                                                                      --------
                                                                         6,879
                                                                      --------
REAL ESTATE INVESTMENT TRUSTS (0.9%)
   EOP Operating LP
     8.375%, 03/15/06                                       2,275        2,480
   Simon Property Group
     6.375%, 11/15/07                                       2,890        3,094
                                                                      --------
                                                                         5,574
                                                                      --------
RETAIL (0.6%)
   May Department Stores
     7.450%, 09/15/11                                       3,470        3,895
                                                                      --------
TELEPHONE & TELECOMMUNICATIONS (3.9%)
   British Telecom PLC
     7.875%, 12/15/05                                       1,700        1,829
   Deutsche Telekom
     8.750%, 06/15/30                                       2,755        3,358
   Sprint Capital
     7.625%, 01/30/11                                       2,575        2,859
   US Cellular
     6.700%, 12/15/33                                       3,370        3,185


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Verizon Global Funding
     7.750%, 12/01/30                                     $ 2,780     $  3,129
     7.250%, 12/01/10                                       9,210       10,288
                                                                      --------
                                                                        24,648
                                                                      --------
TRANSPORTATION (1.0%)
   Norfolk Southern
     7.800%, 05/15/27                                       3,180        3,649
   Union Pacific
     5.750%, 10/15/07                                       2,710        2,861
                                                                      --------
                                                                         6,510
                                                                      --------
UTILITIES (2.6%)
   Alabama Power, Ser X
     3.125%, 05/01/08                                       3,195        3,088
   Carolina Power & Light
     6.500%, 07/15/12                                       3,385        3,637
   Pacific Gas & Electric
     6.050%, 03/01/34                                       3,505        3,286
   Pacificorp
     6.900%, 11/15/11                                       2,585        2,881
   Southern California Edison
     8.000%, 02/15/07                                       3,070        3,410
                                                                      --------
                                                                        16,302
                                                                      --------
Total Corporate Obligations
     (Cost $373,095)                                                   368,327
                                                                      --------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (11.5%)
   FNMA
     6.500%, 07/01/32 to 12/01/32                           9,735       10,087
     6.000%, 09/01/17                                       7,032        7,307
     5.000%, 06/01/33                                      21,455       20,661
     4.500%, 06/01/18                                      14,115       13,819
   GNMA
     8.500%, 04/15/31                                       5,416        5,906
     8.000%, 08/15/31 to 09/15/31                          14,090       15,364
                                                                      --------
Total U.S. Government Agency Mortgage-Backed
      Obligations (Cost $73,252)
                                                                        73,144
                                                                      --------
U.S. TREASURY OBLIGATIONS (10.2%)
   U.S. Treasury Bonds (K)
     6.250%, 08/15/23                                      21,300       23,442
     5.375%, 02/15/31                                      38,415       38,557
   U.S. Treasury Notes
     4.375%, 08/15/12                                       2,845        2,823
                                                                      --------
Total U.S. Treasury Obligations
     (Cost $66,509)                                                     64,822
                                                                      --------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                  (000)/SHARES (E)  VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED OBLIGATIONS (6.8%)
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                                     $ 6,910     $  6,910
   Citibank Credit Card Issuance
     Trust, Ser 2004-A1, Cl A1
     2.550%, 01/20/09                                      13,940       13,683
   GE Capital, Ser 2002-1A, Cl A3
     6.269%, 12/10/35                                       8,155        8,767
   Harley-Davidson Motorcycle
     Trust, Ser 2002-2, Cl A2
     3.090%, 06/15/10                                       3,930        3,967
   JP Morgan Chase Commercial
     Mortgage Trust, Ser 2004-CB8,
     Cl A4
     4.404%, 01/12/39                                      10,300        9,563
                                                                      --------
Total Asset-Backed Obligations
     (Cost $43,315)                                                     42,890
                                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.7%)
   FHLB
     2.625%, 05/15/07                                      16,125       15,763
   FHLMC
     5.200%, 03/05/19                                       7,325        6,859
     3.875%, 01/12/09                                       6,980        6,848
                                                                      --------
Total U.S. Government Agency Obligations
     (Cost $30,173)                                                     29,470
                                                                      --------
FOREIGN GOVERNMENT DEBT SECURITIES (2.0%)
CANADA (1.5%)
   Quebec Province, Ser NN (CAD)
     7.125%, 02/09/24                                       8,465        9,671
                                                                      --------
MEXICO (0.5%)
   United Mexican States
     4.625%, 10/08/08                                       3,280        3,254
                                                                      --------
Total Foreign Government Debt Securities
     (Cost $13,345)                                                     12,925
                                                                      --------
CASH EQUIVALENTS (15.5%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)                            61,627,250       61,627
   Federated Prime Money Market
     Obligations Fund                                   5,729,054        5,729
   Federated Prime Value Money
     Market Fund                                       30,880,562       30,881
                                                                      --------
Total Cash Equivalents
     (Cost $98,237)                                                     98,237
                                                                      --------
Total Investments (108.8%)
   (Cost $697,926)                                                     689,815
                                                                      --------


--------------------------------------------------------------------------------

                                                                    VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-8.8%)
Payable upon Return of Securities Loaned                             $ (61,627)
Investment Advisory Fees Payable                                          (389)
Administration Fees Payable                                                (37)
Distribution Fees Payable                                                  (24)
Custody Fees Payable                                                        (5)
Transfer Agent Shareholder
   Servicing Fees Payable                                                   (3)
Trustees' Fees Payable                                                      (1)
Payable to Adviser                                                          (2)
Receivable from Affiliated Funds                                             2
Other Assets and Liabilities, Net                                        6,206
                                                                      --------
Total Other Assets and Liabilities                                     (55,880)
                                                                      --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 56,102,757 outstanding shares
   of beneficial interest                                              600,539
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 3,033,189 outstanding shares
   of beneficial interest                                               32,740
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 2,358,630 outstanding shares
   of beneficial interest                                               25,225
Undistributed net investment income                                          6
Accumulated net realized loss on investments                           (16,464)
Net unrealized depreciation on investments                              (8,111)
                                                                      --------
Total Net Assets (100.0%)                                             $633,935
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($578,344,703 / 56,102,757 shares)                                   $10.31
                                                                      ========
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($31,263,273 / 3,033,189 shares)                                     $10.31
                                                                      ========
Maximum Offering Price Per Share --
   A Shares ($10.31 / 96.25%)                                           $10.71
                                                                      ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($24,326,992 / 2,358,630 shares)                                     $10.31
                                                                      ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (100.5%)
ALABAMA (8.2%)
   Alabama State, Public School &
     College Authority, Capital
     Improvement Project, Ser C, RB
     Callable 07/01/09 @ 101.5
     5.750%, 07/01/17                                     $ 3,950       $4,341
   Alabama State, Water Pollution
     Control Authority, Revolving
     Fund Loan Project, RB, AMBAC
     Callable 08/15/09 @ 100
     5.750%, 08/15/12                                       5,205        5,753
   Auburn University,
     Ser A, RB, MBIA
     Callable 06/01/11 @ 100
     6.000%, 06/01/16                                       4,060        4,550
   Huntsville, Ser A, GO
     Callable 05/01/12 @ 102
     5.750%, 05/01/19                                       2,800        3,076
     5.625%, 05/01/16                                       2,375        2,613
                                                                      --------
                                                                        20,333
                                                                      --------
ARIZONA (2.2%)
   Arizona State, University &
     College Improvements Project,
     RB, FGIC
     Callable 07/01/12 @ 100
     5.500%, 07/01/15                                       1,665        1,821
   Arizona State, Water Infrastructure
     Finance Authority, Ser A, RB
     Callable 10/01/09 @ 101
     5.625%, 10/01/12                                       3,280        3,637
                                                                      --------
                                                                         5,458
                                                                      --------
ARKANSAS (1.3%)
   Arkansas State, Development
     Finance Authority, Waste Water
     System, Ser A, RB, MBIA
     Callable 06/11/11 @ 100
     5.000%, 06/01/15                                       3,000        3,141
                                                                      --------
CALIFORNIA (3.2%)
   Fresno, University School District,
     Ser A, GO, MBIA
     Callable 02/01/13 @ 103
     6.550%, 08/01/20                                       1,950        2,294
   Orange County, Loma Ridge/Data
     Center Project, COP, AMBAC
     Prerefunded @ 100 (F)
     6.000%, 06/01/19                                       2,075        2,383


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   San Bernardino County, Medical
     Center Financing Project,
     Ser A, COP, MBIA
     Prerefunded @ 102 (F)
     6.500%, 08/01/05                                     $ 3,000     $  3,233
                                                                      --------
                                                                         7,910
                                                                      --------
COLORADO (10.5%)
   Colorado State, Health Facilities
     Authority, North Colorado
     Medical Center Project,
     RB, MBIA (C)
     Callable 07/01/04 @ 100
     0.980%, 05/15/20                                       2,600        2,600
   Colorado State, Metro Wastewater
     Reclamation District Authority,
     Sewer Project, RB
     Callable 04/01/08 @ 100
     5.450%, 04/01/12                                       2,570        2,777
   Colorado State, Regional Transition
     District, State Sales Tax,
     Ser B, RB, AMBAC
     Callable 11/01/12 @ 100
     5.500%, 11/01/17                                       2,655        2,887
   Larimer County, School District
     No. R 1, GO, FGIC
     Callable 12/15/10 @ 100
     6.000%, 12/15/15                                       3,000        3,364
     6.000%, 12/15/16                                       3,000        3,365
     6.000%, 12/15/17                                       4,000        4,486
   Westminster, Sales & Use Tax,
     Ser A, RB
     Callable 12/01/07 @ 102
     5.600%, 12/01/16                                       5,940        6,447
                                                                      --------
                                                                        25,926
                                                                      --------
FLORIDA (8.4%)
   Florida State, Board Capital
     Outlay, Public Education
     Project, Ser C, GO
     Callable 06/01/05 @ 101
     5.300%, 06/01/09                                       7,395        7,722
   Jacksonville, Sales Tax Revenue,
     River City Renaissance Project,
     RB, FGIC
     Prerefunded @ 101 (F)
     5.500%, 04/01/06                                       5,000        5,357
   Miami-Dade County, School
     District, GO (H)
     5.000%, 08/01/05                                       4,420        4,598

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Palm Beach County, State School
     Board, Ser C, COP, FSA
     Callable 08/01/12 @ 100
     5.500%, 08/01/15                                     $ 2,825     $  3,083
                                                                      --------
                                                                        20,760
                                                                      --------
IOWA (0.9%)
   Des Moines, Public Parking
     System, Ser A, RB, FGIC
     Callable 06/01/10 @ 100
     6.375%, 06/01/18                                      2,005         2,271
                                                                      --------
KANSAS (2.8%)
   Sedgwick County, Unified School
     District No. 259, GO, MBIA
     Callable 09/01/10 @ 100
     5.500%, 09/01/12                                       6,150        6,788
                                                                      --------
MASSACHUSETTS (7.1%)
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
     6.000%, 07/01/06                                       3,235        3,492
   Massachusetts State,
     Ser B, GO, FSA
     Prerefunded @ 100 (F)
     5.500%, 03/01/12                                       4,000        4,438
   Massachusetts State, Water
     Pollution Abatement, Treatment
     Pool Project, Ser 6, RB
     Callable 08/01/10 @ 101
     5.625%, 08/01/16                                       2,500        2,729
     5.625%, 08/01/17                                       6,250        6,813
                                                                      --------
                                                                        17,472
                                                                      --------
MICHIGAN (2.3%)
   Michigan State, Environment
     Protection Program, GO
     Prerefunded @ 100 (F)
     5.000%, 11/01/08                                       2,000        2,166
   Michigan State, Municipal
     Authority, Clean Water
     State Revolving Fund,
     Water Utility Improvements, RB
     Callable 10/01/12 @ 100
     5.375%, 10/01/17                                       3,300        3,563
                                                                      --------
                                                                         5,729
                                                                      --------
MISSISSIPPI (1.0%)
   Jackson, Public School District,
     Ser B, GO, AMBAC
     Callable 10/01/10 @ 100
     5.750%, 10/01/15                                       2,275        2,498
                                                                      --------


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
MISSOURI (3.9%)
   Missouri State, Highways &
     Transportation Commission,
     Ser A, RB
     Callable 02/01/11 @ 100
     5.625%, 02/01/18                                     $ 8,885     $  9,636
                                                                      --------
NEW YORK (19.3%)
   Buffalo, School District,
     Ser D, GO, FGIC
     Callable 12/15/11 @ 100
     5.500%, 12/15/14                                       1,075        1,185
   New York City, Ser G, GO, MBIA
     Callable 02/01/08 @ 101
     5.000%, 08/01/10                                       5,045        5,386
   New York City, Transitional
     Finance Authority, Future
     Tax Secured Project,
     Sub-Ser D-1, RB
     4.000%, 11/01/06                                       6,000        6,246
   New York State, Dormitory
     Authority, School Districts
     Financing Program, Ser B, RB
     Callable 10/01/12 @ 100
     6.500%, 10/01/17                                       3,505        4,116
   New York State, Metropolitan
     Transportation Authority,
     Ser G-1, RB, AMBAC (C)
     1.000%, 11/01/26                                      10,000       10,000
   New York State, Tobacco
     Settlement Financing
     Corporation, Ser A, RB
     Callable 06/01/08 @ 100
     5.250%, 06/01/13                                      10,000       10,462
   New York State, Tobacco
     Settlement Financing
     Corporation, Ser A-1, RB
     Callable 06/01/05 @ 100
     5.000%, 06/01/10                                       3,215        3,309
   New York State, Tobacco
     Settlement Financing
     Corporation, Ser C-1, RB
     Callable 06/01/07 @ 100
     5.250%, 06/01/12                                       6,720        7,045
                                                                      --------
                                                                        47,749
                                                                      --------
OHIO (2.8%)
   Ohio State, Building Authority,
     Adult Correctional Projects,
     Ser A, RB, MBIA
     Callable 04/01/14 @ 100
     5.250%, 04/01/17                                       3,100        3,303

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Ohio State, Water Development
     Authority, Fresh Water
     Improvements Project, RB
     Callable 06/01/12 @ 100
     5.375%, 12/01/17                                     $ 1,900     $  2,045
   Ohio State, Water Development
     Authority, Fresh Water
     Improvements Project,
     RB, AMBAC, ETM
     Callable 06/01/05 @ 102
     5.700%, 06/01/08                                       1,520        1,610
                                                                      --------
                                                                         6,958
                                                                      --------
OKLAHOMA (1.9%)
   Oklahoma County, Independent
     School District No 89,
     GO, FGIC
     5.000%, 07/01/11                                       2,025        2,201
     5.000%, 07/01/12                                       2,400        2,603
                                                                      --------
                                                                         4,804
                                                                      --------
OREGON (3.3%)
   Oregon State, Department of
     Transportation, Highway
     Usertax Authority, Ser A, RB
     Callable 11/15/12 @ 100
     5.500%, 11/15/17                                       7,500        8,156
                                                                      --------
SOUTH CAROLINA (1.2%)
   South Carolina State, Clemson
     University, RB, AMBAC
     Callable 05/01/09 @ 101
     6.250%, 05/01/15                                       2,725        3,062
                                                                      --------
TEXAS (9.3%)
   Dallas, Refunding & Improvement
     Project, GO
     5.000%, 02/15/12                                       6,500        6,833
   Irving, Waterworks & Sewer
     Authority, RB
     Callable 06/15/09 @ 100.5
     5.950%, 06/15/19                                       1,460        1,608
   Lancaster, Independent School
     District, Capital Appreciation
     Project, GO, FSA (D)
     4.400%, 02/15/11                                       2,495        1,868
     4.170%, 02/15/10                                       2,500        1,980
   San Antonio, Water Authority,
     RB, FGIC
     5.250%, 05/15/17                                       2,035        2,142
     5.250%, 05/15/18                                       2,340        2,448


--------------------------------------------------------------------------------
                                                       FACE AMOUNT
                                                      (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Texas State, Public Financial
     Authority, Ser A, GO
     Prerefunded @ 100 (F)
     6.000%, 04/01/05                                     $ 6,000     $  6,227
                                                                      --------
                                                                        23,106
                                                                      --------
WASHINGTON (2.4%)
   Washington State, Energy North
     West, Electric Authority, Ser A,
     RB, AMBAC
     5.250%, 07/01/09                                       5,500        5,991
                                                                      --------
PUERTO RICO (8.5%)
   Puerto Rico Commonwealth,
     Government Development
     Authority, RB, MBIA (C)
     Callable 07/01/04 @ 100
     0.970%, 12/01/15                                       7,000        7,000
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, RB, FGIC
     Callable 07/01/13 @ 100
     5.250%, 07/01/15                                       5,000        5,448
   Puerto Rico Commonwealth,
     Municipal Finance Agency,
     Ser A, RB, FSA
     Callable 08/01/12 @ 100
     5.250%, 08/01/14                                       4,000        4,369
   Puerto Rico Commonwealth,
     Public Buildings Authority,
     Government Facilities Project,
     Ser K, RB, MBIA
     4.000%, 07/01/26                                       4,000        4,134
                                                                      --------
                                                                        20,951
                                                                      --------
Total Municipal Bonds
     (Cost $247,062)                                                   248,699
                                                                      --------
CASH EQUIVALENTS (7.2%)
   Federated Tax Free
     Reserve Fund (O)                                  11,328,797       11,329
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund                        6,308,003        6,308
                                                                      --------
Total Cash Equivalents
     (Cost $17,637)                                                     17,637
                                                                      --------
Total Investments (107.7%)
   (Cost $264,699)                                                    $266,336
                                                                      ========
PERCENTAGES BASED ON NET ASSETS OF $247,320,599.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

--------------------------------------------------------------------------------




LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (79.1%)
   FHLMC
     6.500%, 02/01/17                                     $ 4,311     $  4,557
     6.000%, 07/01/17                                       4,976        5,175
     5.000%, 03/01/34                                      27,265       26,221
     4.500%, 06/01/13                                      31,002       31,010
     4.000%, 09/01/13                                       9,153        8,978
   FHLMC (C)
     4.500%, 01/01/19                                      25,976       25,429
     3.352%, 07/01/33                                       7,879        7,914
     2.478%, 05/15/10                                       8,000        7,659
   FNMA
     8.500%, 04/01/17                                          77           84
     7.000%, 11/01/16 to 05/01/32                          15,184       16,018
     6.500%, 06/01/13 to 12/01/32                          11,762       12,245
     6.000%, 09/01/13 to 04/01/34                          59,040       60,596
     5.500%, 03/01/24                                       9,691        9,753
     5.000%, 04/01/34                                      14,899       14,328
     4.500%, 03/01/14 to 05/01/19                          38,187       37,891
     4.000%, 11/01/13                                      13,788       13,515
   FNMA (C)
     4.717%, 05/01/34                                       4,695        4,697
     4.256%, 05/01/34                                       8,064        8,044
     4.171%, 08/01/33                                      22,003       22,171
     4.133%, 05/01/33                                      12,047       11,952
     4.071%, 06/01/33                                      20,038       19,932
     3.195%, 05/01/33                                      11,526       11,525
   GNMA
     9.000%, 11/15/17                                         135          151
     8.500%, 04/15/31                                         652          712
     8.000%, 06/15/30 to 09/15/31                           7,274        7,932
     7.000%, 07/15/31 to 09/15/31                           2,923        3,093
     6.000%, 12/15/31                                       3,724        3,800
     5.500%, 12/15/32                                       6,959        6,930
   GNMA 3/1 Hybrid ARM
     3.750%, 01/20/34                                      24,705       24,910
                                                                      --------
Total U.S. Government Agency Mortgage-Backed
     Obligations (Cost $410,292)                                       407,222
                                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (15.9%)
   FHLB
     4.500%, 09/16/13                                       5,000        4,752
   FHLMC
     4.500%, 11/01/18                                       9,196        9,002
     4.250%, 05/22/13                                       3,000        2,749
     3.875%, 01/12/09                                       5,720        5,612
     3.000%, 10/27/06 to 07/22/08                          20,000       19,470
     2.150%, 06/02/06                                      15,000       14,790


--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                      (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
   FNMA
     5.500%, 02/15/06                                     $15,000     $ 15,711
     5.250%, 08/01/12                                       1,970        1,954
     2.750%, 10/27/06                                       4,000        3,971
   FNMA (C)
     2.833%, 02/17/09                                       4,000        3,970
                                                                      --------
Total U.S. Government Agency Obligations
     (Cost $83,359)                                                     81,981
                                                                      --------
ASSET-BACKED OBLIGATION (1.7%)
   JP Morgan Mortgage Trust,
     Ser 2003-A2, Cl 2A2
     4.723%, 11/25/33                                       9,000        8,816
                                                                      --------
Total Asset-Backed Obligation
     (Cost $8,981)                                                       8,816
                                                                      --------
CASH EQUIVALENT (0.0%)
   SEI Liquid Asset Trust, Prime
     Obligations Fund                                       3,950            4
                                                                      --------
Total Cash Equivalent
     (Cost $4)                                                               4
                                                                      --------
REPURCHASE AGREEMENTS (3.0%)
   Merrill Lynch,
     1.020%, dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $5,860,542
     (collateralized by U.S.
     Government Obligations;
     total market value $5,977,373) (G)                     5,860        5,860
   Morgan Stanley,
     1.010%, dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $9,771,339
     (collateralized by U.S.
     Government obligations;
     total market value $10,163,984) (G)                    9,770        9,770
                                                                      --------
Total Repurchase Agreements
     (Cost $15,630)                                                     15,630
                                                                      --------
Total Investments (99.7%)
   (Cost $518,266)                                                     513,653
                                                                      --------
OTHER ASSETS AND LIABILITIES (0.3%)
Investment Advisory Fees Payable                                          (265)
Distribution Fees Payable                                                  (34)
Administration Fees Payable                                                (31)
Custodian Fees Payable                                                      (2)
Transfer Agent Shareholder
   Servicing Fees Payable                                                   (2)
Payable to Adviser                                                          (1)
Receivable from Affiliated Funds                                             1
Other Assets and Liabilities, Net                                        1,622
                                                                      --------
Total Other Assets and Liabilities                                       1,288
                                                                      --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 42,782,812 outstanding shares
   of beneficial interest                                             $441,659
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 934,332 outstanding shares
   of beneficial interest                                                9,848
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 6,874,500 outstanding shares
   of beneficial interest                                               73,202
Undistributed net investment income                                          8
Accumulated net realized loss on investments                            (5,163)
Net unrealized depreciation on investments                              (4,613)
                                                                      --------
Total Net Assets (100.0%)                                             $514,941
                                                                      ========
 Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($435,445,769 / 42,782,812 shares)                                   $10.18
                                                                      ========
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($9,494,925 / 934,332 shares)                                        $10.16
                                                                      ========
Maximum Offering Price Per Share --
   A Shares ($10.16 / 97.50%)                                           $10.42
                                                                      ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($70,000,296 / 6,874,500 shares)                                     $10.18
                                                                      ========






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

--------------------------------------------------------------------------------



MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.8%)
MARYLAND (95.4%)
   Annapolis, Public
     Improvements, GO
     5.000%, 04/01/08                                      $1,000      $ 1,078
   Anne Arundel County,
     Arundel Mills Project, RB
     Callable 07/01/14 @ 100
     5.125%, 07/01/22                                       1,000        1,032
   Anne Arundel County, GO
     6.000%, 02/01/07                                       1,000        1,091
   Baltimore County, Pension
     Funding, GO
     4.500%, 06/01/09                                       1,000        1,064
   Baltimore, GO, MBIA
     7.000%, 10/15/10                                       1,365        1,638
   Baltimore, Pollution Control,
     General Motors Project, RB
     5.350%, 04/01/08                                       1,160        1,234
   Baltimore, Ser A, RB, FGIC
     5.900%, 07/01/13                                         900        1,033
   Calvert County, GO
     5.000%, 07/15/08                                       1,000        1,083
   Frederick County, GO
     Callable 07/01/09 @ 101
     5.250%, 07/01/11                                       1,000        1,087
   Howard County, Construction
     Public Improvement Project,
     Ser A, GO
     5.250%, 08/15/14                                       1,205        1,316
   Howard County, Metropolitan
     District Project, Ser A, GO
     Callable 02/15/12 @ 100
     5.250%, 08/15/13                                       1,100        1,202
   Maryland State, 1st Ser, GO
     Callable 03/01/08 @ 101
     5.000%, 03/01/10                                       1,000        1,070
   Maryland State, 2nd Ser, GO
     Callable 07/15/09 @ 101
     5.250%, 07/15/12                                       1,000        1,090
   Maryland State, 3rd Ser, GO
     5.000%, 10/15/06                                         750          801
   Maryland State, Community
     Development Administration,
     Ser 2001B, RB, FHA, AMT
     4.100%, 07/01/08                                         285          294
   Maryland State, Community
     Development Administration,
     Ser C, RB, FHA
     Callable 03/01/10 @ 100
     5.650%, 09/01/12                                          35           35


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Community
     Development Administration,
     Ser E, RB, FHA
     Callable 09/01/09 @ 100
     5.700%, 09/01/17                                      $  900      $   924
   Maryland State, Community
     Development Administration,
     Ser F, RB, AMT
     Callable 09/01/09 @ 100
     5.900%, 09/01/19                                       1,000        1,020
   Maryland State, Community
     Development Administration,
     Single-Family Housing,
     1st Ser, RB, FHA
     Callable 04/01/07 @ 101.5
     5.600%, 04/01/18                                         280          290
   Maryland State, Community
     Development Administration,
     Single-Family Program, 2nd
     Ser, RB, AMT
     4.700%, 04/01/11                                       1,000        1,043
   Maryland State, Economic
     Development Corporation,
     Department of Transportation
     Headquarters Project, RB
     Callable 06/01/12 @ 100.5
     5.375%, 06/01/19                                       1,000        1,061
   Maryland State, Economic
     Development Corporation,
     Frostburg State University
     Project, Ser A, RB
     Callable 10/01/12 @ 101
     5.500%, 10/01/15                                         250          255
   Maryland State, Economic
     Development Corporation,
     Student Housing, University of
     Maryland, Ser A, RB
     Callable 10/01/13 @ 100
     5.625%, 10/01/23                                         500          502
   Maryland State, Economic
     Development Corporation,
     University of Maryland College
     Park Project, RB
     Callable 06/01/13 @ 100
     5.750%, 06/01/18                                         475          500
   Maryland State, Economic
     Development Corporation,
     University Village at Sheppard
     Pratt Project, RB, ACA
     Callable 07/01/11 @ 101
     5.875%, 07/01/21                                         250          256

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


MARYLAND MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Board of Child Care Project, RB
     Callable 07/01/12 @ 100
     5.500%, 07/01/13                                      $1,000      $ 1,091
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Carroll County General
     Hospital, RB
     4.400%, 07/01/09                                         910          946
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Carroll County General
     Hospital, RB
     Callable 07/01/12 @ 100
     6.000%, 07/01/18                                       1,035        1,114
     6.000%, 07/01/21                                         250          266
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Catholic Health Initiatives,
     Ser A, RB
     Callable 06/01/10 @ 101
     6.000%, 12/01/24                                         250          271
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Hebrew Home of Greater
     Washington, RB
     Callable 01/01/12 @ 100
     5.700%, 01/01/21                                         480          498
     5.700%, 01/01/22                                         510          526
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Johns Hopkins Hospital Issue, RB
     Callable 11/15/13 @ 100
     5.000%, 11/15/28                                         500          489
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Medstar Health Project, RB
     Callable 08/15/14 @ 100
     5.500%, 08/15/25                                         500          482
     5.500%, 08/15/33                                         250          238
     5.375%, 08/15/24                                         250          238
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Mercy Ridge Project, Ser B, RB
     Callable 04/01/06 @ 101
     5.000%, 04/01/08                                         300          307
   Maryland State, Health & Higher
     Educational Facilities Authority,
     North Arundel Hospital
     Project, RB
     Callable 07/01/10 @ 101
     6.500%, 07/01/26                                         400          432


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Union Hospital of Cecil County
     Project, RB
     Callable 07/01/12 @ 100
     5.750%, 07/01/20                                      $ 500       $   524
   Maryland State, Health & Higher
     Educational Facilities Authority,
     University of Maryland Medical
     Project, RB
     6.000%, 07/01/05                                         100          104
   Maryland State, Health & Higher
     Educational Facilities Authority,
     University of Maryland Medical
     Project, RB
     Callable 07/01/11 @ 100
     5.750%, 07/01/21                                       1,725        1,807
   Maryland State, Industrial
     Development Financing
     Authority, Baltimore
     Aquarium Project, Ser B, RB
     Callable 11/01/12 @ 100
     5.500%, 11/01/17                                         500          535
   Maryland State, Ser A, GO
     5.500%, 08/01/14                                       1,000        1,132
   Maryland State, Stadium
     Authority, Sports Facility
     Project, RB, AMBAC
     Callable 03/01/06 @ 101
     5.800%, 03/01/26                                         250          263
   Maryland State, State & Local
     Facilities Authority, Second
     Series, GO
     Callable 08/01/13 @ 100
     5.000%, 08/01/16                                       1,425        1,514
   Maryland State, Transportation
     Authority, Baltimore/
     Washington International
     Airport, Ser B, RB,
     AMBAC, AMT
     Callable 03/01/12 @ 101
     5.375%, 03/01/15                                       1,000        1,060
   Montgomery County, Housing
     Opportunity, Aston Woods
     Apartments Project, Ser A, RB
     Callable 05/15/08 @ 102
     4.900%, 05/15/31                                         600          628
   Montgomery County, Housing
     Opportunity, Housing
     Development Project, RB
     Callable 07/01/10 @ 100
     6.000%, 07/01/20                                         990        1,033

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Housing
     Opportunity, Single-Family
     Mortgage, Ser A, RB
     Callable 01/01/11 @ 100
     4.450%, 07/01/17                                      $  290      $   298
   Montgomery County, Ser A, GO
     5.700%, 07/01/05                                         675          706
   Montgomery County, Trinity
     Healthcare Group, RB
     Callable 12/01/11 @ 100
     5.500%, 12/01/16                                       1,000        1,063
   Northeast Maryland, Waste
     Disposal Authority, Resources
     Recovery Project,
     Ser A, RB, AMT
     6.000%, 07/01/06                                       1,080        1,146
   Prince Georges County,
     Housing Authority,
     Emerson House Project,
     Ser A, RB
     Callable 10/15/04 @ 102
     7.000%, 04/15/19                                         500          517
   St. Mary's County, GO
     5.500%, 07/01/11                                       1,165        1,312
   Talbot County, GO
     Callable 03/15/12 @ 101
     5.375%, 03/15/17                                       1,455        1,568
   Washington Suburban Sanitation
     District, GO
     Callable 06/01/04 @ 102
     4.625%, 06/01/06                                         750          765
   Westminister, Economic
     Development Authority, Carroll
     Lutheran Village Project, Ser C,
     RB (LOC: Citizens Bank of PA) (C)
     1.070%, 05/25/34                                       1,500        1,500
                                                                       -------
                                                                        46,372
                                                                       -------
PUERTO RICO (2.4%)
   Puerto Rico Commonwealth,
     Housing Bank & Finance
     Agency, Affordable Housing
     Mortgage Portfolio, Ser I, RB,
     AMT, GNMA
     Callable 04/01/05 @ 102
     6.250%, 04/01/29                                         625          643
   Puerto Rico Commonwealth,
     Ser A, GO, MBIA
     Callable 08/01/11 @ 100
     5.500%, 08/01/20                                         500          543
                                                                       -------
                                                                         1,186
                                                                       -------
Total Municipal Bonds
     (Cost $46,690)                                                     47,558
                                                                       -------


--------------------------------------------------------------------------------

                                                         SHARES     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.5%)
   Federated Tax-Free
     Obligation Fund                                      267,385      $   267
                                                                       -------
Total Cash Equivalent
     (Cost $267)                                                           267
                                                                       -------
Total Investments (98.3%)
   (Cost $46,957)                                                       47,825
                                                                       -------
OTHER ASSETS AND LIABILITIES (1.7%)
Investment Advisory Fees Payable                                           (24)
Distribution Fees Payable                                                  (15)
Administration Fees Payable                                                 (3)
Other Assets and Liabilities, Net                                          849
                                                                       -------
Total Other Assets and Liabilities                                         807
                                                                       -------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 2,895,669 outstanding shares
   of beneficial interest                                               28,784
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 1,836,391 outstanding shares
   of beneficial interest                                               18,761
Distributions in excess of net investment income                           (17)
Accumulated net realized gain on investments                               236
Net unrealized appreciation on investments                                 868
                                                                       -------
Total Net Assets (100.0%)                                              $48,632
                                                                       =======
 Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($29,734,501 / 2,895,669 shares)                                     $10.27
                                                                       =======
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($18,897,162 / 1,836,391 shares)                                     $10.29
                                                                       =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (42.0%)
AEROSPACE & DEFENSE (0.5%)
   Boeing Capital
     5.650%, 05/15/06                                     $ 1,490     $  1,564
                                                                      --------
AUTOMOTIVE (0.7%)
   DaimlerChrysler
     7.750%, 06/15/05                                       2,250        2,369
                                                                      --------
BANKS (3.0%)
   Bank of America
     5.250%, 02/01/07                                       2,250        2,347
   KFW International Finance,
     Ser DTC
     4.750%, 01/24/07                                       3,000        3,131
   Wachovia
     6.800%, 06/01/05                                       3,825        3,987
                                                                      --------
                                                                         9,465
                                                                      --------
BROADCASTING (1.5%)
   Comcast Cablevision
     8.375%, 05/01/07                                       1,425        1,601
   Liberty Media
     3.500%, 09/25/06                                       1,710        1,709
   Univision Communications
     2.875%, 10/15/06                                       1,275        1,259
                                                                      --------
                                                                         4,569
                                                                      --------
FINANCE (11.9%)
   CIT Group
     4.125%, 02/21/06                                       3,905        3,986
   Capital One Financial
     7.250%, 05/01/06                                       1,400        1,489
   Citigroup
     6.750%, 12/01/05                                       4,500        4,776
   Countrywide Home Loan,
     Ser J, MTN
     5.500%, 08/01/06                                       3,125        3,272
   EOP Operating LP
     8.375%, 03/15/06                                       1,505        1,641
   Ford Motor Credit
     7.500%, 03/15/05                                       1,675        1,741
     6.875%, 02/01/06                                       1,700        1,785
     General Motors Acceptance
     6.750%, 01/15/06                                       3,025        3,181
   Housing Finance
     6.500%, 01/24/06                                       3,850        4,079
   International Lease Finance
     3.500%, 04/01/09                                       1,125        1,070
   National Rural Utilities
     3.000%, 02/15/06                                       4,160        4,174
   SLM, Ser A, MTN (C)
     1.310%, 09/15/06                                       5,800        5,816
                                                                      --------
                                                                        37,010
                                                                      --------


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (2.1%)
   Coca-Cola Enterprises
     5.250%, 05/15/07                                     $ 2,870     $  3,013
   ConAgra Foods
     7.500%, 09/15/05                                       1,690        1,791
   Safeway
     6.150%, 03/01/06                                       1,575        1,656
                                                                      --------
                                                                         6,460
                                                                      --------
INDUSTRIAL (4.3%)
   Anadarko Petroleum
     3.250%, 05/01/08                                       1,610        1,565
   Diageo Capital PLC
     3.375%, 03/20/08                                       1,600        1,565
   Kerr-McGee
     5.875%, 09/15/06                                       1,500        1,576
   Kroger
     7.375%, 03/01/05                                       1,575        1,636
   Masco
     6.750%, 03/15/06                                       1,600        1,706
   Phillips Petroleum
     8.500%, 05/25/05                                       2,925        3,100
   Weyerhaeuser
     6.125%, 03/15/07                                       2,000        2,120
                                                                      --------
                                                                        13,268
                                                                      --------
INSURANCE (2.4%)
   Allstate
     7.875%, 05/01/05                                       4,530        4,762
   MetLife
     3.911%, 05/15/05                                       1,525        1,552
   Safeco
     4.200%, 02/01/08                                       1,110        1,128
                                                                      --------
                                                                         7,442
                                                                      --------
INVESTMENT BANKERS/BROKER DEALERS (7.7%)
   Bear Stearns
     5.700%, 01/15/07                                       2,225        2,346
   Credit Suisse First Boston
     5.875%, 08/01/06                                       3,250        3,431
   Goldman Sachs Group
     7.625%, 08/17/05                                       4,460        4,728
   JP Morgan Chase
     5.250%, 05/30/07                                       3,010        3,139
   Lehman Brothers Holdings
     7.750%, 01/15/05                                       4,000        4,140
   Merrill Lynch, Ser B, MTN
     3.375%, 09/14/07                                       3,985        3,939
   Morgan Stanley Dean Witter (K)
     7.750%, 06/15/05                                       2,200        2,324
                                                                      --------
                                                                        24,047
                                                                      --------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
MULTIMEDIA (1.3%)
   Time Warner
     6.125%, 04/15/06                                     $ 1,500     $  1,580
   Viacom
     7.750%, 06/01/05                                       2,500        2,638
                                                                      --------
                                                                         4,218
                                                                      --------
TELEPHONE & TELECOMMUNICATIONS (4.7%)
   AT&T Wireless
     7.500%, 05/01/07                                       2,000        2,202
   British Telecom PLC
     7.875%, 12/15/05                                       2,875        3,094
   Deutsche Telekom International
     Finance
     8.250%, 06/15/05                                       3,000        3,176
   IntelSat
     5.250%, 11/01/08                                         805          744
   Verizon Wireless
     5.375%, 12/15/06                                       2,000        2,096
   Vodafone Group PLC (B)
     7.625%, 02/15/05                                       3,125        3,249
                                                                      --------
                                                                        14,561
                                                                      --------
UTILITIES (1.9%)
   Alabama Power, Ser X
     3.125%, 05/01/08                                         815          788
   Dominion Resources, Ser B
     7.625%, 07/15/05                                       1,500        1,585
   Pacific Gas & Electric (C)
     1.810%, 04/03/06                                       1,125        1,125
   Scottish Power PLC, Ser H, MTN
     6.750%, 07/15/04                                       2,500        2,515
                                                                      --------
                                                                         6,013
                                                                      --------
Total Corporate Obligations
     (Cost $130,109)                                                   130,986
                                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (23.9%)
   FHLB
     2.625%, 05/15/07                                       1,125        1,100
     2.500%, 03/15/06                                       9,175        9,146
   FHLMC
     4.250%, 06/15/05                                       7,825        8,004
     3.375%, 04/15/09                                       1,620        1,559
     3.250%, 08/15/05                                       7,925        8,023
     3.050%, 01/19/07                                       3,725        3,713
     2.875%, 11/03/06                                       4,625        4,592
     2.400%, 03/29/07                                       4,000        3,902
   FHLMC (K)
     2.375%, 02/15/07                                       2,425        2,367
   FHLMC, MTN
     2.500%, 12/04/06                                       4,000        3,943
     2.050%, 07/14/06                                       4,000        3,937


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   FNMA
     3.125%, 03/16/09                                     $ 1,625     $  1,541
     2.625%, 01/19/07                                       4,625        4,544
     1.875%, 12/15/04                                       7,000        7,013
   FNMA (K)
     3.875%, 03/15/05                                      11,000       11,186
                                                                      --------
Total U.S. Government Agency Obligations
     (Cost $75,004)                                                     74,570
                                                                      --------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (10.4%)
   FHLMC
     5.000%, 05/15/11                                       1,820        1,842
     4.000%, 07/01/08                                       3,873        3,873
   FHLMC (C)
     3.352%, 07/01/33                                       3,940        3,957
   FNMA
     4.000%, 11/25/16                                       4,250        4,303
   FNMA (C)
     4.360%, 03/01/34                                       3,220        3,226
     4.359%, 03/01/34                                       3,812        3,825
     3.195%, 05/01/33                                       4,303        4,302
     3.135%, 09/01/33                                       3,116        3,172
     3.108%, 10/01/33                                       3,723        3,855
                                                                      --------
Total U.S. Government Agency Mortgage-Backed
     Obligations (Cost $32,535)                                         32,355
                                                                      --------
U.S. TREASURY OBLIGATIONS (8.6%)
   U.S. Treasury Notes
     5.875%, 11/15/05                                       3,000        3,157
     3.125%, 05/15/07                                       7,725        7,735
   U.S. Treasury Notes (K)
     5.750%, 11/15/05                                       2,500        2,628
     2.625%, 03/15/09                                       8,275        7,862
     2.250%, 02/15/07                                       5,550        5,451
                                                                      --------
Total U.S. Treasury Obligations
     (Cost $27,025)                                                     26,833
                                                                      --------
ASSET-BACKED OBLIGATIONS (11.8%)
   Bank One Issuance Trust,
     Ser 2002-A4, Cl A4
     2.940%, 06/16/08                                       4,500        4,530
   Capital Auto Receivables Asset
     Trust, Ser 2002-3, Cl A3
     3.580%, 10/16/06                                       4,500        4,567
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                                       3,350        3,350
   Citibank Credit Card Issuance
     Trust, Ser 2001-A8, Cl A8
     4.100%, 12/07/06                                       4,875        4,936
   Citibank Credit Card Issuance
     Trust, Ser 2004-A1, Cl A1
     2.550%, 01/20/09                                       3,175        3,116

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


SHORT-TERM BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                    (000)/SHARES (E) VALUE (000)
--------------------------------------------------------------------------------
   Daimler Chrysler Auto Trust,
     Ser 2004-A, Cl A2
     1.410%, 11/08/06                                     $ 4,850     $  4,828
   Ford Credit Auto Owner Trust,
     Ser 2004-A, Cl A2
     2.130%, 10/15/06                                       3,625        3,626
   Honda Auto Receivables Owner
     Trust, Ser 2002-3, Cl A4
     3.610%, 12/18/07                                       1,500        1,522
   MBNA Credit Card Master Trust,
     Ser 2003-A11, Cl A11
     3.650%, 03/15/11                                       2,375        2,336
   USAA Auto Owner Trust,
     Ser 2004-1, Cl A3
     2.060%, 04/15/08                                       4,100        4,047
                                                                      --------
Total Asset-Backed Obligations
     (Cost $36,884)                                                     36,858
                                                                      --------
FOREIGN GOVERNMENT DEBT SECURITIES (2.0%)
CANADA (2.0%)
Province of Ontario (CAD)
     7.000%, 08/04/05                                       4,000        4,225
Quebec Province (CAD)
     5.500%, 04/11/06                                       2,000        2,097
                                                                      --------
Total Foreign Government Debt Securities
     (Cost $6,078)                                                       6,322
                                                                      --------
CASH EQUIVALENTS (5.6%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)                            13,385,975       13,386
   Federated Prime Value Money
     Market Fund                                        3,767,020        3,767
                                                                      --------
Total Cash Equivalents
     (Cost $17,153)                                                     17,153
                                                                      --------
Total Investments (104.3%)
   (Cost $324,788)                                                     325,077
                                                                      --------

--------------------------------------------------------------------------------

                                                                    VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.3%)
Payable upon Return of Securities Loaned                              $(13,386)
Investment Advisory Fees Payable                                          (160)
Administration Fees Payable                                                (18)
Distribution Fees Payable                                                   (9)
Custodian Fees Payable                                                      (2)
Transfer Agent Shareholder
   Servicing Fees Payable                                                   (1)
Payable to Adviser                                                          (1)
Receivable from Affiliated Funds                                             1
Other Assets and Liabilities, Net                                           95
                                                                      --------
Total Other Assets and Liabilities                                     (13,481)
                                                                      --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 28,670,095 outstanding shares
   of beneficial interest                                              290,913
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 595,874 outstanding shares
   of beneficial interest                                                6,035
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 2,385,295 outstanding shares
   of beneficial interest                                               24,139
Undistributed net investment income                                         10
Accumulated net realized loss on investments                            (9,790)
Net unrealized appreciation on investments                                 289
                                                                      --------
Total Net Assets (100.0%)                                             $311,596
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($282,187,856 / 28,670,095 shares)                                    $9.84
                                                                      ========
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($5,880,212 / 595,874 shares)                                         $9.87
                                                                      ========
Maximum Offering Price Per Share --
   A Shares ($9.87 / 98.00%)                                            $10.07
                                                                      ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($23,527,669 / 2,385,295 shares)                                      $9.86
                                                                      ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

--------------------------------------------------------------------------------



SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                       (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (97.2%)
   U.S. Treasury Notes
     1.625%, 04/30/05                                     $27,000     $ 26,966
     1.125%, 06/30/05                                      15,000       14,879
     1.500%, 07/31/05                                      10,000        9,948
     6.500%, 08/15/05                                      25,000       26,335
     5.875%, 11/15/05                                      10,000       10,525
     5.750%, 11/15/05                                      15,000       15,769
     2.250%, 04/30/06                                      10,000        9,954
     4.625%, 05/15/06                                      10,000       10,396
     7.000%, 07/15/06                                       5,000        5,446
     2.625%, 11/15/06                                      10,000        9,952
     2.250%, 02/15/07                                      23,000       22,588
                                                                      --------
Total U.S. Treasury Obligations
     (Cost $163,213)                                                   162,758
                                                                      --------
CASH EQUIVALENT (2.7%)
   Federated U.S. Treasury Cash
     Reserves Fund                                      4,466,438        4,466
                                                                      --------
Total Cash Equivalent
     (Cost $4,466)                                                       4,466
                                                                      --------
Total Investments (99.9%)
   (Cost $167,679)                                                     167,224
                                                                      --------
OTHER ASSETS AND LIABILITIES (0.1%)
Investment Advisory Fees Payable                                           (86)
Distribution Fees Payable                                                  (21)
Administration Fees Payable                                                (10)
Custody Fees Payable                                                        (1)
Transfer Agent Shareholder
   Servicing Fees Payable                                                   (1)
Payable to Adviser                                                          (1)
Receivable from Affiliated Funds                                             1
Other Assets and Liabilities, Net                                          321
                                                                      --------
Total Other Assets and Liabilities                                         202
                                                                      --------



--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 9,138,502 outstanding shares
   of beneficial interest                                             $ 90,954
Paid in Capital --A Shares
   (unlimited authorization -- no par value)
   based on 1,269,894 outstanding shares
   of beneficial interest                                               13,081
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 6,169,064 outstanding shares
   of beneficial interest                                               62,754
Accumulated net realized gain on investments                             1,092
Net unrealized depreciation on investments                                (455)
                                                                      --------
Total Net Assets (100.0%)                                             $167,426
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($92,371,024 / 9,138,502 shares)                                     $10.11
                                                                      ========
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($12,822,972 / 1,269,894 shares)                                     $10.10
                                                                      ========
Maximum Offering Price Per Share --
   A Shares ($10.10 / 99.00%)                                           $10.20
                                                                      ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($62,231,810 / 6,169,064 shares)                                     $10.09
                                                                      ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (38.3%)
AEROSPACE & DEFENSE (0.9%)
   L-3 Communications
     Callable 07/15/08 @ 103.063
     6.125%, 07/15/13                                     $ 1,000     $    935
   Sequa
     9.000%, 08/01/09                                       1,000        1,080
                                                                      --------
                                                                         2,015
                                                                      --------
AUTOPARTS (2.0%)
   Cummins (B)
     9.500%, 12/01/10                                         500          567
   Dana (K)
     6.500%, 03/15/08                                       1,000        1,020
   Eagle-Picher (B)
     Callable 09/01/08 @ 104.875
     9.750%, 09/01/13                                         500          534
   Metaldyne
     Callable 06/15/07 @ 105.5
     11.000%, 06/15/12                                      1,000          830
   RJ Tower
     12.000%, 06/01/13                                        500          480
   TRW Automotive
     9.375%, 02/15/13                                         892          997
                                                                      --------
                                                                         4,428
                                                                      --------
BROADCASTING (1.8%)
   Albritton Communications
     Callable 12/15/07 @ 103.88
     7.750%, 12/15/12                                       1,000          991
   Corus Entertainment
     Callable 03/01/07 @ 104.375
     8.750%, 03/01/12                                         500          531
   Entravision Communications
     Callable 03/15/06 @ 104.063
     8.125%, 03/15/09                                         500          515
   Paxson Communications (A)
     Callable 01/15/06 @ 106.12
     11.900%, 01/15/09                                      1,000          850
   Spanish Broadcasting
     Callable 11/01/04 @ 104.813
     9.625%, 11/01/09                                       1,000        1,055
                                                                      --------
                                                                         3,942
                                                                      --------
BUILDING & CONSTRUCTION (2.0%)
   K. Hovnanian Enterprises
     Callable 04/01/07 @ 104.438
     8.875%, 04/01/12                                       1,000        1,040
   Standard Pacific
     9.250%, 04/15/12                                       1,000        1,075
   WCI Communities
     Callable 02/15/06 @ 105.313
     10.625%, 02/15/11                                        500          547

--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   WCI Communities
     Callable 05/01/07 @ 104.56
     9.125%, 05/01/12                                     $   500     $    533
   William Lyon Homes
     10.750%, 04/01/13                                      1,000        1,100
                                                                      --------
                                                                         4,295
                                                                      --------
CABLE (2.2%)
   Adelphia Communications (J)
     10.875%, 10/01/10                                        750          786
   Charter Communications Holdings
     10.750%, 10/01/09                                        750          652
   Echostar DBS
     Callable 01/15/06 @ 104.563
     9.125%, 01/15/09                                         324          356
   Echostar DBS
     Callable 10/01/04 @ 105.188
     10.375%, 10/01/07                                        600          643
   Insight Midwest LP (K)
     Callable 10/01/04 @ 104.875
     9.750%, 10/01/09                                       1,000        1,053
   Mediacom LLC (K)
     Callable 01/15/06 @ 104.75
     9.500%, 01/15/13                                       1,250        1,206
   Mediacom LLC, Ser B (K)
     Callable 04/15/05 @ 101.417
     8.500%, 04/15/08                                         250          252
                                                                      --------
                                                                         4,948
                                                                      --------
CHEMICALS (2.5%)
   Acetex
     10.875%, 08/01/09                                        500          545
   Compass Minerals Group
     Callable 08/15/06 @ 105
     10.000%, 08/15/11                                        500          555
   Equistar Chemical
     Callable 05/01/07 @ 105.313
     10.625%, 05/01/11                                      1,000        1,097
   Huntsman (B)
     Callable 10/15/07 @ 105.81
     11.625%, 10/15/10                                        500          539
   IMC Global, Ser B
     Callable 06/01/06 @ 105.62
     11.250%, 06/01/11                                        500          577
   IMC Global, Ser B
     Callable 06/01/06 @ 105.63
     11.250%, 06/01/11                                        500          577
   OM Group
     Callable 12/15/06 @ 104.625
     9.250%, 12/15/11                                         500          503

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Vale Overseas
     8.250%, 01/17/34                                     $   500     $    429
   Westlake Chemical
     Callable 07/15/07 @ 104.38
     8.750%, 07/15/11                                         500          540
                                                                      --------
                                                                         5,362
                                                                      --------
COMPUTER SOFTWARE (0.2%)
   Activant Solutions
     Callable 06/15/07 @ 105.25
     10.500%, 06/15/11                                        500          525
                                                                      --------
ENERGY (2.1%)
   Chesapeake Energy
     9.000%, 08/15/12                                       1,000        1,120
   Denbury Resources
     Callable 04/01/08 @ 103.75
     7.500%, 04/01/13                                         500          500
   Energy Partners
     8.750%, 08/01/10                                         750          769
   Peabody Energy, Ser B
     Callable 03/15/08 @ 103.44
     6.875%, 03/15/13                                       1,000        1,007
   Premcor Refining Group (K)
     Callable 02/01/08 @ 103.88
     7.750%, 02/01/12                                         500          511
   Swift Energy
     Callable 05/01/07 @ 104.688
     9.375%, 05/01/12                                         500          538
   Westport Resources
     8.250%, 11/01/11                                         250          278
                                                                      --------
                                                                         4,723
                                                                      --------
ENTERTAINMENT (3.1%)
   Bally Total Fitness Holding
     Callable 07/15/07 @ 105.25
     10.500%, 07/15/11                                        500          447
   Boyd Gaming (B)
     Callable 12/15/07 @ 103.875
     7.750%, 12/15/12                                         500          499
   Kerzner International
     Callable 08/15/06 @ 104.438
     8.875%, 08/15/11                                       1,000        1,055
   Mandalay Resort Group
     10.250%, 08/01/07                                      1,000        1,120
   Resort International Hotel &
     Casino (K)
     Callable 03/15/07 @ 106
     11.500%, 03/15/09                                        500          555
   Royal Caribbean Cruises
     8.750%, 02/02/11                                       1,000        1,102


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Six Flags
     Callable 02/01/06 @ 104.44
     8.875%, 02/01/10                                     $ 1,000     $    983
   Venetian Casino
     Callable 06/15/06 @ 105.5
     11.000%, 06/15/10                                      1,000        1,149
                                                                      --------
                                                                         6,910
                                                                      --------
FINANCE (1.9%)
   Capital One Bank
     6.500%, 06/13/13                                       1,500        1,530
   Nalco Finance Holdings (A) (B) (K)
     Callable 02/01/12 @ 100
     9.000%, 02/01/14                                       2,000        1,320
   WMC Finance (B)
     11.750%, 12/15/08                                      1,000        1,250
                                                                      --------
                                                                         4,100
                                                                      --------
FOOD, BEVERAGE & TOBACCO (0.9%)
   Burns Philp Capital Property (B)
     Callable 07/15/07 @ 104.875
     9.750%, 07/15/12                                       1,000        1,030
   Land O Lakes, Ser B (K)
     Callable 11/15/06 @ 104.38
     8.750%, 11/15/11                                       1,000          930
                                                                      --------
                                                                         1,960
                                                                      --------
HOTELS & LODGING (0.2%)
   Host Marriott, Ser B,
     Callable 08/01/04 @ 102.657
     7.875%, 08/01/08                                         532          545
                                                                      --------
INDUSTRIAL (2.4%)
   Case New Holland (B)
     Callable 08/01/07 @ 104.625
     9.250%, 08/01/11                                         500          525
   Constar (K)
     Callable 12/01/07 @ 105.5
     11.000%, 12/01/12                                        500          440
   Foamex LP
     Callable 04/01/06 @ 105.375
     10.750%, 04/01/09                                        500          477
   Gerdau Ameristeel (K)
     Callable 07/15/07 @ 105.375
     10.375%, 07/15/11                                      1,000        1,100
   NMGH Holding
     Callable 05/15/06 @ 105
     10.000%, 05/15/09                                        500          548
   Sanmina-SCI
     Callable 01/15/07 @ 105.188
     10.375%, 01/15/10                                        500          573

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


STRATEGIC INCOME FUND -- CONTINUED
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Trimas
     Callable 06/15/07 @ 104.938
     9.875%, 06/15/12                                     $ 1,000     $  1,075
   United States Steel
     Callable 05/15/07 @ 104.88
     9.750%, 05/15/10                                         420          463
                                                                      --------
                                                                         5,201
                                                                      --------
MEDICAL & MEDICAL PRODUCTS (2.1%)
   Ameripath
     Callable 04/01/08 @ 105.25
     10.500%, 04/01/13                                      1,000        1,005
   Apogent Technology (B)
     Callable 05/15/08 @ 103.25
     6.500%, 05/15/13                                         500          505
   Fisher Scientific International
     Callable 05/01/07 @ 104.06
     8.125%, 05/01/12                                         435          460
   Healthsouth (K)
     Callable 10/01/04 @ 105.375
     10.750%, 10/01/08                                        750          722
   Pacificare Health Systems
     Callable 06/01/06 @ 105.375
     10.750%, 06/01/09                                        649          740
   United Surgical Partners
     Callable 12/15/06 @ 105
     10.000%, 12/15/11                                      1,000        1,122
                                                                      --------
                                                                         4,554
                                                                      --------
PRINTING & PUBLISHING (1.2%)
   Dex Media East LLC
     Callable 11/15/07 @ 106.063
     12.125%, 11/15/12                                      1,000        1,160
   Primedia (B)
     Callable 05/15/08 @ 104
     8.000%, 05/15/13                                       1,000          940
   Von Hoffman Press
     10.250%, 03/15/09                                        500          496
                                                                      --------
                                                                         2,596
                                                                      --------
REAL ESTATE INVESTMENT TRUSTS (1.9%)
   Crescent Real Estate
     Callable 04/15/06 @ 104.625
     9.250%, 04/15/09                                         750          795
   IStar Financial
     7.000%, 03/15/08                                         750          779
   MeriStar Hospitality Operating
     Partnership LP
     Callable 12/15/05 @ 105.25
     10.500%, 06/15/09                                      1,000        1,060
   Senior Housing Properties Trust
     Callable 04/15/08 @ 103.938
     7.875%, 04/15/15                                         500          514


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Ventas Realty LP
     9.000%, 05/01/12                                     $ 1,000     $  1,095
                                                                      --------
                                                                         4,243
                                                                      --------
RETAIL (2.3%)
   Asbury Automotive Group
     Callable 06/15/07 @ 104.5
     9.000%, 06/15/12                                       1,000          990
   Great Atlantic & Pacific Tea
     Callable 12/15/06 @ 104.563
     9.125%, 12/15/11                                       1,000          835
   Hollywood Entertainment
     Callable 03/15/07 @ 104.813
     9.625%, 03/15/11                                       1,000        1,130
   Ingles Markets
     Callable 12/01/06 @ 104.438
     8.875%, 12/01/11                                         500          515
   Office Depot
     10.000%, 07/15/08                                        500          578
   Roundy's, Ser B (B)
     Callable 06/15/07 @ 104.438
     8.875%, 06/15/12                                       1,000        1,065
                                                                      --------
                                                                         5,113
                                                                      --------
SERVICE INDUSTRIES (2.4%)
   Allied Waste, Ser B (B)
     9.250%, 09/01/12                                         500          554
   Coinmach
     Callable 02/01/06 @ 104.5
     9.000%, 02/01/10                                         500          530
   IESI
     Callable 06/15/07 @ 105.125
     10.250%, 06/15/12                                        500          540
   IPC Acquistion
     Callable 12/15/05 @ 105.75
     11.500%, 12/15/09                                        200          213
   Iron Mountain
     Callable 01/15/08 @ 103.88
     7.750%, 01/15/15                                         500          496
   Iron Mountain
     Callable 07/01/08 @ 103.31
     6.625%, 01/01/16                                         500          455
   Service International
     7.700%, 04/15/09                                         500          510
   Shaw Group (K)
     Callable 03/15/07 @ 105.375
     10.750%, 03/15/10                                      1,000          978
   United Rentals
     7.750%, 11/15/13                                       1,000          940
                                                                      --------
                                                                         5,216
                                                                      --------
58

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                          (000)     VALUE (000)
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATIONS (3.8%)
   Axtel (B)
     11.000%, 12/15/13                                    $ 1,000     $    947
   Crown Castle International (K)
     Callable 08/01/05 @ 105.375
     10.750%, 08/01/11                                      1,000        1,115
   Embratel (B)
     11.000%, 12/15/08                                      1,000        1,033
   MCI
     7.735%, 05/01/14                                          49           45
     6.688%, 05/01/09                                          58           54
     5.908%, 05/01/07                                          58           56
   Nextel Communications
     Callable 08/01/08 @ 103.688
     7.375%, 08/01/15                                       1,000        1,008
   PanAmSat
     Callable 02/01/07 @ 104.25
     8.500%, 02/01/12                                       1,000        1,120
   Qwest Services (B)
     Callable 12/15/05 @ 106.5
     13.000%, 12/15/07                                      1,000        1,138
   Rogers Wireless (B)
     6.375%, 03/01/14                                       1,500        1,406
   TSI Telecommunications
     Services, Ser B
     Callable 02/01/06 @ 106.375
     12.750%, 02/01/09                                        500          536
                                                                      --------
                                                                         8,458
                                                                      --------
TRANSPORTATION (1.5%)
   Delta Air Lines (B)
     10.000%, 08/15/08                                      1,000          515
   El Paso Energy Partners, Ser B
     Callable 12/01/06 @ 104.25
     8.500%, 06/01/11                                         669          729
   Laidlaw, Ser B
     11.500%, 04/15/07                                      1,000          942
   Seabulk International
     Callable 08/15/08 @ 104.75
     9.500%, 08/15/13                                       1,000        1,026
                                                                      --------
                                                                         3,212
                                                                      --------
UTILITIES (0.9%)
   Calpine (K)
     8.500%, 02/15/11                                         500          290
   Mission Energy Holdings
     13.500%, 07/15/08                                      1,000        1,090
   PSEG Energy Holdings
     7.750%, 04/16/07                                         500          520
                                                                      --------
                                                                         1,900
                                                                      --------
Total Corporate Obligations
     (Cost $81,990)                                                     84,246
                                                                      --------


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                         (000) (E)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (29.4%)
   FNMA
     5.936%, 11/01/11                                     $   973     $  1,030
     5.500%, 12/01/32 to 02/01/34                          26,923       26,701
     4.500%, 06/01/18 to 10/01/18                           6,514        6,375
   FNMA, 15 year
     5.000%, 06/01/18                                       1,843        1,845
   FNMA, 30 year
     5.000%, 06/01/33 to 08/01/33                          19,851       19,112
   GNMA
     6.000%, 02/15/33                                       5,000        5,098
     5.500%, 11/15/33                                       4,475        4,456
                                                                      --------
Total U.S. Government Agency Mortgage-Backed
     Obligations (Cost $66,350)                                         64,617
                                                                      --------
FOREIGN GOVERNMENT DEBT SECURITIES (20.5%)
AUSTRALIA (2.4%)
   Australian Government (AUD)
     8.750%, 08/15/08                                       2,000        1,597
     6.500%, 05/15/13                                       2,500        1,864
     5.750%, 06/15/11                                       2,600        1,852
                                                                      --------
                                                                         5,313
                                                                      --------
BELGIUM (0.6%)
   Kingdom of Belgium (EUR)
     4.250%, 09/28/13                                       1,000        1,215
                                                                      --------
BRAZIL (2.2%)
   Federal Republic of Brazil
     11.000%, 01/11/12                                      2,000        1,955
     10.250%, 06/17/13                                      3,000        2,812
                                                                      --------
                                                                         4,767
                                                                      --------
CANADA (2.7%)
   Canadian Government (CAD)
     5.250%, 06/01/12                                       4,000        3,043
     4.500%, 09/01/07                                       2,000        1,505
     4.250%, 09/01/08                                       2,000        1,482
                                                                      --------
                                                                         6,030
                                                                      --------
COLOMBIA (0.7%)
   Republic of Columbia (COP)
     8.125%, 05/21/24                                       2,000        1,555
                                                                      --------
GERMANY (1.7%)
   Deutschland Republic (EUR)
     4.500%, 01/04/13                                       3,000        3,744
                                                                      --------
IRELAND (1.0%)
   Depfa ACS Bank (EUR)
     3.875%, 07/15/13                                       2,000        2,345
                                                                      --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


STRATEGIC INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                       FACE AMOUNT
                                                        (000) (E)   VALUE (000)
--------------------------------------------------------------------------------
ITALY (1.5%)
   Italy Buoni Poliennali del
     Tesoro (EUR)
     4.250%, 08/01/13                                       2,700     $  3,267
                                                                      --------
NEW ZEALAND (0.6%)
   New Zealand Government (NZD)
     6.500%, 04/15/13                                       2,000        1,282
                                                                      --------
SPAIN (1.7%)
   Government of Spain (EUR)
     6.000%, 01/31/08                                       1,000        1,339
     4.200%, 07/30/13                                       2,000        2,426
                                                                      --------
                                                                         3,765
                                                                      --------
SWEDEN (2.0%)
   Kingdom of Sweden (SEK)
     5.000%, 01/28/09                                      32,000        4,485
                                                                      --------
UNITED KINGDOM (3.4%)
   United Kingdom (GBP)
     7.500%, 12/07/06                                       1,000        1,938
     5.000%, 03/07/08                                       1,000        1,825
     5.000%, 03/07/12                                       2,000        3,627
                                                                      --------
                                                                         7,390
                                                                      --------
Total Foreign Government Debt Securities
     (Cost $44,180)                                                     45,158
                                                                      --------
U.S. TREASURY OBLIGATIONS (8.9%)
   U.S. Treasury Bond
     5.375%, 02/15/31                                     $ 7,010        7,036
   U.S. Treasury Notes
     4.750%, 05/15/14                                       3,000        3,023
     4.000%, 02/15/14                                      10,000        9,506
                                                                      --------
Total U.S. Treasury Obligations
     (Cost $19,753)                                                     19,565
                                                                      --------
ASSET-BACKED OBLIGATIONS (1.3%)
   Greenwich Capital Commercial
     Finance, Ser 2003-C2, Cl H
     5.810%, 01/05/36                                       2,000        1,931
   Long Beach Asset Holdings,
     Ser 2003-4, Cl N1
     6.535%, 08/25/33                                         391          394
   Saxon Net Interest Margin Trust,
     Ser 2003-A, Cl A
     6.656%, 08/26/33                                         575          575
                                                                      --------
Total Asset-Backed Obligations
     (Cost $2,970)                                                       2,900
                                                                      --------

--------------------------------------------------------------------------------
                                                       FACE AMOUNT
                                                      (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION (0.4%)
   FNMA
     3.250%, 01/15/08                                     $ 1,000     $    984
                                                                      --------
Total U.S. Government Agency Obligation
     (Cost $978)                                                           984
                                                                      --------
UNIT INVESTMENT TRUST (0.3%)
   HMP Equity Holdings (B) (D) (K)
     13.900%, 05/15/08                                      1,000          755
                                                                      --------
Total Unit Investment Trust
     (Cost $588)                                                           755
                                                                      --------
COMMON STOCK (0.2%)
TELEPHONE & TELECOMMUNICATIONS (0.2%)
   MCI                                                         22          319
                                                                      --------
Total Common Stock
     (Cost $585)                                                           319
                                                                      --------
ESCROW BOND (0.0%)
   Intermedia Communication
     Escrow (N)                                               750           --
                                                                      --------
Total Escrow Bond
     (Cost $0)                                                              --
                                                                      --------
CASH EQUIVALENT (5.1%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)                            11,131,601       11,132
                                                                      --------
Total Cash Equivalent
     (Cost $11,132)                                                     11,132
                                                                      --------
Total Investments (104.4%)
   (Cost $228,526)                                                     229,676
                                                                      --------
OTHER ASSETS AND LIABILITIES (-4.4%)
Payable upon Return of Securities Loaned                               (11,132)
Investment Advisory Fees Payable                                          (139)
Distribution Fees Payable                                                  (52)
Custodian Fees Payable                                                     (16)
Administration Fees Payable                                                (13)
Transfer Agent Shareholder
   Servicing Fees Payable                                                   (1)
Payable to Adviser                                                          (1)
Receivable from Affiliated Funds                                             1
Other Assets and Liabilities, Net                                        1,644
                                                                      --------
Total Other Assets and Liabilities                                      (9,709)
                                                                      --------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
    (unlimited authorization -- no par value)
    based on 10,051,103 outstanding shares
    of beneficial interest                                            $ 99,196
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 425,739 outstanding shares
   of beneficial interest                                                4,279
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 11,944,535 outstanding shares
   of beneficial interest                                              116,691
Distributions in excess of net investment income                        (1,028)
Accumulated net realized loss on investments                              (321)
Net unrealized appreciation on investments                               1,150
                                                                      --------
Total Net Assets (100.0%)                                             $219,967
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($98,570,389 / 10,051,103 shares)                                     $9.81
                                                                      ========
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($4,181,432 / 425,739 shares)                                         $9.82
                                                                      ========
Maximum Offering Price Per Share --
   A Shares ($9.82 / 96.25%)                                            $10.20
                                                                      ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($117,215,500 / 11,944,535 shares)                                    $9.81
                                                                      ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                          (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS (71.9%)
   FHLMC
     7.000%, 06/01/17                                     $   435     $    460
     6.500%, 03/01/12 to 09/01/16                           1,518        1,605
     5.500%, 04/01/17 to 02/01/24                          14,688       14,851
     5.000%, 05/01/33 to 10/01/33                          10,509       10,111
     4.500%, 06/01/13 to 10/01/18                          17,755       17,739
     4.000%, 12/01/13                                       5,663        5,548
   FHLMC (C)
     5.212%, 04/01/33                                       3,620        3,622
   FHLMC REMIC, Ser 1623, Cl PG
     3.000%, 07/15/21                                         513          513
   FNMA
     7.000%, 12/01/31 to 06/01/32                           4,996        5,255
     6.500%, 06/01/13 to 07/01/32                           6,106        6,337
     6.290%, 08/01/18                                       1,267        1,315
     6.000%, 11/01/07 to 04/01/34                          54,863       55,934
     5.936%, 11/01/11                                       3,894        4,118
     5.500%, 09/01/17 to 11/01/18                          15,000       15,328
     5.000%, 09/01/33                                       1,924        1,853
     4.000%, 11/01/13                                       9,192        9,010
   FNMA (C)
     5.331%, 03/01/33                                      10,968       11,018
     4.750%, 05/01/34                                      10,001        9,782
     4.717%, 05/01/34                                       9,390        9,394
     4.171%, 08/01/33                                      14,668       14,780
     4.133%, 05/01/33                                       8,031        7,968
     3.998%, 11/01/33                                       4,659        4,602
   FNMA REMIC, Ser 143, Cl J
     8.750%, 12/25/20                                           9           10
   FNMA, Ser 2002-M2, Cl C
     4.717%, 08/25/12                                       5,000        4,867
   GNMA
     7.500%, 10/20/09                                           5            6
     6.500%, 05/20/28                                         267          277
     6.250%, 10/15/28                                         413          427
     6.000%, 07/15/13 to 03/15/33                           6,410        6,558
     5.500%, 12/15/32                                       3,479        3,465
   GNMA 3/1 Hybrid ARM
     3.750%, 01/20/34                                       4,941        4,982
   GNMA, Ser 2002-9, Cl B
     5.881%, 03/16/24                                       3,000        3,161
                                                                      --------
Total U.S. Government Agency Mortgage-Backed
     Obligations (Cost $236,737)                                       234,896
                                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (11.2%)
   FHLB
     5.890%, 06/30/08                                       4,000        4,295
   FHLMC
     4.875%, 11/15/13                                       5,000        4,883
     4.250%, 05/22/13                                       2,000        1,833
     3.000%, 10/27/06                                       4,000        3,998


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)    VALUE (000)
--------------------------------------------------------------------------------
   FNMA
     4.625%, 10/15/13                                     $ 5,000     $  4,791
     3.875%, 11/17/08                                      10,000        9,837
     2.500%, 06/15/06                                       5,000        4,958
   FNMA (C)
     2.833%, 02/17/09                                       2,000        1,985
                                                                      --------
Total U.S. Government Agency Obligations
     (Cost $37,550)                                                     36,580
                                                                      --------
U.S. TREASURY OBLIGATIONS (5.1%)
   U.S. Treasury Bond (K)
     5.375%, 02/15/31                                       4,900        4,918
   U.S. Treasury Note
     4.000%, 11/15/12                                       2,000        1,929
   U.S. Treasury Notes (K)
     4.250%, 11/15/13                                       7,000        6,785
     2.000%, 05/15/06                                       3,000        2,970
                                                                      --------
Total U.S. Treasury Obligations
     (Cost $16,953)                                                     16,602
                                                                      --------
ASSET-BACKED OBLIGATIONS (2.4%)
   CitiFinancial Mortgage Securities,
     Ser 2003-4, Cl AF3
     3.221%, 10/25/33                                       2,000        1,976
   JP Morgan Mortgage Trust,
     Ser 2003-A2, Cl 2A2
     4.723%, 11/25/33                                       5,000        4,898
   MBNA Credit Card Master Note
     Trust, Ser 2003-A7, Cl A7
     2.650%, 11/15/10                                       1,000          952
                                                                      --------
Total Asset-Backed Obligations
     (Cost $7,958)                                                       7,826
                                                                      --------
CORPORATE OBLIGATIONS (1.1%)
AUTOMOTIVE (0.6%)
   DaimlerChrysler Holdings
     4.750%, 01/15/08                                       2,000        2,006
                                                                      --------
FINANCE (0.5%)
   SLM, MTN
     3.625%, 03/17/08                                       1,500        1,486
                                                                      --------
Total Corporate Obligations
     (Cost $3,545)                                                       3,492
                                                                      --------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                       SHARES/FACE
                                                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND (3.0%)
   iShares GS InvesTop Corporate
     Bond Fund                                             92,000     $  9,936
                                                                      --------
Total Exchange Traded Fund
     (Cost $10,085)                                                      9,936
                                                                      --------
CASH EQUIVALENTS (2.2%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)                             7,064,750        7,065
   SEI Daily Income Trust,
      Government II Fund                                    4,665            5
                                                                      --------
Total Cash Equivalents
     (Cost $7,070)                                                       7,070
                                                                      --------
REPURCHASE AGREEMENT (5.2%)
   Merrill Lynch,
     1.020%, dated 05/28/04,
     to be repurchased on
     06/01/04, repurchase price
     $17,073,275 (collateralized by
     U.S. Government obligations;
     total market value
     $17,413,577) (G)                                     $17,071       17,071
                                                                      --------
Total Repurchase Agreement
     (Cost $17,071)                                                     17,071
                                                                      --------
Total Investments (102.1%)
   (Cost $336,969)                                                     333,473
                                                                      --------
OTHER ASSETS AND LIABILITIES (-2.1%)
Payable upon Return of Securities Loaned                                (7,065)
Investment Advisory Fees Payable                                          (198)
Administration Fees Payable                                                (19)
Distribution Fees Payable                                                  (13)
Custodian Fees Payable                                                      (2)
Transfer Agent Shareholder
   Servicing Fees Payable                                                   (1)
Payable to Adviser                                                          (1)
Receivable from Affiliated Funds                                             1
Other Assets and Liabilities, Net                                          299
                                                                      --------
Total Other Assets and Liabilities                                      (6,999)
                                                                      --------


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
(unlimited authorization -- no par value)
   based on 28,891,219 outstanding shares
   of beneficial interest                                             $304,469
Paid in Capital -- A Shares
(unlimited authorization -- no par value)
   based on 819,826 outstanding shares
   of beneficial interest                                                8,629
Paid in Capital -- L Shares
(unlimited authorization -- no par value)
   based on 1,835,323 outstanding shares
   of beneficial interest                                               19,751
Undistributed net investment income                                          1
Accumulated net realized loss on investments                            (2,880)
Net unrealized depreciation on investments                              (3,496)
                                                                      --------
Total Net Assets (100.0%)                                             $326,474
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($298,996,729 / 28,891,219 shares)                                   $10.35
                                                                      ========
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($8,484,263 / 819,826 shares)                                        $10.35
                                                                      ========
Maximum Offering Price Per Share --
   A Shares ($10.35 / 96.25%)                                           $10.75
                                                                      ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($18,992,588 / 1,835,323 shares)                                     $10.35
                                                                      ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.4%)
VIRGINIA (98.4%)
   Albemarle County, Industrial
     Development Authority,
     Residential Care Facilities,
     Ser A, RB
     Callable 01/01/05 @ 101
     5.000%, 01/01/07                                      $1,500     $  1,521
   Arlington County, Industrial
     Development Authority,
     Alexandria/Arlington Waste
     Project, Ser A, RB, FSA
     5.250%, 01/01/05                                       4,000        4,092
   Arlington County, Industrial
     Development Authority,
     Alexandria/Arlington Waste
     Project, Ser B, RB, AMT, FSA
     Callable 07/01/08 @ 101
     5.375%, 01/01/11                                       2,785        2,963
   Arlington County, Industrial
     Development Authority,
     Arlington Health Systems, RB
     5.500%, 07/01/06                                       2,000        2,129
     5.500%, 07/01/11                                       2,000        2,186
   Arlington County, Industrial
     Development Authority,
     Arlington Health Systems, RB
     Callable 07/01/11 @ 101
     5.500%, 07/01/17                                       2,225        2,336
   Bristol, GO, FSA, ETM
     Callable 11/01/12 @ 102
     5.500%, 11/01/16                                       1,190        1,321
   Bristol, Public Improvement
     Project, GO, FSA
     Callable 11/01/12 @ 102
     5.250%, 11/01/14                                       1,250        1,377
   Bristol, Utility Systems,
     RB, FSA, ETM
     Callable 07/15/11 @ 102
     5.750%, 07/15/14                                       1,055        1,208
   Chesapeake Bay, Bridge & Tunnel
     Commission, General
     Resolution, RB, FGIC
     5.000%, 07/01/09                                       1,000        1,082
   Chesapeake, GO
     5.400%, 12/01/08                                       2,500        2,752
   Chesapeake, Public Improvement
     Project, GO
     5.500%, 12/01/10                                       2,500        2,795
   Chesapeake, Water & Sewer
     Project, GO
     Callable 12/01/14 @ 101
     5.000%, 12/01/19                                       2,465        2,561
     5.000%, 12/01/20                                       2,500        2,580


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Danville, GO, FSA
     5.000%, 08/01/12                                      $1,000     $  1,087
   Fairfax County, Industrial
     Development Authority, Inova
     Health System Project, RB
     Callable 08/15/06 @ 102
     5.300%, 08/15/07                                       1,500        1,610
   Fairfax County, Refunding &
     Public Improvement Project,
     Ser A, GO
     Callable 04/01/14 @ 100
     5.000%, 04/01/16                                       2,000        2,131
   Fairfax County, Water
     Authority, RB
     Callable 04/01/07 @ 102
     6.000%, 04/01/22                                       5,560        6,047
   Fairfax County, Water
     Authority, RB
     Callable 04/01/12 @ 100
     5.500%, 04/01/14                                       2,000        2,209
   Greater Richmond, Convention
     Center Authority, RB
     5.250%, 06/15/05                                         460          477
   Greater Richmond, Convention
     Center Authority, RB
     Callable 06/15/10 @ 101
     6.000%, 06/15/11                                       1,170        1,315
     6.000%, 06/15/13                                       3,185        3,523
   Hampton, Public Improvement
     Project, GO
     Callable 01/15/08 @ 102
     5.000%, 01/15/10                                       1,200        1,286
   Hampton, Public Improvement
     Project, Ser A, GO
     Callable 07/15/12 @ 101
     5.500%, 07/15/18                                       1,275        1,380
   Hanover County, Industrial
     Development Authority,
     Memorial Regional Medical
     Center Project, RB, MBIA
     6.375%, 08/15/18                                       6,000        7,073
   Harrisonburg, Industrial
     Development Authority,
     Rockingham Memorial Hospital
     Project, RB, MBIA
     Callable 01/05/04 @ 101
     5.750%, 12/01/13                                       3,000        3,039
   Henrico County, Economic
     Development Authority,
     Residential Care Facility
     Westminister Centerbury
     Project, Ser B, RB (LOC: KBC
     Bank N.V.) (C)
     1.070%, 07/01/08                                       2,750        2,750

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Henrico County, Economic
     Development Authority,
     United Methodist Homes
     Project, Ser A, RB
     5.000%, 06/01/10                                      $1,000     $  1,009
     4.250%, 06/01/07                                         525          520
     3.750%, 06/01/06                                         255          254
   Henrico County, Economic
     Development Authority,
     United Methodist Homes
     Project, Ser A, RB
     Callable 06/01/12 @ 100
     6.500%, 06/01/22                                       1,000        1,010
   Henrico County, Industrial
     Development Authority,
     Governmental Projects, RB
     Callable 06/01/06 @ 102
     5.150%, 06/01/07                                       2,500        2,676
   Henrico County, Industrial
     Development Authority, Solid
     Waste Facility, Browning Ferris
     Project, RB, AMT
     5.300%, 12/01/05                                       1,000          984
   Henrico County, Refunding &
     Public Improvement Projects, GO
     5.000%, 01/15/08                                       2,220        2,393
   Henry County, Public Service
     Authority, RB, FSA
     5.000%, 11/15/08                                       1,990        2,152
   Isle of Wight County, GO, MBIA
     5.000%, 02/01/12                                       1,000        1,093
   James City County, Industrial
     Development Authority,
     Residential Care Facility,
     Ser B, RB
     Callable 09/01/04 @ 101
     5.375%, 03/01/26                                       1,900        1,914
   Loudoun County, Public
     Improvement Project,
     Ser A, GO, MBIA
     5.000%, 11/01/06                                       2,500        2,668
   Lynchburg, Industrial
     Development Authority,
     Centra Health, Health Care
     Facility, RB
     5.000%, 01/01/08                                       1,180        1,250
   Lynchburg, Industrial
     Development Authority,
     Residential Care Facility, The
     Summit Project, Ser A, RB
     Callable 01/01/05 @ 101
     4.750%, 01/01/06                                       1,850        1,861
   Lynchburg, Ser B, GO
     5.000%, 02/01/10                                       1,940        2,108


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
  Metropolitan Washington, Airports
     Authority, Ser B, RB, MBIA, AMT
     Callable 10/01/08 @ 101
     4.750%, 10/01/11                                      $1,625     $  1,675
   Montgomery County, Industrial
     Development Authority, RB,
     AMBAC
     Callable 01/15/12 @ 101
     5.500%, 01/15/18                                       1,865        2,009
   Newport News, GO
     Callable 03/01/08 @ 102
     5.000%, 03/01/10                                       3,210        3,460
   Newport News, General
     Improvement & Water
     Projects, Ser B, GO
     5.250%, 07/01/15                                       3,000        3,285
    Newport News, Industrial
     Development Authority,
     Advanced Shipbuilding
     Carrier Project, RB
     5.500%, 09/01/09                                       2,500        2,763
   Newport News, Water & General
     Improvement Projects, Ser B, GO
     Callable 01/15/14 @ 101
     5.000%, 01/15/17                                       2,000        2,103
   Newport News, Water Project,
     Ser C, GO
     Callable 05/01/14 @ 101
     5.000%, 05/01/19                                       2,000        2,075
   Norfolk, Industrial Development
     Authority, Children's Hospital
     Project, RB, AMBAC
     6.900%, 06/01/06                                       1,000        1,091
   Norfolk, Redevelopment &
     Housing Authority, Educational
     Facility - Tidewater Community
     College, RB
     5.000%, 11/01/13                                       1,135        1,225
   Peninsula Ports Authority, Virginia
     Baptist Homes Project, Ser A, RB
     Callable 12/01/13 @ 100
     7.375%, 12/01/23                                       1,500        1,589
   Richmond, GO, FSA
     5.500%, 01/15/11                                       1,000        1,119
     5.250%, 01/15/09                                       1,470        1,606
   Richmond, GO, FSA
     Callable 01/15/11 @ 101
     5.500%, 01/15/12                                       2,500        2,782
     5.500%, 01/15/18                                       2,755        2,956
   Roanoke County, Industrial
     Development Authority,
     Glebe Inc. Project, Ser A, RB
     Callable 07/01/07 @ 101
     4.400%, 07/01/08                                       1,000          996

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser A, RB, MBIA
     5.250%, 07/01/11                                      $1,500     $  1,640
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser A, RB, MBIA
     Callable 07/01/12 @ 100
     5.750%, 07/01/13                                       2,000        2,233
     5.750%, 07/01/14                                       2,000        2,214
     5.500%, 07/01/18                                       2,000        2,127
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser C, RB (C)
     Callable 07/01/04 @ 100
     1.020%, 07/01/27                                       6,400        6,400
   Roanoke, Ser B, GO, AMT, FGIC
     5.000%, 10/01/11                                       1,000        1,071
   Southwest Virginia, Regional Jail
     Authority, RB, GAN
     Callable 09/01/05 @ 100
     3.000%, 09/01/06                                       1,750        1,768
   Southwest Virginia, Regional Jail
     Authority, RB, MBIA
     Callable 09/01/13 @ 100
     5.125%, 09/01/14                                       1,145        1,232
     5.125%, 09/01/15                                       1,465        1,560
   Stafford County, Water & Sewer,
     RB, FSA
     5.000%, 06/01/12                                       2,275        2,469
   Upper Occoquan, Sewer Authority,
     RB, FSA
     Callable 01/01/14 @ 100
     5.000%, 07/01/18                                       2,265        2,358
   Virginia Beach, Development
     Authority, Public Facility Town
     Center Project Phase I, Ser A, RB
     Callable 08/01/12 @ 100
     5.375%, 08/01/16                                       1,650        1,779
   Virginia Beach, GO
     5.450%, 07/15/11                                       1,000        1,116
     5.250%, 03/01/07                                       2,500        2,686
   Virginia Commonwealth,
     Transportation Board, Federal
     Highway Reimbursement
     Project, RB
     5.500%, 10/01/05                                       2,500        2,626
   Virginia Commonwealth,
     Transportation Board, Northern
     Transportation District Project,
     Ser A, RB
     Callable 05/01/11 @ 100
     5.375%, 05/15/13                                       2,045        2,242


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Virginia State, College Building
     Authority, Public Higher
     Education, Ser A, RB
     5.500%, 09/01/09                                      $1,415     $  1,564
     5.000%, 09/01/11                                       1,510        1,646
   Virginia State, College Building
     Authority, Washington & Lee
     University, RB
     5.375%, 01/01/21                                       2,945        3,197
   Virginia State, Education Loan
     Authority, Guaranteed Student
     Loan Program, Ser B, RB,
     ETM, AMT
     5.550%, 09/01/10                                       1,800        1,901
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage
     Project, Ser A, RB, AMT
     2.000%, 07/01/06                                         750          747
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage
     Project, Ser I, Sub Ser I-1,
     RB, AMT
     3.750%, 07/01/05                                       1,000        1,017
   Virginia State, Housing
     Development Authority,
     Multi-Family Housing,
     Ser E, RB
     Callable 01/01/08 @ 102
     5.350%, 11/01/11                                       1,250        1,324
   Virginia State, Housing
     Development Authority,
     Multi-Family Housing,
     Ser I, RB, AMT
     Callable 01/01/09 @ 101
     4.875%, 11/01/12                                       1,950        2,012
   Virginia State, Housing
     Development Authority, Rental
     Housing, Ser H, RB, AMT
     Callable 11/01/09 @ 100
     5.625%, 11/01/18                                       3,500        3,616
   Virginia State, Housing
     Development Authority,
     Ser C, Sub-Ser C-1, RB
     Callable 01/01/08 @ 102
     5.100%, 07/01/14                                         635          657
   Virginia State, Housing
     Development Authority,
     Sub-Ser J-1, RB, MBIA
     Callable 07/01/11 @ 100
     4.875%, 07/01/13                                       2,500        2,546

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Virginia State, Polytechnic Institute
     & State University, Athletic
     Facility Systems Project, RB,
     AMBAC
     Callable 06/01/14 @ 101
     5.125%, 06/01/21                                      $1,095     $  1,144
   Virginia State, Polytechnic Institute
     & State University, Ser A, RB
     Prerefunded @ 102 (F)
     5.350%, 06/01/06                                       2,000        2,166
   Virginia State, Public Building
     Authority, Ser A, RB
     Prerefunded @ 101 (F)
     6.000%, 08/01/07                                       1,000        1,112
   Virginia State, Public School
     Authority, Ser B, GO
     Callable 08/01/10 @ 101
     5.000%, 08/01/13                                       2,910        3,111
   Virginia State, Public School
     Authority, Ser D, RB
     5.000%, 02/01/11                                       2,000        2,175
   Virginia State, Resources
     Authority, Pooled Financing
     Program, RB
     Callable 11/01/13 @ 100
     5.000%, 11/01/22                                       1,670        1,698
   Virginia State, Resources
     Authority, RB
     5.000%, 04/01/12                                       1,225        1,331
   Virginia State, Resources
     Authority, Ser D, RB
     Callable 05/01/10 @ 101
     5.000%, 05/01/13                                       1,485        1,582
   York County, GO
     5.000%, 07/15/09                                       1,545        1,672
                                                                      --------
                                                                       189,195
                                                                      --------
Total Municipal Bonds
     (Cost $186,246)                                                   189,195
                                                                      --------


--------------------------------------------------------------------------------

                                                         SHARES     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.8%)
   Federated Tax-Free
     Obligation Fund                                    1,457,979     $  1,458
                                                                      --------
Total Cash Equivalent
     (Cost $1,458)                                                       1,458
                                                                      --------
Total Investments (99.2%)
   (Cost $187,704)                                                     190,653
                                                                      --------
OTHER ASSETS AND LIABILITIES (0.8%)
Investment Advisory Fees Payable                                          (106)
Administration Fees Payable                                                (11)
Custody Fees Payable                                                        (1)
Transfer Agent Shareholder
   Servicing Fees Payable                                                   (1)
Payable to Adviser                                                          (1)
Receivable from Affiliated Funds                                             1
Receivable from Distributor                                                  1
Other Assets and Liabilities, Net                                        1,589
                                                                      --------
Total Other Assets and Liabilities                                       1,471
                                                                      --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 17,883,264 outstanding shares
   of beneficial interest                                              177,484
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 1,040,580 outstanding shares
   of beneficial interest                                               10,862
Undistributed net investment income                                         19
Accumulated net realized gain on investments                               810
Net unrealized appreciation on investments                               2,949
                                                                      --------
Total Net Assets (100.0%)                                             $192,124
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($181,558,390 / 17,883,264 shares)                                   $10.15
                                                                      ========
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($10,565,599 / 1,040,580 shares)                                     $10.15
                                                                      ========
Maximum Offering Price Per Share --
   A Shares ($10.15 / 96.25%)                                           $10.55
                                                                      ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (95.3%)
VIRGINIA (95.3%)
   Amherst County, Service
     Authority, RB
     Callable 12/15/10 @ 102
     6.000%, 12/15/20                                      $  500      $   520
     6.000%, 12/15/30                                       1,750        1,801
    Blacksburg, VPI Sanitation
     Authority, Sewer System
     Project, RB
     4.150%, 11/01/06                                         500          519
    Bristol, Utility System, RB, MBIA
     Callable 07/15/13 @ 100
     5.250%, 07/15/23                                       1,000        1,033
   Brunswick County, Industrial
     Development Authority,
     RB, MBIA
     Callable 07/01/06 @ 102
     5.700%, 07/01/10                                       1,000        1,086
   Capital Region Airport
     Commission, Ser A, RB, FSA
     5.000%, 07/01/10                                       1,000        1,080
   Chesterfield County, GO
     Prerefunded @ 100 (F)
     5.000%, 01/15/11                                       1,105        1,199
   Chesterfield County, Industrial
     Development Authority, Virginia
     State University Real Estate
     Project, Ser A, RB (LOC:
     Bank of America N.A.) (C)
     1.077%, 07/01/29                                       1,000        1,000
   Fairfax County, Refunding &
     Public Improvement Projects,
      Ser A, GO
     Callable 04/01/14 @ 100
     5.000%, 04/01/16                                       1,000        1,065
   Fairfax County, Sewer Revenue,
     RB, MBIA
     Callable 07/15/06 @ 102
     5.800%, 07/15/22                                       1,000        1,074
   Fredericksburg, Industrial
     Development Authority,
     Medicorp Health System
     Project, RB
     5.000%, 08/15/09                                       1,000        1,062
   Greater Richmond, Convention
     Center Authority, Convention
     Center Expansion Project, RB
     5.500%, 06/15/08                                         550          597


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Greater Richmond, Convention
     Center Authority, Convention
     Center Expansion Project, RB
     Callable 06/15/10 @ 101
     6.125%, 06/15/25                                      $1,200      $ 1,305
     5.900%, 06/15/16                                         850          920
   Hampton, Golf Course Project, RB
     6.000%, 12/01/12                                       1,076        1,117
   Hanover County, Industrial
     Development Authority,
     Bon Secours Health Systems
     Projects, RB, MBIA
     6.000%, 08/15/09                                       1,000        1,122
   Hanover County, Industrial
     Development Authority,
     Memorial Regional Medical
     Center Project, RB, MBIA
     6.375%, 08/15/18                                       1,000        1,179
   Henrico County, Economic
     Development Authority,
     Beth Sholom Assisted Living,
     Ser A, RB, GNMA
     Callable 07/20/09 @ 102
     5.900%, 07/20/29                                         500          527
     5.850%, 07/20/19                                         400          427
   Henry County, Public Service
     Authority, RB, FSA
     5.250%, 11/15/13                                       1,500        1,648
   Loudoun County, Public
     Improvement Project,
     Ser A, GO, MBIA
     5.000%, 11/01/06                                         500          534
   Loudoun County, Refunding &
     Public Improvement Projects,
     Ser A, GO
     Callable 05/01/12 @ 100
     5.250%, 05/01/18                                       1,535        1,632
   Lynchburg, Industrial
     Development Authority,
     Centra Health Project, RB
     Callable 01/01/08 @ 101
     5.250%, 01/01/11                                       1,430        1,507
   Metropolitan Washington,
     Airports Authority,
     Ser A, RB, MBIA, AMT
     Callable 10/01/11 @ 101
     5.500%, 10/01/27                                       1,000        1,017
   Middle River Regional Jail
     Authority, Virginia Jail
     Facility Project
     Callable 05/15/14 @ 101
     5.000%, 05/15/17                                       1,015        1,059

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Newport News, GO
     Callable 03/01/08 @ 102
     5.000%, 03/01/10                                      $1,000      $ 1,078
   Newport News, General
     Improvement Project,
     Ser A, GO, MBIA
     Callable 07/15/14 @ 101
     5.000%, 07/15/16                                       1,250        1,328
   Newport News, Redevelopment
     & Housing Authority,
     Ser A, RB, GNMA
     Callable 08/20/07 @ 102
     5.850%, 12/20/30                                         500          516
   Newport News, Refunding &
     Water Projects, Ser C
     Callable 05/01/14 @ 101
     5.000%, 05/01/20                                       1,000        1,030
   Peninsula Ports Authority, Virginia
     Baptist Homes Project, Ser A, RB
     Callable 12/01/13 @ 100
     7.375%, 12/01/23                                         500          530
   Pittsylvania County, Ser B,
     GO, MBIA
     Callable 03/01/11 @ 102
     5.625%, 03/01/15                                       1,000        1,106
   Richmond, GO, FSA
     5.500%, 01/15/11                                       1,000        1,119
   Richmond, GO, FSA
     Callable 01/15/11 @ 101
     5.500%, 01/15/15                                       1,290        1,405
     5.500%, 01/15/18                                       1,000        1,073
   Richmond, Industrial Development
     Authority, University Real Estate
     Foundation Project, RB
     Callable 01/01/11 @ 102
     5.450%, 01/01/21                                       1,000        1,023
   Riverside Regional Jail Authority,
     RB, MBIA
     Prerefunded @ 102 (F)
     5.875%, 07/01/05                                         910          971
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser A, RB, MBIA
     Callable 07/01/12 @ 100
     5.500%, 07/01/16                                       1,000        1,073
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser A, RB, MBIA
     Callable 07/01/12 @ 100
     5.500%, 07/01/21                                       1,000        1,053


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Virginia Beach Development
     Authority, General Hospital
     Project, RB, AMBAC
     6.000%, 02/15/09                                      $  500      $   558
   Transportation Board, Federal
     Highway Reimbursement
     Project, RB
     5.500%, 10/01/05                                       1,000        1,051
   Virginia Commonwealth,
     Transportation Board, Ser A, RB
     Callable 05/01/11 @ 100
     5.375%, 05/15/12                                       1,500        1,652
   Virginia State, College Building
     Authority, 21st Century College
     & Equipment Programs,
     Ser A, RB
     Callable 02/01/12 @ 100
     5.500%, 02/01/13                                       1,000        1,104
   Virginia State, College Building
     Authority, Public Higher
     Education, Ser A, RB
     5.500%, 09/01/09                                       1,000        1,105
   Virginia State, Polytechnic Institute
     & State University, Athletic
     Facility Systems Project,
     Ser D, RB, AMBAC
     Callable 06/01/14 @ 101
     5.125%, 06/01/21                                       1,000        1,044
   Virginia State, Public Building
     Authority, Ser A, RB
     Callable 08/01/10 @ 100
     5.750%, 08/01/16                                       1,000        1,095
   Virginia State, Public School
     Authority, School Equipment
     Financing, RB
     5.250%, 04/01/05                                       1,000        1,032
   Virginia State, Resources
     Authority, Pooled Financing
     Program, RB
     Callable 11/01/13 @ 100
     5.000%, 11/01/22                                       1,250        1,271
   Virginia State, Resources
     Authority, RB, MBIA
     Callable 05/01/11 @ 101
     5.800%, 05/01/30                                       1,500        1,617
                                                                       -------
                                                                        50,864
                                                                       -------
Total Municipal Bonds
     (Cost $49,866)                                                     50,864
                                                                       -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


VIRGINIA MUNICIPAL BOND FUND -- CONCLUDED
--------------------------------------------------------------------------------

                                                         SHARES     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (3.6%)
   Federated Tax-Free
     Obligation Fund                                    1,893,966      $ 1,894
                                                                       -------
Total Cash Equivalent
     (Cost $1,894)                                                       1,894
                                                                       -------
Total Investments (98.9%)
   (Cost $51,760)                                                       52,758
                                                                       -------
OTHER ASSETS AND LIABILITIES (1.1%)
Investment Advisory Fees Payable                                           (30)
Distribution Fees Payable                                                   (5)
Administration Fees Payable                                                 (3)
Other Assets and Liabilities, Net                                          623
                                                                       -------
Total Other Assets and Liabilities                                         585
                                                                       -------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 4,193,208 outstanding shares
   of beneficial interest                                               41,625
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 12,405 outstanding shares
   of beneficial interest                                                  128
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 933,250 outstanding shares
   of beneficial interest                                                9,826
Undistributed net investment income                                          1
Accumulated net realized gain on investments                               765
Net unrealized appreciation on investments                                 998
                                                                       -------
Total Net Assets (100.0%)                                              $53,343
                                                                       =======
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($43,491,500 / 4,193,208 shares)                                     $10.37
                                                                       =======
Net Asset Value and Redemption Price
   Per Share -- A Shares
   ($128,612 / 12,405 shares)                                           $10.37
                                                                       =======
Maximum Offering Price Per Share --
   A Shares ($10.37 / 96.25%)                                           $10.77
                                                                       =======
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($9,722,993 / 933,250 shares)                                        $10.42
                                                                       =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 71.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004



                   KEY TO ABBREVIATIONS AND FOOTNOTES USED IN
                          THE STATEMENTS OF NET ASSETS
                          AND SCHEDULE OF INVESTMENTS



ACA     American Capital Access

AMBAC   Security insured by the American Municipal Bond Assurance Corporation

AMT     Alternative Minimum Tax

ARM     Adjustable Rate Mortgage

Cl      Class

COP     Certificate of Participation

ETM     Escrowed to Maturity

FGIC    Security insured by the Financial Guaranty Insurance Company

FHA     Federal Housing Authority

FHLB    Federal Home Loan Bank

FHLMC   Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FSA     Security insured by Financial Security Assurance

GAN     Grant Appreciation Note

GNMA    Government National Mortgage Association

GO      General Obligation

LLC     Limited Liability Company

LOC     Letter of Credit

LP      Limited Partnership

MBIA    Security insured by the Municipal Bond Insurance Association

MTN     Medium Term Note

PLC     Public Limited Company

RB      Revenue Bond

REMIC   Real Estate Mortgage Investment Conduit

Ser     Series

*       Non-income producing security

(A)     Step Bond -- The rate shown is the effective yield at time of purchase.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(C) Variable rate security -- The rate shown is the rate in effect on May 31, 2004.

(D) Zero Coupon Security -- The rate shown is the effective yield at the time of purchase.

(E) Face amounts of foreign debt securities are shown in U.S. Dollars unless otherwise indicated.

(F)     Prerefunded Security -- The maturity date shown is the prerefunded date.

(G)     Tri-Party Repurchase Agreement


(H)     Security purchased on a when-issued basis.

(I) Security in default on interest and principal payments. Collectability of interest and principal may be in doubt due to the fact that the company is either in, or contemplating bankruptcy.

(J) Security in default on interest payments. Collectability of interest may be in doubt due to the fact that the company is either in, or contemplating bankruptcy.

(K) This security or a partial position of this security is on loan at May 31, 2004 (see note 8 in the Notes to the Financial Statements). The total value of securities on loan as of May 31, 2004 was $19,555,119 $59,161,466, $12,983,126, $10,677,377 and $6,864,652 for the High
        Income, Investment Grade Bond, Short-Term Bond, Strategic Income and U.S. Government Securities Funds, respectively.

(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of May 31, 2004 was $20,892,243, $61,627,250, $13,385,975, $11,131,601 and $7,064,750 for
        the High Income, Investment Grade Bond, Short-Term Bond, Strategic Income and U.S. Government Securities Funds, respectively.

(M)     Canadian-domiciled security traded on the Nasdaq Stock Market.

(N) Securities fair valued using methods determined in good faith according to procedures adopted by the Fair Valuation Committee of the Board of Trustees. The total value of the securities were 0.00% and 0.00% of total net assets for the High Income and Strategic Income Funds, respectively. (see Note 2 in Notes to Financial Statements).

(O) All or a portion of this security has been pledged as collateral for a when-issued security.

(P) Security is considered illiquid. The total value of the security was 0.00% of total net assets for the High Income Fund.

(1) L Shares have a contingent deferred sales charge. For a description of a possible sales charge, see Note 2 in the Notes to Financial Statements.

        Amounts designated as "--" are either $0 or have been rounded to $0.


        CURRENCY LEGEND
        (AUD)        Australian Dollar
        (CAD)        Canadian Dollar
        (COP)        Columbian Peso
        (EUR)        Euro Dollar
        (GBP)        British Pound
        (NZD)        New Zealand Dollar
        (SEK)        Swedish Krona

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
STATEMENT OF ASSETS & LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004

                                                                               INVESTMENT
                                                                                 GRADE
                                                                               TAX-EXEMPT
                                                                               BOND FUND
                                                                            ---------------
Assets:
   Investments at Market Value (Cost $264,699) .............................    $266,336
   Receivable for Investment Securities Sold ...............................      19,675
   Accrued Income ..........................................................       3,530
   Receivable for Capital Shares Sold ......................................         140
   Receivable from Affiliated Funds ........................................           2
   Prepaid Expenses ........................................................           7
                                                                                --------
   Total Assets ............................................................     289,690
                                                                                --------
Liabilities:
   Payable for Investment Securities Purchased .............................      41,561
   Income Distribution Payable .............................................         341
   Payable for Capital Shares Redeemed .....................................         260
   Investment Advisory Fees Payable ........................................         149
   Distribution Fees Payable ...............................................          22
   Administration Fees Payable .............................................          14
   Custody Fees Payable ....................................................           1
   Transfer Agent Shareholder Servicing Fees Payable .......................           1
   Payable to Adviser ......................................................           2
   Accrued Expense .........................................................          18
                                                                                --------
   Total Liabilities .......................................................      42,369
                                                                                --------
   Total Net Assets ........................................................    $247,321
                                                                                ========

Net Assets:
   Paid-in-Capital -- T Shares (unlimited authorization -- no par value)
     Based on 17,936,701 Outstanding Shares of Beneficial Interest .........    $203,939
   Paid-in-Capital -- A Shares (unlimited authorization -- no par value)
     Based on 1,666,095 Outstanding Shares of Beneficial Interest ..........      17,458
   Paid-in-Capital -- L Shares (unlimited authorization -- no par value)
     Based on 2,008,009 Outstanding Shares of Beneficial Interest ..........      22,980
   Undistributed Net Investment Income .....................................           9
   Accumulated Net Realized Gain on Investments ............................       1,298
   Net Unrealized Appreciation on Investments ..............................       1,637
                                                                                --------
   Total Net Assets ........................................................    $247,321
                                                                                ========
Net Asset Value, Offering and Redemption Price Per Share -- T Shares
   ($205,266,254 / 17,936,701 shares) ......................................      $11.44
                                                                                ========
Net Asset Value and Redemption Price Per Share -- A Shares
   ($19,085,812 / 1,666,095 shares) ........................................      $11.46
                                                                                ========
Maximum Offering Price Per Share -- A Shares ($11.46 / 96.25%) .............      $11.91
                                                                                ========
Net Asset Value and Offering Price Per Share -- L Shares (1)
   ($22,968,533 / 2,008,009 shares) ........................................      $11.44
                                                                                ========

(1) L Shares have a contingent deferred sales charge. For a description of a possible sales charge, see Note 2 in Notes to Financial Statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE YEAR ENDED MAY 31, 2004

                                                                                                                       INVESTMENT
                                                                FLORIDA         GEORGIA        HIGH       INVESTMENT     GRADE
                                                              TAX-EXEMPT      TAX-EXEMPT      INCOME      GRADE BOND   TAX-EXEMPT
                                                               BOND FUND       BOND FUND       FUND          FUND      BOND FUND
                                                               ----------     ------------   --------     ----------   ----------
Income:
Interest Income .............................................      $7,019        $4,715       $16,189       $30,358       $7,551
Dividend Income .............................................          94            29            --            55          152
   Income from Security Lending .............................          --            --            71           359           --
   Less: Foreign Taxes Withheld .............................          --            --            --            --           --
                                                                 --------      --------       -------      --------      -------
    Total Income ............................................       7,113         4,744        16,260        30,772        7,703
                                                                 ========      ========       =======      ========      =======
Expenses:
   Investment Advisory Fees .................................       1,309           778         1,444         5,555        1,819
   Administration Fees ......................................         138            82           124           514          168
   Distribution Fees -- A Shares ............................          12             5             2           143           89
   Distribution Fees -- L Shares ............................         310           163           852           319          290
   Custodian Fees ...........................................           5             3             7            32            6
   Transfer Agent Shareholder Servicing Fees ................           5             3             5            20            7
   Trustee Fees .............................................           2             1             2             8            3
   Transfer Agent Fees -- T Shares ..........................          16            16            16            16           16
   Transfer Agent Fees -- A Shares ..........................          14            13             6            38           20
   Transfer Agent Fees -- L Shares ..........................          21            16            71            52           24
   Professional Fees ........................................           8             5             8            31           10
   Registration Fees ........................................           7             4             7            29            7
   Transfer Agent Out of Pocket Expenses ....................           7             4             6            25            8
   Printing Fees ............................................           7             4             6            21            8
   Other Expenses ...........................................           7             3             4            13            7
                                                                 --------      --------       -------      --------      -------
   Total Expenses ...........................................       1,868         1,100         2,560         6,816        2,482
                                                                 --------      --------       -------      --------      -------
Less:
   Investment Advisory Fees Waived ..........................         (90)          (54)         (271)         (155)         (79)
   Distribution Fees Waived/Expenses Reimbursed --
     A Shares ...............................................         (11)          (12)           (5)          (46)         (22)
   Distribution Fees Waived -- L Shares .......................      (107)          (61)         (364)          (84)         (53)
                                                                 --------      --------       -------      --------      -------
   Net Expenses .............................................       1,660           973         1,920         6,531        2,328
                                                                 --------      --------       -------      --------      -------
   Net Investment Income ....................................       5,453         3,771        14,340        24,241        5,375
                                                                 --------      --------       -------      --------      -------
   Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions:
   Net Realized Gain (Loss) on Investments Sold .............       3,674         3,872         3,353        16,393        1,822
   Net Realized Gain on Forward Foreign Currencies
     and Foreign Currency Transactions ......................          --            --            --            --           --
   Net Change in Unrealized Appreciation on
     Forward Foreign Currency Contracts,
     Foreign Currencies and Translation of Other
     Assets and Liabilities in Foreign Currency .............          --            --            --            --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..........................     (13,497)      (10,196)          931       (60,476)      (8,837)
                                                                 --------      --------       -------      --------      -------
   Total Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions ..........      (9,823)       (6,324)        4,284       (44,083)      (7,015)
                                                                 --------      --------       -------      --------      -------
    Net Increase (Decrease) in Net Assets
     From Operations ........................................    $ (4,370)     $ (2,553)      $18,624      $(19,842)     $(1,640)
                                                                 ========      ========       =======      ========      =======

 Amounts designated as "--" are zero or have been rounded to zero.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------


                                                                 LIMITED-
                                                               TERM FEDERAL                              SHORT-TERM
                                                                 MORTGAGE      MARYLAND                 U.S. TREASURY   STRATEGIC
                                                                SECURITIES    MUNICIPAL    SHORT-TERM    SECURITIES      INCOME
                                                                   FUND       BOND FUND     BOND FUND        FUND         FUND
                                                               ------------  -----------   ----------   -------------   ---------
Income:
Interest Income .............................................    $ 16,973      $ 2,236       $10,238      $ 4,501       $14,267
Dividend Income .............................................          --            8            59           32            --
   Income from Security Lending .............................          57           --            78           --            31
   Less: Foreign Taxes Withheld .............................          --           --            --           --           (21)
                                                                 --------      -------       -------      -------       -------
    Total Income ............................................      17,030        2,244        10,375        4,533        14,277
                                                                 ========      =======       =======      =======       =======
Expenses:
   Investment Advisory Fees .................................       3,674          356         2,163        1,426         1,896
   Administration Fees ......................................         387           37           228          151           153
   Distribution Fees -- A Shares ............................          27           --            15           29             6
   Distribution Fees -- L Shares ............................       1,237          253           299          975         1,520
   Custodian Fees ...........................................          15            1            11            5            59
   Transfer Agent Shareholder Servicing Fees ................          15            1             9            6             6
   Trustee Fees .............................................           6            1             3            2             2
   Transfer Agent Fees -- T Shares ..........................          16           16            16           16            16
   Transfer Agent Fees -- A Shares ..........................          22           --            16           23             5
   Transfer Agent Fees -- L Shares ..........................          83           20            36           66            85
   Professional Fees ........................................          23            2            15            8             9
   Registration Fees ........................................          24            2            11            9             6
   Transfer Agent Out of Pocket Expenses ....................          19            2            11            7             7
   Printing Fees ............................................          19            2            11            7             8
   Other Expenses ...........................................          36            1            10            7            16
                                                                 --------      -------       -------      -------       -------
   Total Expenses ...........................................       5,603          694         2,854        2,737         3,794
                                                                 --------      -------       -------      -------       -------
Less:
   Investment Advisory Fees Waived ..........................        (281)         (44)         (157)        (131)         (222)
   Distribution Fees Waived/Expenses Reimbursed --
     A Shares ...............................................         (18)          --           (17)         (23)           (6)
   Distribution Fees Waived -- L Shares .......................      (562)         (25)         (166)        (626)         (760)
                                                                 --------      -------       -------      -------       -------
   Net Expenses .............................................       4,742          625         2,514        1,957         2,806
                                                                 --------      -------       -------      -------       -------
   Net Investment Income ....................................      12,288        1,619         7,861        2,576        11,471
                                                                 --------      -------       -------      -------       -------
   Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions:
   Net Realized Gain (Loss) on Investments Sold .............        (562)         500         1,780        1,438           872
   Net Realized Gain on Forward Foreign Currencies
     and Foreign Currency Transactions ......................          --           --            --           --         2,117
   Net Change in Unrealized Appreciation on
     Forward Foreign Currency Contracts,
     Foreign Currencies and Translation of Other
     Assets and Liabilities in Foreign Currency .............          --           --            --           --            42
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..........................     (17,136)      (3,073)       (8,220)      (4,029)       (6,647)
                                                                 --------      -------       -------      -------       -------
   Total Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions ..........     (17,698)      (2,573)       (6,440)      (2,591)       (3,616)
                                                                 --------      -------       -------      -------       -------
    Net Increase (Decrease) in Net Assets
     From Operations ........................................    $ (5,410)     $  (954)      $ 1,421      $   (15)      $ 7,855
                                                                 ========      =======       =======      =======       =======


                                                                               VIRGINIA
                                                                   U.S.      INTERMEDIATE   VIRGINIA
                                                                GOVERNMENT     MUNICIPAL    MUNICIPAL
                                                             SECURITIES FUND   BOND FUND    BOND FUND
                                                             --------------- ------------   ---------
Income:
Interest Income .............................................    $ 11,387      $ 8,038      $ 2,523
Dividend Income .............................................         308           16           11
   Income from Security Lending .............................          93           --           --
   Less: Foreign Taxes Withheld .............................          --           --           --
                                                                 --------      -------      -------
    Total Income ............................................      11,788        8,054        2,534
                                                                 ========      =======      =======
Expenses:
   Investment Advisory Fees .................................       2,322        1,316          388
   Administration Fees ......................................         215          139           41
   Distribution Fees -- A Shares ............................          32           15           --
   Distribution Fees -- L Shares ............................         289           --          137
   Custodian Fees ...........................................          12            5            1
   Transfer Agent Shareholder Servicing Fees ................           8            5            2
   Trustee Fees .............................................           3            2            1
   Transfer Agent Fees -- T Shares ..........................          16           16           16
   Transfer Agent Fees -- A Shares ..........................          25           15            2
   Transfer Agent Fees -- L Shares ..........................          39           --           17
   Professional Fees ........................................          13            8            2
   Registration Fees ........................................          10            7            2
   Transfer Agent Out of Pocket Expenses ....................          11            7            2
   Printing Fees ............................................          10            6            1
   Other Expenses ...........................................          12            5           --
                                                                 --------      -------      -------
   Total Expenses ...........................................       3,017        1,546          612
                                                                 --------      -------      -------
Less:
   Investment Advisory Fees Waived ..........................        (101)          --           --
   Distribution Fees Waived/Expenses Reimbursed --
     A Shares ...............................................         (22)         (25)          (2)
   Distribution Fees Waived -- L Shares .......................       (60)          --          (22)
                                                                 --------      -------      -------
   Net Expenses .............................................       2,834        1,521          588
                                                                 --------      -------      -------
   Net Investment Income ....................................       8,954        6,533        1,946
                                                                 --------      -------      -------
   Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions:
   Net Realized Gain (Loss) on Investments Sold .............      (1,679)       1,253        1,373
   Net Realized Gain on Forward Foreign Currencies
     and Foreign Currency Transactions ......................          --           --           --
   Net Change in Unrealized Appreciation on
     Forward Foreign Currency Contracts,
     Foreign Currencies and Translation of Other
     Assets and Liabilities in Foreign Currency .............          --           --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..........................     (13,732)      (9,858)      (4,048)
                                                                 --------      -------      -------
   Total Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions ..........     (15,411)      (8,605)      (2,675)
                                                                 --------      -------      -------
    Net Increase (Decrease) in Net Assets
     From Operations ........................................    $ (6,457)     $(2,072)     $  (729)
                                                                 ========      =======      =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE YEARS ENDED MAY 31

                                                            FLORIDA TAX-EXEMPT       GEORGIA TAX-EXEMPT
                                                                 BOND FUND                BOND FUND            HIGH INCOME FUND*
                                                          ----------------------    ----------------------    --------------------
                                                          06/01/03-    06/01/02-    06/01/03-    06/01/02-    06/01/03-  06/01/02-
                                                          05/31/04     05/31/03     05/31/04     05/31/03     05/31/04   05/31/03
                                                          ---------    ---------    ---------    ---------    ---------  ---------
Operations:
   Net Investment Income ..............................    $  5,453     $  5,725     $  3,771     $  3,908     $ 14,340  $   8,030
   Net Realized Gain (Loss) on Investments Sold .......       3,674        2,798        3,872          551        3,353       (988)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...................................     (13,497)       9,086      (10,196)       5,855          931      3,006
                                                           --------     --------     --------     --------     --------  ---------
   Increase (Decrease) in Net Assets from Operations ..      (4,370)      17,609       (2,553)      10,314       18,624     10,048
                                                           --------     --------     --------     --------     --------  ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     T Shares .........................................      (4,630)      (4,598)      (3,265)      (3,399)      (7,786)    (4,271)
     A Shares .........................................        (170)        (203)         (91)         (87)         (64)        --
     L Shares .........................................        (662)        (920)        (416)        (421)      (6,492)    (3,759)
   Realized Capital Gains:
     T Shares .........................................      (3,033)        (625)        (694)          --           --         --
     A Shares .........................................        (106)         (26)         (19)          --           --         --
     L Shares .........................................        (513)        (154)        (114)          --           --         --
                                                           --------     --------     --------     --------     --------   --------
     Total Dividends and Distributions ................      (9,114)      (6,526)      (4,599)      (3,907)     (14,342)    (8,030)
                                                           --------     --------     --------     --------     --------   --------
Capital Transactions (1):
   T Shares:
     Proceeds from Shares Issued ......................      83,482       40,464       19,156       23,167       42,398     78,322
     Reinvestment of Cash Distributions ...............       2,132          934          699          576        3,161      2,263
     Cost of Shares Redeemed ..........................     (57,242)     (23,528)     (14,624)     (21,636)     (77,402)   (10,708)
                                                           --------     --------     --------     --------     --------   --------
   Increase (Decrease) in Net Assets From
     T Share Transactions .............................      28,372       17,870        5,231        2,107      (31,843)    69,877
                                                           --------     --------     --------     --------     --------   --------
   A Shares:
     Proceeds from Shares Issued ......................       3,093        9,924        1,280          435        2,653         --
     Reinvestment of Cash Distributions ...............         166          149           56           45           32         --
     Cost of Shares Redeemed ..........................      (5,029)      (5,146)      (1,059)        (842)      (1,122)        --
                                                           --------     --------     --------     --------     --------   --------
   Increase (Decrease) in Net Assets From
     A Share Transactions .............................      (1,770)       4,927          277         (362)       1,563         --
                                                           --------     --------     --------     --------     --------   --------
   L Shares:
     Proceeds from Shares Issued ......................       6,043       25,216        2,653        5,069       47,482     32,945
     Reinvestment of Cash Distributions ...............         865          854          444          359        4,236      2,357
     Cost of Shares Redeemed ..........................     (24,958)      (9,812)      (5,341)      (3,962)     (42,475)   (17,558)
                                                           --------     --------     --------     --------     --------   --------
   Increase (Decrease) in Net Assets From
     L Share Transactions .............................     (18,050)      16,258       (2,244)       1,466        9,243     17,744
                                                           --------     --------     --------     --------     --------   --------
   Increase (Decrease) in Net Assets From
     Share Transactions ...............................       8,552       39,055        3,264        3,211      (21,037)    87,621
                                                           --------     --------     --------     --------     --------   --------
     Total Increase (Decrease) in Net Assets ..........      (4,932)      50,138       (3,888)       9,618      (16,755)    89,639
                                                           --------     --------     --------     --------     --------   --------
Net Assets:
   Beginning of Period ................................     195,855      145,717      118,087      108,469      165,270     75,631
                                                           --------     --------     --------     --------     --------   --------
   End of Period ......................................    $190,923     $195,855     $114,199     $118,087     $148,515   $165,270
                                                           ========     ========     ========     ========     ========   ========
   Undistributed (Distributions in excess of)
     Net Investment Income ............................    $      4     $     12     $      2     $      3     $     (1)  $      1
                                                           ========     ========     ========     ========     ========   ========

* A shares commenced operations on October 27, 2003.
(1) See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
----------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS For The Years Ended May 31


                                                             INVESTMENT GRADE       INVESTMENT GRADE TAX-
                                                                 BOND FUND            EXEMPT BOND FUND
                                                          ----------------------   -----------------------
                                                          06/01/03-    06/01/02-    06/01/03-    06/01/02-
                                                          05/31/04     05/31/03     05/31/04     05/31/03
                                                          ---------    ---------   ----------    ---------
Operations:
   Net Investment Income ..............................   $  24,241     $ 35,672     $  5,375     $  5,201
   Net Realized Gain (Loss) on Investments Sold .......      16,393       23,215        1,822        9,776
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...................................     (60,476)      40,999       (8,837)       6,674
                                                          ---------     --------     --------     --------
   Increase (Decrease) in Net Assets from Operations ..     (19,842)      99,886       (1,640)      21,651
                                                          ---------     --------     --------     --------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     T Shares .........................................     (24,510)     (37,781)      (4,556)      (4,282)
     A Shares .........................................      (1,058)      (1,060)        (394)        (441)
     L Shares .........................................        (857)      (1,273)        (418)        (476)
   Realized Capital Gains:
     T Shares .........................................          --           --       (4,156)      (6,535)
     A Shares .........................................          --           --         (418)        (802)
     L Shares .........................................          --           --         (595)      (1,092)
                                                          ---------     --------     --------     --------
     Total Dividends and Distributions ................     (26,425)     (40,114)     (10,537)     (13,628)
                                                          ---------     --------     --------     --------
Capital Transactions (1):
   T Shares:
     Proceeds from Shares Issued ......................     131,151      190,331       83,827       65,057
     Reinvestment of Cash Distributions ...............      10,827       15,210        2,327        3,476
     Cost of Shares Redeemed ..........................    (342,709)    (326,113)     (56,635)     (38,360)
                                                          ---------     --------     --------     --------
   Increase (Decrease) in Net Assets From
     T Share Transactions .............................    (200,731)    (120,572)      29,519       30,173
                                                          ---------     --------     --------     --------
   A Shares:
     Proceeds from Shares Issued ......................      11,284       23,705        3,424        4,022
     Reinvestment of Cash Distributions ...............         943          968          654        1,017
     Cost of Shares Redeemed ..........................     (13,838)     (12,533)      (5,748)      (4,495)
                                                          ---------     --------     --------     --------
   Increase (Decrease) in Net Assets From
     A Share Transactions .............................      (1,611)      12,140       (1,670)         544
                                                          ---------     --------     --------     --------
   L Shares:
     Proceeds from Shares Issued ......................       6,557       21,399        4,230       13,844
     Reinvestment of Cash Distributions ...............         739        1,095          871        1,334
     Cost of Shares Redeemed ..........................     (18,778)     (23,304)     (13,377)      (8,216)
                                                          ---------     --------     --------     --------
   Increase (Decrease) in Net Assets From
     L Share Transactions .............................     (11,482)        (810)      (8,276)       6,962
                                                          ---------     --------     --------     --------
   Increase (Decrease) in Net Assets From
     Share Transactions ...............................    (213,824)    (109,242)      19,573       37,679
                                                          ---------     --------     --------     --------
     Total Increase (Decrease) in Net Assets ..........    (260,091)     (49,470)       7,396       45,702
                                                          ---------     --------     --------     --------
Net Assets:
   Beginning of Period ................................     894,026      943,496      239,925      194,223
                                                          ---------     --------     --------     --------
   End of Period ......................................   $ 633,935     $894,026     $247,321     $239,925
                                                          =========     ========     ========     ========
   Undistributed (Distributions in excess of)
     Net Investment Income ............................   $       6     $      5     $      9     $      2
                                                          =========     ========     ========      =======


                                                           LIMITED-TERM FEDERAL       MARYLAND MUNICIPAL
                                                         MORTGAGE SECURITIES FUND         BOND FUND
                                                         ------------------------   ----------------------
                                                          06/01/03-    06/01/02-    06/01/03-    06/01/02-
                                                          05/31/04     05/31/03     05/31/04     05/31/03
                                                          ---------    ---------    ---------    ---------
Operations:
   Net Investment Income ..............................   $  12,288     $  7,976     $  1,619     $  1,928
   Net Realized Gain (Loss) on Investments Sold .......        (562)       2,377          500          832
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...................................     (17,136)       9,868       (3,073)       2,803
                                                          ---------     --------     --------     --------
   Increase (Decrease) in Net Assets from Operations ..      (5,410)      20,221         (954)       5,563
                                                          ---------     --------     --------     --------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     T Shares .........................................     (12,201)      (8,520)        (996)      (1,251)
     A Shares .........................................        (300)        (245)          --           --
     L Shares .........................................      (2,707)      (2,670)        (620)        (674)
   Realized Capital Gains:
     T Shares .........................................          --         (267)        (546)         (41)
     A Shares .........................................          --           (9)          --           --
     L Shares .........................................          --         (111)        (459)         (30)
                                                          ---------     --------     --------     --------
     Total Dividends and Distributions ................     (15,208)     (11,822)      (2,621)      (1,996)
                                                          ---------     --------     --------     --------
Capital Transactions (1):
   T Shares:
     Proceeds from Shares Issued ......................     270,058      226,297        8,075       19,146
     Reinvestment of Cash Distributions ...............       4,093        3,910          489          301
     Cost of Shares Redeemed ..........................    (144,748)     (80,208)      (7,414)     (24,605)
                                                          ---------     --------     --------     --------
   Increase (Decrease) in Net Assets From
     T Share Transactions .............................     129,403      149,999        1,150       (5,158)
                                                          ---------     --------     --------     --------
   A Shares:
     Proceeds from Shares Issued ......................       8,182       18,913           --           --
     Reinvestment of Cash Distributions ...............         279          228           --           --
     Cost of Shares Redeemed ..........................     (12,123)      (7,223)          --           --
                                                          ---------     --------     --------     --------
   Increase (Decrease) in Net Assets From
     A Share Transactions .............................      (3,662)      11,918           --           --
                                                          ---------     --------     --------     --------
   L Shares:
     Proceeds from Shares Issued ......................      23,896      160,430        4,056        9,395
     Reinvestment of Cash Distributions ...............       2,217        2,359          932          596
     Cost of Shares Redeemed ..........................    (116,892)     (14,640)     (13,988)      (5,226)
                                                          ---------     --------     --------     --------
   Increase (Decrease) in Net Assets From
     L Share Transactions .............................     (90,779)     148,149       (9,000)       4,765
                                                          ---------     --------     --------     --------
   Increase (Decrease) in Net Assets From
     Share Transactions ...............................      34,962      310,066       (7,850)        (393)
                                                          ---------     --------     --------     --------
     Total Increase (Decrease) in Net Assets ..........      14,344      318,465      (11,425)       3,174
                                                          ---------     --------     --------     --------
Net Assets:
   Beginning of Period ................................     500,597      182,132       60,057       56,883
                                                          ---------     --------     --------     --------
   End of Period ......................................   $ 514,941     $500,597     $ 48,632     $ 60,057
                                                          =========     ========     ========     ========
   Undistributed (Distributions in excess of)
     Net Investment Income ............................   $       8     $      1     $    (17)    $    (20)
                                                          =========     ========     ========     ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE YEARS ENDED MAY 31

                                                                          SHORT-TERM            SHORT-TERM U.S. TREASURY
                                                                          BOND FUND                 SECURITIES FUND
                                                                  ------------------------      -------------------------
                                                                  06/01/03-      06/01/02-      06/01/03-      06/01/02-
                                                                  05/31/04       05/31/03       05/31/04       05/31/03
                                                                  ---------      ---------      ---------      ---------
Operations:
   Net Investment Income ....................................     $   7,861      $  11,183       $  2,576       $  4,346
   Net Realized Gain (Loss) on Investments Sold .............         1,780         (6,286)         1,438          2,689
   Net Realized Gain (Loss) on Forward Foreign Currencies and
     Foreign Currency Transactions ..........................            --             --             --             --
   Net Change in Unrealized Appreciation on Forward Foreign
     Currency Contracts, Foreign Currency and Translation
     of Other Assets and Liabilities in Foreign Currency ....            --             --             --             --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .........................................        (8,220)         7,359         (4,029)         1,929
                                                                  ---------      ---------       --------       --------
   Increase (Decrease) in Net Assets from Operations ........         1,421         12,256            (15)         8,964
                                                                  ---------      ---------       --------       --------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     T Shares ...............................................        (7,288)       (10,196)        (1,437)        (2,438)
     A Shares ...............................................          (147)          (148)          (199)          (191)
     L Shares ...............................................          (569)          (836)          (940)        (1,717)
   Realized Capital Gains:
     T Shares ...............................................            --             --         (1,216)          (688)
     A Shares ...............................................            --             --           (199)           (62)
     L Shares ...............................................            --             --         (1,134)          (649)
                                                                  ---------      ---------       --------       --------
   Total Dividends and Distributions ........................        (8,004)       (11,180)        (5,125)        (5,745)
                                                                  ---------      ---------       --------       --------
Capital Transactions (1):
   T Shares:
     Proceeds from Shares Issued ............................       112,609        117,712         16,704         42,670
     Reinvestment of Cash Distributions .....................         2,305          2,890            678            653
     Cost of Shares Repurchased .............................      (129,543)      (124,705)       (44,103)       (30,621)
                                                                  ---------      ---------       --------       --------
   Increase (Decrease) in Net Assets From
     T Share Transactions ...................................       (14,629)        (4,103)       (26,721)        12,702
                                                                  ---------      ---------       --------       --------
   A Shares:
     Proceeds from Shares Issued ............................         5,818          7,799         11,230         19,530
     Reinvestment of Cash Distributions .....................           115            108            349            217
     Cost of Shares Repurchased .............................        (5,618)        (7,986)       (13,938)        (9,039)
                                                                  ---------      ---------       --------       --------
   Increase (Decrease) in Net Assets From
     A Share Transactions ...................................           315            (79)        (2,359)        10,708
                                                                  ---------      ---------       --------       --------
   L Shares:
     Proceeds from Shares Issued ............................         8,024         18,740         16,687         95,244
     Reinvestment of Cash Distributions .....................           449            600          1,810          2,065
     Cost of Shares Repurchased .............................       (16,981)       (13,276)       (81,783)       (41,630)
                                                                  ---------      ---------       --------       --------
   Increase (Decrease) in Net Assets From
     L Share Transactions ...................................        (8,508)         6,064        (63,286)        55,679
                                                                  ---------      ---------       --------       --------
   Increase (Decrease) in Net Assets From Share Transactions        (22,822)         1,882        (92,366)        79,089
                                                                  ---------      ---------       --------       --------
   Total Increase (Decrease) in Net Assets ..................       (29,405)         2,958        (97,506)        82,308
                                                                  ---------      ---------       --------       --------
Net Assets:
   Beginning of Period ......................................       341,001        338,043        264,932        182,624
                                                                  ---------      ---------       --------       --------
   End of Period ............................................     $ 311,596      $ 341,001       $167,426       $264,932
                                                                  =========      =========       ========       ========
   Undistributed (Distributions in excess of)
     Net Investment Income ..................................     $      10      $       3       $     --       $     --
                                                                  =========      =========       ========       ========

* A shares commenced operations on October 8, 2003.
** A shares commenced operations on May 11, 2004.
(1) See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                    U.S. GOVERNMENT
                                                                   STRATEGIC INCOME FUND*           SECURITIES FUND
                                                                  ------------------------      ------------------------
                                                                  06/01/03-      06/01/02-      06/01/03-      06/01/02-
                                                                  05/31/04       05/31/03       05/31/04       05/31/03
                                                                  ---------      ---------      ---------      ---------
Operations:
   Net Investment Income ....................................      $ 11,471       $  6,980       $  8,954       $ 10,089
   Net Realized Gain (Loss) on Investments Sold .............           872            866         (1,679)         3,921
   Net Realized Gain (Loss) on Forward Foreign Currencies and
    Foreign Currency Transactions ..........................          2,117         (4,173)            --             --
   Net Change in Unrealized Appreciation on Forward Foreign
     Currency Contracts, Foreign Currency and Translation
     of Other Assets and Liabilities in Foreign Currency ....            42            486             --             --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .........................................        (6,647)         7,654        (13,732)         8,184
                                                                   --------       --------       --------       --------
   Increase (Decrease) in Net Assets from Operations ........         7,855         11,813         (6,457)        22,194
                                                                   --------       --------       --------       --------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     T Shares ...............................................        (3,651)        (3,391)        (9,197)        (9,284)
     A Shares ...............................................           (81)            --           (243)          (271)
     L Shares ...............................................        (7,336)        (3,676)          (696)        (1,246)
   Realized Capital Gains:
     T Shares ...............................................          (423)            --           (922)          (548)
     A Shares ...............................................           (19)            --            (24)           (13)
     L Shares ...............................................          (792)            --            (92)           (91)
                                                                   --------       --------       --------       --------
   Total Dividends and Distributions ........................       (12,302)        (7,067)       (11,174)       (11,453)
                                                                   --------       --------       --------       --------
Capital Transactions (1):
   T Shares:
     Proceeds from Shares Issued ............................        61,718         33,833        138,247        135,338
     Reinvestment of Cash Distributions .....................           789            607          3,400          3,379
     Cost of Shares Repurchased .............................       (23,966)       (17,743)       (85,923)       (57,596)
                                                                   --------       --------       --------       --------
   Increase (Decrease) in Net Assets From
     T Share Transactions ...................................        38,541         16,697         55,724         81,121
                                                                   --------       --------       --------       --------
   A Shares:
     Proceeds from Shares Issued ............................         4,920             --         11,471         16,742
     Reinvestment of Cash Distributions .....................            41             --            241            257
     Cost of Shares Repurchased .............................          (682)            --        (12,029)       (16,515)
                                                                   --------       --------       --------       --------
   Increase (Decrease) in Net Assets From
     A Share Transactions ...................................         4,279             --           (317)           484
                                                                   --------       --------       --------       --------
   L Shares:
     Proceeds from Shares Issued ............................        75,089        103,253          4,150         19,543
     Reinvestment of Cash Distributions .....................         5,643          2,635            645          1,155
     Cost of Shares Repurchased .............................       (91,009)       (18,667)       (23,438)       (14,717)
                                                                   --------       --------       --------       --------
   Increase (Decrease) in Net Assets From
     L Share Transactions ...................................       (10,277)        87,221        (18,643)         5,981
                                                                   --------       --------       --------       --------
   Increase (Decrease) in Net Assets From Share Transactions         32,543        103,918         36,764         87,586
                                                                   --------       --------       --------       --------
   Total Increase (Decrease) in Net Assets ..................        28,096        108,664         19,133         98,327
                                                                   --------       --------       --------       --------
Net Assets:
   Beginning of Period ......................................       191,871         83,207        307,341        209,014
                                                                   --------       --------       --------       --------
   End of Period ............................................       219,967       $191,871       $326,474       $307,341
                                                                   ========       ========       ========       ========
   Undistributed (Distributions in excess of)
     Net Investment Income ..................................      $ (1,028)      $ (3,788)      $      1       $      3
                                                                   ========       ========       ========       ========



                                                                   VIRGINIA INTERMEDIATE           VIRGINIA MUNICIPAL
                                                                     MUNICIPAL BOND FUND                BOND FUND**
                                                                  ------------------------      ------------------------
                                                                  06/01/03-      06/01/02-      06/01/03-     06/01/03-
                                                                  05/31/04       05/31/03       05/31/04      05/31/03
                                                                  ---------      ---------      ---------     ---------
Operations:
   Net Investment Income ....................................      $  6,533       $  7,253       $ 1,946       $ 2,368
   Net Realized Gain (Loss) on Investments Sold .............         1,253          2,169         1,373           896
   Net Realized Gain (Loss) on Forward Foreign Currencies and
     Foreign Currency Transactions ..........................            --             --            --            --
   Net Change in Unrealized Appreciation on Forward Foreign
     Currency Contracts, Foreign Currency and Translation
     of Other Assets and Liabilities in Foreign Currency ....            --             --            --            --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .........................................        (9,858)         7,601        (4,048)        2,913
                                                                   --------       --------       -------       -------
   Increase (Decrease) in Net Assets from Operations ........        (2,072)        17,023          (729)        6,177
                                                                   --------       --------       -------       -------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     T Shares ...............................................        (6,203)        (6,987)       (1,596)       (1,962)
     A Shares ...............................................          (324)          (272)           --            --
     L Shares ...............................................            --             --          (353)         (408)
   Realized Capital Gains:
     T Shares ...............................................        (1,617)        (1,900)         (996)         (136)
     A Shares ...............................................           (78)           (69)           --            --
     L Shares ...............................................            --             --          (278)          (40)
                                                                   --------       --------       -------       -------
   Total Dividends and Distributions ........................        (8,222)        (9,228)       (3,223)       (2,546)
                                                                   --------       --------       -------       -------
Capital Transactions (1):
   T Shares:
     Proceeds from Shares Issued ............................        19,400         28,200         8,850         8,431
     Reinvestment of Cash Distributions .....................         1,285          1,656           477           185
     Cost of Shares Repurchased .............................       (35,871)       (22,296)      (10,867)      (19,915)
                                                                   --------       --------       -------       -------
   Increase (Decrease) in Net Assets From
     T Share Transactions ...................................       (15,186)         7,560        (1,540)      (11,299)
                                                                   --------       --------       -------       -------
   A Shares:
     Proceeds from Shares Issued ............................         5,471          4,074           128            --
     Reinvestment of Cash Distributions .....................           308            249            --            --
     Cost of Shares Repurchased .............................        (5,091)        (1,425)           --            --
                                                                   --------       --------       -------       -------
   Increase (Decrease) in Net Assets From
     A Share Transactions ...................................           688          2,898           128            --
                                                                   --------       --------       -------       -------
   L Shares:
     Proceeds from Shares Issued ............................            --             --         2,118         6,447
     Reinvestment of Cash Distributions .....................            --             --           458           312
     Cost of Shares Repurchased .............................            --             --        (8,927)       (4,047)
                                                                   --------       --------       -------       -------
   Increase (Decrease) in Net Assets From
     L Share Transactions ...................................            --             --        (6,351)        2,712
                                                                   --------       --------       -------       -------
   Increase (Decrease) in Net Assets From Share Transactions        (14,498)        10,458        (7,763)       (8,587)
                                                                   --------       --------       -------       -------
   Total Increase (Decrease) in Net Assets ..................       (24,792)        18,253       (11,715)       (4,956)
                                                                   --------       --------       -------       -------
Net Assets:
   Beginning of Period ......................................       216,916        198,663        65,058        70,014
                                                                   --------       --------       -------       -------
   End of Period ............................................      $192,124       $216,916       $53,343       $65,058
                                                                   ========       ========       =======       =======
   Undistributed (Distributions in excess of)
     Net Investment Income ..................................      $     19       $     13       $     1       $     4
                                                                   ========       ========       =======       =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                          NET ASSET              NET REALIZED AND              DIVIDENDS                      TOTAL
                            VALUE,       NET     UNREALIZED GAINS     TOTAL     FROM NET  DISTRIBUTIONS     DIVIDENDS     NET ASSET
                          BEGINNING  INVESTMENT      (LOSSES)         FROM    INVESTMENT  FROM REALIZED        AND       VALUE, END
                          OF PERIOD    INCOME     ON INVESTMENTS   OPERATIONS    INCOME   CAPITAL GAINS   DISTRIBUTIONS   OF PERIOD
                          ---------  ----------  ----------------  ---------- ----------  -------------   -------------   ---------
FLORIDA TAX-EXEMPT BOND FUND
T Shares
           2004            $11.69       $0.32(1)     $(0.56)(1)      $(0.24)     $(0.32)     $(0.20)         $(0.52)        $10.93
           2003             10.95        0.40          0.79            1.19       (0.40)      (0.05)          (0.45)         11.69
           2002             10.79        0.40          0.22            0.62       (0.40)      (0.06)          (0.46)         10.95
           2001             10.06        0.44          0.73            1.17       (0.44)         --           (0.44)         10.79
           2000             10.59        0.44         (0.49)          (0.05)      (0.44)      (0.04)          (0.48)         10.06
A Shares
           2004            $11.69       $0.30(1)     $(0.56)(1)      $(0.26)     $(0.30)     $(0.20)         $(0.50)        $10.93
           2003             10.95        0.38          0.79            1.17       (0.38)      (0.05)          (0.43)         11.69
           2002             10.79        0.38          0.22            0.60       (0.38)      (0.06)          (0.44)         10.95
           2001             10.07        0.42          0.72            1.14       (0.42)         --           (0.42)         10.79
           2000             10.60        0.42         (0.49)          (0.07)      (0.42)      (0.04)          (0.46)         10.07
L Shares
           2004            $11.71       $0.24(1)     $(0.55)(1)      $(0.31)     $(0.24)     $(0.20)         $(0.44)        $10.96
           2003             10.97        0.32          0.79            1.11       (0.32)      (0.05)          (0.37)         11.71
           2002             10.81        0.32          0.22            0.54       (0.32)      (0.06)          (0.38)         10.97
           2001             10.09        0.37          0.72            1.09       (0.37)         --           (0.37)         10.81
           2000             10.62        0.36         (0.49)          (0.13)      (0.36)      (0.04)          (0.40)         10.09

GEORGIA TAX-EXEMPT BOND FUND
T Shares
           2004            $10.89       $0.34(1)     $(0.58)(1)      $(0.24)     $(0.34)     $(0.07)         $(0.41)        $10.24
           2003             10.29        0.38          0.60            0.98       (0.38)         --           (0.38)         10.89
           2002             10.10        0.39          0.19            0.58       (0.39)         --           (0.39)         10.29
           2001              9.50        0.40          0.60            1.00       (0.40)         --           (0.40)         10.10
           2000             10.03        0.40         (0.49)          (0.09)      (0.40)      (0.04)          (0.44)          9.50
A Shares
           2004            $10.90       $0.32(1)     $(0.58)(1)      $(0.26)     $(0.32)     $(0.07)         $(0.39)        $10.25
           2003             10.31        0.35          0.59            0.94       (0.35)         --           (0.35)         10.90
           2002             10.12        0.37          0.19            0.56       (0.37)         --           (0.37)         10.31
           2001              9.51        0.38          0.61            0.99       (0.38)         --           (0.38)         10.12
           2000             10.05        0.38         (0.50)          (0.12)      (0.38)      (0.04)          (0.42)          9.51
L Shares
           2004            $10.90       $0.27(1)     $(0.58)(1)      $(0.31)     $(0.27)     $(0.07)         $(0.34)        $10.25
           2003             10.30        0.30          0.60            0.90       (0.30)         --           (0.30)         10.90
           2002             10.11        0.32          0.19            0.51       (0.32)         --           (0.32)         10.30
           2001              9.51        0.33          0.60            0.93       (0.33)         --           (0.33)         10.11
           2000             10.04        0.33         (0.49)          (0.16)      (0.33)      (0.04)          (0.37)          9.51

HIGH INCOME FUND (A)
T Shares
           2004            $ 7.16       $0.62(1)     $ 0.22(1)       $ 0.84      $(0.62)     $   --          $(0.62)        $ 7.38
           2003              7.25        0.61         (0.09)           0.52       (0.61)         --           (0.61)          7.16
           2002(2)           7.37        0.39         (0.12)           0.27       (0.39)         --           (0.39)          7.25
A Shares
           2004(3)         $ 7.39       $0.35(1)     $(0.01)(1)      $ 0.34      $(0.35)     $   --          $(0.35)        $ 7.38
L Shares
           2004            $ 7.16       $0.57(1)     $ 0.22(1)       $ 0.79      $(0.57)     $   --          $(0.57)        $ 7.38
           2003              7.25        0.57         (0.09)           0.48       (0.57)         --           (0.57)          7.16
           2002              7.69        0.55         (0.44)           0.11       (0.55)         --           (0.55)          7.25
           2001              7.88        0.55         (0.19)           0.36       (0.55)         --           (0.55)          7.69
           2000(4)           7.98        0.09         (0.10)          (0.01)      (0.09)         --           (0.09)          7.88
For the years ended March 31:
           2000              9.77        0.87         (1.85)          (0.98)      (0.81)         --           (0.81)          7.98


+ Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Per share data was calculated using the average shares method.
(2) T shares commenced operations on October 3, 2001. All ratios for the period have been annualized.
(3) A shares commenced operations on October 27, 2003. All ratios for the period have been annualized.
(4) For the two month period ended May 31, 2000. All ratios for the period have been annualized.

------------------------------------------------------------------------------------------------------------------------------------




                                                                                                       RATIO OF
                                                                                 RATIO OF             EXPENSES TO
                                           NET ASSETS,     RATIO OF NET        NET INVESTMENT      AVERAGE NET ASSETS    PORTFOLIO
                                TOTAL        END OF         EXPENSES TO          INCOME TO        (EXCLUDING WAIVERS     TURNOVER
                               RETURN+    PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS    AND REIMBURSEMENTS)     RATE
                               -------    ------------  ------------------   ------------------    ------------------   ----------
FLORIDA TAX-EXEMPT BOND FUND
T Shares
           2004                 (2.07)%      $165,065           0.71%               2.82%                 0.75%              56%
           2003                 11.13         147,423           0.71                3.54                  0.75               62
           2002                  5.88         120,885           0.71                3.65                  0.76               91
           2001                 11.84         107,867           0.71                4.19                  0.76               59
           2000                 (0.48)         93,040           0.67                4.25                  0.78               88
A Shares
           2004                 (2.28)%      $  5,906           0.92%               2.62%                 1.13%              56%
           2003                 10.89           8,191           0.92                3.29                  1.13               62
           2002                  5.66           2,935           0.92                3.44                  1.37               91
           2001                 11.50           2,747           0.91                4.00                  1.38               59
           2000                 (0.68)          2,875           0.87                4.05                  1.36               88
L Shares
           2004                 (2.68)%      $ 19,952           1.42%               2.14%                 1.81%              56%
           2003                 10.32          40,241           1.42                2.81                  1.80               62
           2002                  5.15          21,897           1.42                2.93                  1.84               91
           2001                 10.95          12,806           1.41                3.49                  1.89               59
           2000                 (1.17)          9,791           1.37                3.54                  1.89               88

GEORGIA TAX-EXEMPT BOND FUND
T Shares
           2004                 (2.18)%      $ 98,113           0.71%               3.26%                 0.76%             100%
           2003                  9.64          98,866           0.71                3.55                  0.76               17
           2002                  5.81          91,356           0.71                3.79                  0.76               23
           2001                 10.67          85,880           0.71                4.03                  0.77               21
           2000                 (0.90)         81,160           0.67                4.13                  0.77               19
A Shares
           2004                 (2.39)%      $  2,735           0.92%               3.06%                 1.36%             100%
           2003                  9.29           2,630           0.92                3.34                  1.41               17
           2002                  5.58           2,844           0.92                3.58                  1.36               23
           2001                 10.56           2,901           0.91                3.83                  1.42               21
           2000                 (1.26)          2,458           0.87                3.93                  1.40               19
L Shares
           2004                 (2.87)%      $ 13,351           1.42%               2.55%                 1.84%             100%
           2003                  8.86          16,591           1.42                2.84                  1.84               17
           2002                  5.07          14,269           1.42                3.08                  1.84               23
           2001                  9.92          14,079           1.41                3.33                  1.89               21
           2000                 (1.59)          8,827           1.37                3.43                  1.95               19

HIGH INCOME FUND (A)
T Shares
           2004                 11.94%       $ 71,314           0.76%               8.27%                 0.91%              49%
           2003                  8.19         100,852           0.78                8.95                  0.93               20
           2002(2)               3.70          28,767           0.82                8.27                  0.97               59
A Shares
           2004(3)               4.61%       $  1,508           1.10%               7.80%                 1.88%              49%
L Shares
           2004                 11.23%       $ 75,693           1.40%               7.62%                 1.98%              49%
           2003                  7.52          64,418           1.40                8.43                  2.00               20
           2002                  1.46          46,864           1.40                7.35                  2.02               59
           2001                  4.74          19,875           1.40                6.88                  2.13               10
           2000(4)              (0.13)          3,075           1.40                6.57                  2.83               --
For the years ended March 31:
           2000                (10.84)          2,032           1.73                8.94                  2.95               24


(A) On March 28, 2000, the ESC Strategic Income Fund exchanged all of its assets and liabilities for shares of the High Income Fund. The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 28, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.

Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  FOR THE YEARS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                          NET ASSET              NET REALIZED AND              DIVIDENDS                      TOTAL
                            VALUE,       NET     UNREALIZED GAINS     TOTAL     FROM NET  DISTRIBUTIONS     DIVIDENDS     NET ASSET
                          BEGINNING  INVESTMENT      (LOSSES)         FROM    INVESTMENT  FROM REALIZED        AND       VALUE, END
                          OF PERIOD    INCOME     ON INVESTMENTS   OPERATIONS    INCOME   CAPITAL GAINS   DISTRIBUTIONS   OF PERIOD
                          ---------  ----------  ----------------  ---------- ----------  -------------   -------------   ---------
INVESTMENT GRADE BOND FUND
T Shares
           2004            $10.94       $0.35(1)     $(0.60)(1)      $(0.25)     $(0.38)     $   --          $(0.38)        $10.31
           2003             10.24        0.40          0.76            1.16       (0.46)         --           (0.46)         10.94
           2002             10.23        0.51          0.01            0.52       (0.51)         --           (0.51)         10.24
           2001              9.58        0.61          0.65            1.26       (0.61)         --           (0.61)         10.23
           2000             10.36        0.61         (0.78)          (0.17)      (0.61)         --           (0.61)          9.58
A Shares
           2004            $10.94       $0.31(1)     $(0.60)(1)      $(0.29)     $(0.34)     $   --          $(0.34)        $10.31
           2003             10.24        0.38          0.74            1.12       (0.42)         --           (0.42)         10.94
           2002             10.23        0.48          0.01            0.49       (0.48)         --           (0.48)         10.24
           2001              9.58        0.57          0.65            1.22       (0.57)         --           (0.57)         10.23
           2000             10.36        0.57         (0.78)          (0.21)      (0.57)         --           (0.57)          9.58
L Shares
           2004            $10.95       $0.25(1)     $(0.60)(1)      $(0.35)     $(0.29)     $   --          $(0.29)        $10.31
           2003             10.25        0.31          0.76            1.07       (0.37)         --           (0.37)         10.95
           2002             10.24        0.42          0.01            0.43       (0.42)         --           (0.42)         10.25
           2001              9.59        0.53          0.65            1.18       (0.53)         --           (0.53)         10.24
           2000             10.37        0.52         (0.78)          (0.26)      (0.52)         --           (0.52)          9.59

INVESTMENT GRADE TAX-EXEMPT BOND FUND
T Shares
           2004            $12.01       $0.27(1)     $(0.32)(1)      $(0.05)     $(0.27)     $(0.25)         $(0.52)        $11.44
           2003             11.57        0.30          0.90            1.20       (0.30)      (0.46)          (0.76)         12.01
           2002             11.38        0.34          0.46            0.80       (0.34)      (0.27)          (0.61)         11.57
           2001             10.67        0.44          0.71            1.15       (0.44)         --           (0.44)         11.38
           2000             11.10        0.43         (0.29)           0.14       (0.43)      (0.14)          (0.57)         10.67
A Shares
           2004            $12.03       $0.23(1)     $(0.33)(1)      $(0.10)     $(0.22)     $(0.25)         $(0.47)        $11.46
           2003             11.58        0.25          0.91            1.16       (0.25)      (0.46)          (0.71)         12.03
           2002             11.39        0.29          0.46            0.75       (0.29)      (0.27)          (0.56)         11.58
           2001             10.68        0.40          0.71            1.11       (0.40)         --           (0.40)         11.39
           2000             11.12        0.39         (0.30)           0.09       (0.39)      (0.14)          (0.53)         10.68
L Shares
           2004            $12.01       $0.17(1)     $(0.32)(1)      $(0.15)     $(0.17)     $(0.25)         $(0.42)        $11.44
           2003             11.57        0.20          0.90            1.10       (0.20)      (0.46)          (0.66)         12.01
           2002             11.38        0.24          0.46            0.70       (0.24)      (0.27)          (0.51)         11.57
           2001             10.67        0.34          0.71            1.05       (0.34)         --           (0.34)         11.38
           2000             11.10        0.34         (0.29)           0.05       (0.34)      (0.14)          (0.48)         10.67

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
T Shares
           2004            $10.59       $0.24(1)     $(0.36)(1)      $(0.12)     $(0.29)     $   --          $(0.29)        $10.18
           2003             10.31        0.29(1)       0.42(1)         0.71       (0.42)      (0.01)          (0.43)         10.59
           2002             10.01        0.43          0.32            0.75       (0.43)      (0.02)          (0.45)         10.31
           2001              9.62        0.55          0.39            0.94       (0.55)         --           (0.55)         10.01
           2000              9.94        0.55         (0.32)           0.23       (0.55)         --           (0.55)          9.62
A Shares
           2004            $10.57       $0.21(1)     $(0.35)(1)      $(0.14)     $(0.27)     $   --          $(0.27)        $10.16
           2003             10.29        0.24(1)       0.44(1)         0.68       (0.39)      (0.01)          (0.40)         10.57
           2002             10.00        0.40          0.31            0.71       (0.40)      (0.02)          (0.42)         10.29
           2001              9.60        0.53          0.40            0.93       (0.53)         --           (0.53)         10.00
           2000              9.93        0.52         (0.33)           0.19       (0.52)         --           (0.52)          9.60
L Shares
           2004            $10.59       $0.17(1)     $(0.35)(1)      $(0.18)     $(0.23)     $   --          $(0.23)        $10.18
           2003             10.31        0.21(1)       0.43(1)         0.64       (0.35)      (0.01)          (0.36)         10.59
           2002             10.02        0.37          0.31            0.68       (0.37)      (0.02)          (0.39)         10.31
           2001              9.62        0.50          0.40            0.90       (0.50)         --           (0.50)         10.02
           2000              9.94        0.49         (0.32)           0.17       (0.49)         --           (0.49)          9.62

+ Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Per share data was calculated using the average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------




                                                                                                       RATIO OF
                                                                                  RATIO OF            EXPENSES TO
                                           NET ASSETS,     RATIO OF NET        NET INVESTMENT      AVERAGE NET ASSETS    PORTFOLIO
                                TOTAL        END OF         EXPENSES TO          INCOME TO        (EXCLUDING WAIVERS     TURNOVER
                               RETURN+    PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS    AND REIMBURSEMENTS)     RATE
                               -------    ------------  ------------------   ------------------    ------------------   ----------
INVESTMENT GRADE BOND FUND
T Shares
           2004                 (2.31)%      $578,345          0.82%                3.29%                 0.84%             119%
           2003                 11.61         821,342          0.81                 3.92                  0.83              137
           2002                  5.18         886,471          0.81                 4.81                  0.83              123
           2001                 13.55         860,073          0.81                 6.17                  0.84              131
           2000                 (1.76)        998,596          0.77                 6.05                  0.84              202
A Shares
           2004                 (2.70)%      $ 31,263          1.22%                2.90%                 1.38%             119%
           2003                 11.16          34,874          1.22                 3.45                  1.38              137
           2002                  4.81          20,825          1.22                 4.40                  1.40              123
           2001                 13.09          21,244          1.21                 5.77                  1.42              131
           2000                 (2.17)         22,553          1.17                 5.60                  1.37              202
L Shares
           2004                 (3.27)%      $ 24,327          1.71%                2.40%                 2.00%             119%
           2003                 10.61          37,810          1.71                 3.01                  1.97              137
           2002                  4.27          36,200          1.71                 3.90                  1.96              123
           2001                 12.54          25,791          1.70                 5.24                  1.99              131
           2000                 (2.63)         20,056          1.66                 5.14                  1.99              202

INVESTMENT GRADE TAX-EXEMPT BOND FUND
T Shares
           2004                 (0.45)%      $205,266          0.81%                2.33%                 0.84%             242%
           2003                 10.80         185,485          0.81                 2.57                  0.84              329
           2002                  7.15         149,200          0.81                 2.93                  0.84              311
           2001                 10.93         134,139          0.81                 3.93                  0.85              285
           2000                  1.41         117,384          0.77                 3.98                  0.83              226
A Shares
           2004                 (0.85)%      $ 19,086          1.22%                1.92%                 1.36%             242%
           2003                 10.42          21,756          1.22                 2.16                  1.36              329
           2002                  6.71          20,436          1.22                 2.51                  1.36              311
           2001                 10.48          18,601          1.21                 3.54                  1.37              285
           2000                  0.90          19,443          1.17                 3.59                  1.33              226
L Shares
           2004                 (1.33)%      $ 22,969          1.70%                1.45%                 1.92%             242%
           2003                  9.82          32,684          1.70                 1.68                  1.91              329
           2002                  6.21          24,587          1.70                 2.03                  1.92              311
           2001                  9.97          20,010          1.69                 3.04                  1.96              285
           2000                  0.52          14,678          1.65                 3.11                  1.95              226

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
T Shares
           2004                 (1.10)%      $435,446          0.70%                2.32%                 0.75%             146%
           2003                  6.99         320,718          0.70                 2.79                  0.75              117
           2002                  7.53         164,624          0.70                 3.72                  0.75              410
           2001                 10.02         107,674          0.70                 5.62                  0.76              532
           2000                  2.33         125,355          0.67                 5.60                  0.79              384
A Shares
           2004                 (1.36)%         9,495          0.96%                2.06%                 1.17%             146%
           2003                  6.72          13,668          0.96                 2.33                  1.20              117
           2002                  7.16           1,578          0.96                 3.50                  2.06              410
           2001                  9.84             849          0.95                 5.39                  2.28              532
           2000                  1.93           1,194          0.92                 5.31                  1.09              384
L Shares
           2004                 (1.71)%      $ 70,000          1.31%                1.68%                 1.82%             146%
           2003                  6.33         166,211          1.31                 1.97                  1.80              117
           2002                  6.83          15,930          1.31                 2.88                  1.98              410
           2001                  9.50           3,452          1.30                 4.99                  2.60              532
           2000                  1.71           1,706          1.27                 4.97                  2.38              384




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  FOR THE YEARS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                          NET ASSET              NET REALIZED AND              DIVIDENDS                      TOTAL
                            VALUE,       NET     UNREALIZED GAINS     TOTAL     FROM NET  DISTRIBUTIONS     DIVIDENDS     NET ASSET
                          BEGINNING  INVESTMENT      (LOSSES)         FROM    INVESTMENT  FROM REALIZED        AND       VALUE, END
                          OF PERIOD    INCOME     ON INVESTMENTS   OPERATIONS    INCOME   CAPITAL GAINS   DISTRIBUTIONS   OF PERIOD
                          ---------  ----------  ----------------  ---------- ----------  -------------   -------------   ---------
MARYLAND MUNICIPAL BOND FUND
T Shares
           2004            $10.94       $0.36(1)     $(0.47)(1)      $(0.11)     $(0.36)     $(0.20)         $(0.56)        $10.27
           2003             10.32        0.37          0.63            1.00       (0.37)      (0.01)          (0.38)         10.94
           2002             10.12        0.38          0.20            0.58       (0.38)         --           (0.38)         10.32
           2001              9.46        0.42          0.66            1.08       (0.42)         --           (0.42)         10.12
           2000             10.06        0.42         (0.60)          (0.18)      (0.42)         --           (0.42)          9.46
L Shares
           2004            $10.96       $0.26(1)     $(0.47)(1)      $(0.21)     $(0.26)     $(0.20)         $(0.46)        $10.29
           2003             10.34        0.27          0.63            0.90       (0.27)      (0.01)          (0.28)         10.96
           2002             10.14        0.29          0.20            0.49       (0.29)         --           (0.29)         10.34
           2001              9.48        0.33          0.66            0.99       (0.33)         --           (0.33)         10.14
           2000             10.08        0.33         (0.60)          (0.27)      (0.33)         --           (0.33)          9.48

SHORT-TERM BOND FUND
T Shares
           2004            $10.04       $0.24(1)     $(0.19)(1)      $ 0.05      $(0.25)     $   --          $(0.25)        $ 9.84
           2003             10.01        0.33          0.03            0.36       (0.33)         --           (0.33)         10.04
           2002             10.04        0.46         (0.03)           0.43       (0.46)         --           (0.46)         10.01
           2001              9.65        0.56          0.39            0.95       (0.56)         --           (0.56)         10.04
           2000              9.91        0.53         (0.25)           0.28       (0.53)      (0.01)          (0.54)          9.65
A Shares
           2004            $10.07       $0.22(1)     $(0.20)(1)      $ 0.02      $(0.22)     $   --          $(0.22)        $ 9.87
           2003             10.04        0.31          0.03            0.34       (0.31)         --           (0.31)         10.07
           2002             10.06        0.44         (0.02)           0.42       (0.44)         --           (0.44)         10.04
           2001              9.67        0.54          0.39            0.93       (0.54)         --           (0.54)         10.06
           2000              9.93        0.51         (0.25)           0.26       (0.51)      (0.01)          (0.52)          9.67
L Shares
           2004            $10.06       $0.19(1)     $(0.20)(1)      $(0.01)     $(0.19)     $   --          $(0.19)        $ 9.86
           2003             10.03        0.28          0.03            0.31       (0.28)         --           (0.28)         10.06
           2002             10.06        0.40         (0.03)           0.37       (0.40)         --           (0.40)         10.03
           2001              9.67        0.52          0.39            0.91       (0.52)         --           (0.52)         10.06
           2000              9.93        0.48         (0.25)           0.23       (0.48)      (0.01)          (0.49)          9.67

SHORT-TERM U.S. TREASURY SECURITIES FUND
T Shares
           2004            $10.36       $0.14(1)     $(0.13)(1)      $ 0.01      $(0.14)     $(0.12)         $(0.26)        $10.11
           2003             10.20        0.22          0.22            0.44       (0.22)      (0.06)          (0.28)         10.36
           2002             10.13        0.37          0.10            0.47       (0.37)      (0.03)          (0.40)         10.20
           2001              9.85        0.49          0.28            0.77       (0.49)         --           (0.49)         10.13
           2000              9.95        0.46         (0.10)           0.36       (0.46)         --           (0.46)          9.85
A Shares
           2004            $10.35       $0.12(1)     $(0.13)(1)      $(0.01)     $(0.12)     $(0.12)         $(0.24)        $10.10
           2003             10.19        0.20          0.22            0.42       (0.20)      (0.06)          (0.26)         10.35
           2002             10.13        0.35          0.09            0.44       (0.35)      (0.03)          (0.38)         10.19
           2001              9.85        0.48          0.28            0.76       (0.48)         --           (0.48)         10.13
           2000              9.95        0.45         (0.10)           0.35       (0.45)         --           (0.45)          9.85
L Shares
           2004            $10.34       $0.10(1)     $(0.13)(1)      $(0.03)     $(0.10)     $(0.12)         $(0.22)        $10.09
           2003             10.18        0.17          0.22            0.39       (0.17)      (0.06)          (0.23)         10.34
           2002             10.11        0.33          0.10            0.43       (0.33)      (0.03)          (0.36)         10.18
           2001              9.83        0.46          0.28            0.74       (0.46)         --           (0.46)         10.11
           2000              9.93        0.42         (0.10)           0.32       (0.42)         --           (0.42)          9.83




+ Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Per share data was calculated using the average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------




                                                                                                       RATIO OF
                                                                                  RATIO OF            EXPENSES TO
                                           NET ASSETS,     RATIO OF NET        NET INVESTMENT      AVERAGE NET ASSETS    PORTFOLIO
                                TOTAL        END OF         EXPENSES TO          INCOME TO        (EXCLUDING WAIVERS     TURNOVER
                               RETURN+    PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS    AND REIMBURSEMENTS)     RATE
                               -------    ------------  ------------------   ------------------    ------------------   ----------
MARYLAND MUNICIPAL BOND FUND
T Shares
           2004                 (1.06)%      $ 29,735          0.72%                3.39%                 0.80%              15%
           2003                  9.85          30,501          0.70                 3.47                  0.78               31
           2002                  5.80          33,668          0.71                 3.69                  0.79               45
           2001                 11.59          26,526          0.72                 4.16                  0.82               42
           2000                 (1.78)         26,176          0.68                 4.24                  0.80               14
L Shares
           2004                 (1.97)%      $ 18,897          1.64%                2.46%                 1.82%              15%
           2003                  8.81          29,556          1.64                 2.52                  1.81               31
           2002                  4.84          23,215          1.64                 2.75                  1.83               45
           2001                 10.59          12,090          1.63                 3.24                  1.97               42
           2000                 (2.66)          6,212          1.59                 3.34                  1.95               14

SHORT-TERM BOND FUND
T Shares
           2004                  0.45%       $282,188          0.70%                2.42%                 0.75%              66%
           2003                  3.70         302,708          0.70                 3.34                  0.75               89
           2002                  4.29         305,884          0.70                 4.48                  0.75              142
           2001                 10.13         215,458          0.70                 5.71                  0.76               87
           2000                  2.87         180,402          0.67                 5.40                  0.76               70
A Shares
           2004                  0.24%       $  5,880          0.91%                2.21%                 1.21%              66%
           2003                  3.47           5,685          0.91                 3.09                  1.28               89
           2002                  4.19           5,767          0.91                 4.28                  1.26              142
           2001                  9.90           4,176          0.90                 5.47                  1.71               87
           2000                  2.67           1,446          0.87                 5.20                  1.75               70
L Shares
           2004                 (0.11)%      $ 23,528          1.26%                1.87%                 1.87%              66%
           2003                  3.11          32,608          1.26                 2.74                  1.85               89
           2002                  3.75          26,392          1.26                 3.89                  1.87              142
           2001                  9.60          10,682          1.25                 5.09                  2.17               87
           2000                  2.31           2,065          1.22                 4.85                  2.41               70

SHORT-TERM U.S. TREASURY SECURITIES FUND
T Shares
           2004                  0.11%       $ 92,371          0.70%                1.36%                 0.76%             131%
           2003                  4.31         121,617          0.69                 2.07                  0.75              140
           2002                  4.69         107,169          0.70                 3.57                  0.76              117
           2001                  8.02          88,398          0.71                 4.95                  0.78               87
           2000                  3.75          72,570          0.67                 4.70                  0.79               50
A Shares
           2004                 (0.06)%      $ 12,823          0.86%                1.20%                 1.06%             131%
           2003                  4.13          15,558          0.86                 1.76                  1.07              140
           2002                  4.44           4,735          0.86                 3.36                  1.41              117
           2001                  7.87           2,179          0.85                 4.81                  1.56               87
           2000                  3.58           2,066          0.82                 4.50                  1.44               50
L Shares
           2004                 (0.30)%      $ 62,232          1.11%                0.97%                 1.82%             131%
           2003                  3.88         127,757          1.11                 1.59                  1.79              140
           2002                  4.29          70,720          1.11                 3.09                  1.81              117
           2001                  7.67          27,861          1.10                 4.45                  1.96               87
           2000                  3.34           5,391          1.07                 4.26                  2.04               50



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  FOR THE YEARS ENDED MAY 31,


                          NET ASSET              NET REALIZED AND              DIVIDENDS                      TOTAL
                            VALUE,       NET     UNREALIZED GAINS     TOTAL     FROM NET  DISTRIBUTIONS     DIVIDENDS     NET ASSET
                          BEGINNING  INVESTMENT      (LOSSES)         FROM    INVESTMENT  FROM REALIZED        AND       VALUE, END
                          OF PERIOD    INCOME     ON INVESTMENTS   OPERATIONS    INCOME   CAPITAL GAINS   DISTRIBUTIONS   OF PERIOD
                          ---------  ----------  ----------------  ---------- ----------  -------------   -------------   ---------
STRATEGIC INCOME FUND
T Shares
           2004            $ 9.99       $0.55(1)     $(0.14)(1)      $ 0.41      $(0.53)     $(0.06)         $(0.59)      $ 9.81
           2003              9.80        0.61          0.20            0.81       (0.62)         --           (0.62)        9.99
           2002(2)          10.00        0.27         (0.20)           0.07       (0.27)         --           (0.27)        9.80
A Shares
           2004(3)         $ 9.93       $0.33(1)     $(0.07)(1)      $ 0.26      $(0.31)     $(0.06)         $(0.37)      $ 9.82
L Shares
           2004            $ 9.99       $0.50(1)     $(0.14)(1)      $ 0.36      $(0.48)     $(0.06)         $(0.54)      $ 9.81
           2003              9.80        0.57          0.19            0.76       (0.57)         --           (0.57)        9.99
           2002(2)          10.00        0.25         (0.20)           0.05       (0.25)         --           (0.25)        9.80

U.S. GOVERNMENT SECURITIES FUND
T Shares
           2004            $10.93       $0.31(1)     $(0.50)(1)      $(0.19)     $(0.35)     $(0.04)         $(0.39)      $10.35
           2003             10.47        0.44          0.51            0.95       (0.46)      (0.03)          (0.49)       10.93
           2002             10.38        0.54          0.26            0.80       (0.54)      (0.17)          (0.71)       10.47
           2001              9.86        0.58          0.52            1.10       (0.58)         --           (0.58)       10.38
           2000             10.28        0.58         (0.42)           0.16       (0.58)         --           (0.58)        9.86
A Shares
           2004            $10.93       $0.27(1)     $(0.50)(1)      $(0.23)     $(0.31)     $(0.04)         $(0.35)      $10.35
           2003             10.47        0.40          0.51            0.91       (0.42)      (0.03)          (0.45)       10.93
           2002             10.38        0.50          0.26            0.76       (0.50)      (0.17)          (0.67)       10.47
           2001              9.86        0.54          0.52            1.06       (0.54)         --           (0.54)       10.38
           2000             10.28        0.54         (0.42)           0.12       (0.54)         --           (0.54)        9.86
L Shares
           2004            $10.93       $0.22(1)     $(0.50)(1)      $(0.28)     $(0.26)     $(0.04)         $(0.30)      $10.35
           2003             10.48        0.34          0.50            0.84       (0.36)      (0.03)          (0.39)       10.93
           2002             10.38        0.45          0.27            0.72       (0.45)      (0.17)          (0.62)       10.48
           2001              9.86        0.49          0.52            1.01       (0.49)         --           (0.49)       10.38
           2000             10.28        0.49         (0.42)           0.07       (0.49)         --           (0.49)        9.86

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
T Shares
           2004            $10.68       $0.34(1)     $(0.44)(1)      $(0.10)     $(0.34)     $(0.09)         $(0.43)      $10.15
           2003             10.29        0.36          0.49            0.85       (0.36)      (0.10)          (0.46)       10.68
           2002             10.14        0.40          0.15            0.55       (0.40)         --           (0.40)       10.29
           2001              9.58        0.42          0.56            0.98       (0.42)         --           (0.42)       10.14
           2000             10.20        0.43         (0.57)          (0.14)      (0.43)      (0.05)          (0.48)        9.58
A Shares
           2004            $10.68       $0.33(1)     $(0.44)(1)      $(0.11)     $(0.33)     $(0.09)         $(0.42)      $10.15
           2003             10.29        0.36          0.49            0.85       (0.36)      (0.10)          (0.46)       10.68
           2002             10.14        0.39          0.16            0.55       (0.40)         --           (0.40)       10.29
           2001              9.59        0.42          0.55            0.97       (0.42)         --           (0.42)       10.14
           2000             10.20        0.42         (0.56)          (0.14)      (0.42)      (0.05)          (0.47)        9.59

VIRGINIA MUNICIPAL BOND FUND
T Shares
           2004            $11.07       $0.37(1)     $(0.47)(1)      $(0.10)     $(0.37)     $(0.23)         $(0.60)      $10.37
           2003             10.48        0.39          0.62            1.01       (0.39)      (0.03)          (0.42)       11.07
           2002             10.29        0.41          0.19            0.60       (0.41)         --           (0.41)       10.48
           2001              9.64        0.45          0.65            1.10       (0.45)         --           (0.45)       10.29
           2000             10.43        0.45         (0.78)          (0.33)      (0.45)      (0.01)          (0.46)        9.64
A Shares
           2004(4)         $10.28       $0.02(1)     $ 0.09(1)       $ 0.11      $(0.02)     $   --          $(0.02)      $10.37
L Shares
           2004            $11.13       $0.27(1)     $(0.48)(1)      $(0.21)     $(0.27)     $(0.23)         $(0.50)      $10.42
           2003             10.53        0.29          0.63            0.92       (0.29)      (0.03)          (0.32)       11.13
           2002             10.34        0.31          0.19            0.50       (0.31)         --           (0.31)       10.53
           2001              9.68        0.35          0.66            1.01       (0.35)         --           (0.35)       10.34
           2000             10.48        0.36         (0.79)          (0.43)      (0.36)      (0.01)          (0.37)        9.68



+ Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.
(1) Per share data was calculated using the average shares method.
(2) Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(3) A shares commenced operations on October 8, 2003. All ratios for the period have been annualized.
(4) A shares commenced operations on May 11, 2004.

All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------




                                                                                                      RATIO OF
                                                                                  RATIO OF           EXPENSES TO
                                           NET ASSETS,     RATIO OF NET        NET INVESTMENT      AVERAGE NET ASSETS    PORTFOLIO
                                TOTAL        END OF         EXPENSES TO          INCOME TO        (EXCLUDING WAIVERS     TURNOVER
                               RETURN+    PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS    AND REIMBURSEMENTS)     RATE
                               -------    ------------  ------------------   ------------------    ------------------   ----------
STRATEGIC INCOME FUND
T Shares
           2004                  4.15%       $ 98,570          0.90%                5.53%                 1.00%              95%
           2003                  8.73          61,906          0.91                 6.39                  1.01               52
           2002(2)               0.74          43,717          0.94                 6.07                  1.04               43
A Shares
           2004(3)               2.59%       $  4,181          1.15%                5.15%                 1.60%              95%
L Shares
           2004                  3.59%       $117,216          1.43%                4.98%                 2.03%              95%
           2003                  8.16         129,965          1.43                 5.67                  2.04               52
           2002(2)               0.55          39,490          1.53                 5.49                  2.07               43

U.S. GOVERNMENT SECURITIES FUND
T Shares
           2004                 (1.77)%      $298,997          0.81%                2.95%                 0.84%             240%
           2003                  9.25         258,585          0.81                 4.00                  0.84              150
           2002                  7.90         168,609          0.82                 5.09                  0.85              262
           2001                 11.41         148,666          0.81                 5.66                  0.85              207
           2000                  1.63          85,420          0.77                 5.77                  0.84               29
A Shares
           2004                 (2.17)%      $  8,484          1.22%                2.54%                 1.52%             240%
           2003                  8.79           9,333          1.22                 3.59                  1.45              150
           2002                  7.47           8,483          1.22                 4.70                  1.40              262
           2001                 10.95           6,617          1.21                 5.21                  1.83              207
           2000                  1.19           1,407          1.17                 5.34                  2.14               29
L Shares
           2004                 (2.67)%      $ 18,993          1.73%                2.04%                 1.97%             240%
           2003                  8.14          39,423          1.73                 3.10                  1.93              150
           2002                  7.06          31,922          1.73                 4.17                  1.93              262
           2001                 10.45          21,617          1.72                 4.71                  2.04              207
           2000                  0.70           7,750          1.68                 4.85                  2.28               29

VIRGINIA INTERMEDIATE MUNICIPAL SECURITIES FUND
T Shares
           2004                 (1.00)%      $181,558          0.75%                3.23%                 0.75%              26%
           2003                  8.43         206,432          0.75                 3.45                  0.75               30
           2002                  5.52         191,406          0.75                 3.86                  0.75               33
           2001                 10.39         194,849          0.73                 4.23                  0.75               32
           2000                 (1.31)        202,209          0.76                 4.35                  0.76               18
A Shares
           2004                 (1.04)%      $ 10,566          0.79%                3.19%                 1.04%              26%
           2003                  8.38          10,484          0.79                 3.40                  1.07               30
           2002                  5.47           7,257          0.79                 3.82                  1.11               33
           2001                 10.23           6,197          0.76                 4.20                  1.11               32
           2000                 (1.24)          6,808          0.79                 4.33                  0.94               18

VIRGINIA MUNICIPAL BOND FUND
T Shares
           2004                 (0.90)%      $ 43,491          0.77%                3.47%                 0.77%              33%
           2003                  9.86          48,102          0.77                 3.67                  0.77               18
           2002                  5.90          56,586          0.77                 3.90                  0.77               38
           2001                 11.51          56,573          0.77                 4.40                  0.78               60
           2000                 (3.18)         48,980          0.74                 4.53                  0.79               19
A Shares
           2004(4)               1.07%       $    129          0.93%                3.95%                71.10%++            33%
L Shares
           2004                 (1.90)%      $  9,723          1.70%                2.54%                 1.86%              33%
           2003                  8.89          16,956          1.70                 2.71                  1.85               18
           2002                  4.93          13,428          1.70                 2.97                  1.88               38
           2001                 10.58           7,983          1.69                 3.47                  2.00               60
           2000                 (4.13)          5,367          1.65                 3.61                  2.08               19




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 45 funds as of May 31, 2004. The financial statements presented herein are those of the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, High Income Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, U.S. Government Securities Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: T shares, A shares and L shares. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant  accounting  policies  followed by the
Trust:

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which

--------------------------------------------------------------------------------




     the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period.

     Purchase discounts and premiums on securities held by the Funds are accreted and amortized to expected maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for A shares of the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the High Income, the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Strategic Income, the U.S. Government Securities, the Virginia Intermediate Municipal Bond and Virginia Municipal Bond Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for A shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for A shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for A shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

     L Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of either the net asset value of the shares at the time of purchase or the net asset value of the shares next calculated after the Fund receives the sale request, whichever is less. The CDSC will not apply to shares redeemed after such time.

     The Funds may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund. There were no redemption fees for the year ended May 31, 2004.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


     The Funds isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

     The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Strategic Income Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of May 31, 2004, there were no open forward foreign currency contracts.

     TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBApurchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     MORTGAGE DOLLAR ROLLS -- The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

     The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee. As of May 31, 2004, there were no open mortgage dollar rolls.

     EXPENSES -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution and transfer agent fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     CLASSES -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     COMPENSATING BALANCES -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank (the "Custodian"), a wholly-owned subsidiary of SunTrust Banks, Inc., on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with the Custodian on the following business day.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

--------------------------------------------------------------------------------



3. Agreements and Other Transactions with Affiliates:

INVESTMENT ADVISORY AGREEMENT -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements dated May 29, 1992, and last amended November 12, 2003.

Under terms of the amended agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                                      MAXIMUM
                                                       ANNUAL       NET
                                                      ADVISORY      FEES
                                                        FEE         PAID
                                                      --------   ---------
Florida Tax-Exempt Bond Fund .....................      0.65%      0.61%
Georgia Tax-Exempt Bond Fund .....................      0.65%      0.61%
High Income Fund .................................      0.80%      0.65%
Investment Grade Bond Fund .......................      0.74%      0.72%
Investment Grade Tax-Exempt Bond Fund ............      0.74%      0.71%
Limited-Term Federal Mortgage Securities Fund ....      0.65%      0.60%
Maryland Municipal Bond Fund .....................      0.65%      0.57%
Short-Term Bond Fund .............................      0.65%      0.60%
Short-Term U.S. Treasury Securities Fund .........      0.65%      0.59%
Strategic Income Fund ............................      0.85%      0.75%
U.S. Government Securities Fund ..................      0.74%      0.71%
Virginia Intermediate Municipal Bond Fund ........      0.65%      0.65%
Virginia Municipal Bond Fund .....................      0.65%      0.65%

The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses). Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement dated May 29, 1995, as last amended February 28, 2004, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under the agreement for the T Shares of any Fund. With respect to the A Shares and L Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of L Shares) a Distribution and Service Plan, as outlined in the tables below.

                                                      MAXIMUM
                                                      A SHARE       NET
                                                       DISTRI-      FEES
                                                     BUTION FEE     PAID
                                                     ----------  ----------
Florida Tax-Exempt Bond Fund .....................      0.18%      0.01%
Georgia Tax-Exempt Bond Fund .....................      0.18%      0.00%
High Income Fund .................................      0.30%      0.00%
Investment Grade Bond Fund .......................      0.43%      0.29%
Investment Grade Tax-Exempt Bond Fund ............      0.43%      0.32%
Limited-Term Federal Mortgage Securities Fund ....      0.23%      0.08%
Maryland Municipal Bond Fund .....................        --         --
Short-Term Bond Fund .............................      0.23%      0.00%
Short-Term U.S. Treasury Securities Fund .........      0.18%      0.04%
Strategic Income Fund ............................      0.35%      0.00%
U.S. Government Securities Fund ..................      0.38%      0.12%
Virginia Intermediate Municipal Bond Fund ........      0.15%      0.00%
Virginia Municipal Bond Fund .....................      0.15%      0.00%

                                                       MAXIMUM
                                                       L SHARE
                                                       DISTRI-
                                                       BUTION
                                                         AND        NET
                                                       SERVICE      FEES
                                                         FEE        PAID
                                                     ----------  ----------
Florida Tax-Exempt Bond Fund .....................      1.00%      0.66%
Georgia Tax-Exempt Bond Fund .....................      1.00%      0.63%
High Income Fund .................................      1.00%      0.57%
Investment Grade Bond Fund .......................      1.00%      0.74%
Investment Grade Tax-Exempt Bond Fund ............      1.00%      0.82%
Limited-Term Federal Mortgage Securities Fund ....      1.00%      0.55%
Maryland Municipal Bond Fund .....................      1.00%      0.90%
Short-Term Bond Fund .............................      1.00%      0.45%
Short-Term U.S. Treasury Securities Fund .........      1.00%      0.36%
Strategic Income Fund ............................      1.00%      0.50%
U.S. Government Securities Fund ..................      1.00%      0.79%
Virginia Intermediate Municipal Bond Fund ........        --         --
Virginia Municipal Bond Fund .....................      1.00%      0.84%

The Distributor has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses). Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

TRANSFER AGENCY AGREEMENTS -- The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994, as amended April 16, 2003, under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly- owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent. These fees are presented on the Statement of Operations as Transfer Agent Shareholder Servicing Fees.

CUSTODIAN AGREEMENTS -- SunTrust Bank acts as custodian for all of the Funds except the Strategic Income Fund, which utilizes Brown Brothers Harriman & Co. as custodian. Custodians are paid on the basis of net assets and

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


transaction costs of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

OTHER -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. As of October 24, 2003, this agreement was discontinued.

For the year ended May 31, 2004, the following Funds paid the Distributor through a reduction in the yield earned by the Funds on those repurchase agreements:
                                                         FEES
                                                        -------
Florida Tax-Exempt Fund .............................   $   888
High Income Fund ....................................         3
Investment Grade Bond Fund ..........................     3,180
Investment Grade Tax-Exempt Bond Fund ...............       888
Limited-Term Federal Mortgage Securities Fund .......    12,842
U.S. Government Securities Fund .....................     2,358

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the year ended May 31, 2004, the following Funds paid SunTrust Robinson Humphrey through a reduction in the yield earned by the Funds on those repurchase agreements:
                                                         FEES
                                                        -------
Florida Tax-Exempt Bond Fund ........................   $   106
Investment Grade Tax-Exempt Bond Fund ...............     1,799
Limited-Term Federal Mortgage Securities Fund .......    10,766
U.S. Government Securities Fund .....................     5,594

4. Investment Transactions:

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. Government securities, for the year ended May 31, 2004, were as follows:
                                                                        SALES
                                                                         AND
                                                       PURCHASES     MATURITIES
                                                         (000)          (000)
                                                       ---------     -----------
Florida Tax-Exempt Bond Fund ........................  $109,421       $ 97,043
Georgia Tax-Exempt Bond Fund ........................   110,883        107,974
High Income Bond Fund ...............................    83,729         96,819
Investment Grade Bond Fund ..........................   369,313        447,260
Investment Grade Tax-Exempt Bond Fund ...............   519,257        483,147
Limited-Term Federal Mortgage Securities Fund .......    13,977          4,865
Maryland Municipal Bond Fund ........................     7,645         17,205
Short-Term Bond Fund ................................   108,431        132,544
Strategic Income Fund ...............................    72,462         64,568
U.S. Government Securities Fund .....................    30,785          9,227
Virginia Intermediate Municipal Bond Fund ...........    49,497         64,121
Virginia Municipal Bond Fund ........................    18,563         26,372

The cost of purchases and proceeds from sales and maturities of U.S. Government securities for the year ended May 31, 2004 were:
                                                                        SALES
                                                                         AND
                                                       PURCHASES     MATURITIES
                                                         (000)          (000)
                                                       ---------     -----------
Investment Grade Bond Fund ..........................  $507,546       $653,108
Limited-Term Federal Mortgage Securities Fund .......   812,036        751,047
Short-Term Bond Fund ................................    98,922         85,291
Short-Term U.S. Treasury Securities Fund ............   265,480        325,718
Strategic Income Fund ...............................   167,247        142,242
U.S. Government Securities Fund .....................   692,682        683,269

5. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed  net investment  income (loss),  or accumulated  net realized gain
(loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to differing treatments for foreign currency transactions and realized gains (losses) on paydowns, have been reclassified to/from the following accounts:

                                                     UNDISTRIBUTED
                                                          NET        ACCUMULATED
                                                      INVESTMENT      REALIZED
                                                     INCOME/(LOSS)   GAIN/(LOSS)
                                                         (000)          (000)
                                                     ------------   ------------
 Investment Grade Bond Fund .........................    $2,185        $(2,185)
 Limited-Term Federal Mortgage Securities Fund ......     2,927         (2,927)
 Short-Term Bond Fund ...............................       150           (150)
 Strategic Income Fund ..............................     2,357         (2,357)
 U.S. Government Securities Fund ....................     1,180         (1,180)

These reclassifications have no effect on the net assets or net asset value per share.

--------------------------------------------------------------------------------




The tax character of dividends and distributions declared during the years ended May 31, 2004 and May 31, 2003 were as follows (000):

                                                       ORDINARY           TAX-EXEMPT          LONG-TERM
                                                        INCOME              INCOME          CAPITAL GAINS           TOTALS
                                                   2004       2003      2004      2003      2004      2003      2004      2003
                                                 -------    -------    ------    ------    ------    ------    -------   -------
Florida Tax-Exempt Bond Fund                     $   973    $   733    $5,436    $5,721    $2,705    $   72    $ 9,114   $ 6,526
Georgia Tax-Exempt Bond Fund                           2         --     3,770     3,907       827        --      4,599     3,907
High Income Fund                                  14,342      8,030        --        --        --        --     14,342     8,030
Investment Grade Bond Fund                        26,425     40,114        --        --        --        --     26,425    40,114
Investment Grade Tax-Exempt Bond Fund              3,652      6,573     5,330     5,199     1,555     1,856     10,537    13,628
Limited-Term Federal Mortgage Securities Fund     15,208     11,822        --        --        --        --     15,208    11,822
Maryland Municipal Bond Fund                          66         40     1,615     1,925       940        31      2,621     1,996
Short-Term Bond Fund                               8,004     11,180        --        --        --        --      8,004    11,180
Short-Term U.S. Treasury Securities Fund           3,462      5,476        --        --     1,663       269      5,125     5,745
Strategic Income Fund                             11,744      7,067        --        --       558        --     12,302     7,067
U.S. Government Securities Fund                   10,576     11,422        --        --       598        31     11,174    11,453
Virginia Intermediate Municipal Bond Fund             --         59     6,527     7,247     1,695     1,922      8,222     9,228
Virginia Municipal Bond Fund                          42          3     1,945     2,367     1,236       176      3,223     2,546

Amounts designated as "--" are either $0 or have been rounded to $0.

As of May 31, 2004, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000):

                    UNDISTRIBUTED UNDISTRIBUTED UNDISTRIBUTED    CAPITAL     POST-  POST-OCTOBER   UNREALIZED     OTHER
                       ORDINARY     TAX-EXEMPT    LONG-TERM       LOSS      OCTOBER   CURRENCY    APPRECIATION   TEMPORARY
                       INCOME        INCOME     CAPITAL GAIN  CARRYFORWARDS  LOSSES     LOSSES   (DEPRECIATION) DIFFERENCES  TOTALS
                    ------------- ------------- ------------- ------------- ------- ------------ -------------- ----------- --------
Florida Tax-Exempt
  Bond Fund            $ 151           $  4        $1,936       $     --      $--      $  --       $   338         $ --    $  2,429
Georgia Tax-Exempt
  Bond Fund               --              2         2,445             --       --         --           316           --       2,763
High Income Fund          30             --         1,023             --       --         --         1,917          (32)      2,938
Investment Grade
  Bond Fund                5             --            --        (14,890)      --         --        (9,684)          --     (24,569)
Investment Grade
  Tax-Exempt
  Bond Fund              373            461           473             --       --         --         1,637           --       2,944
Limited-Term
  Federal Mortgage
  Securities Fund          6             --            --         (5,161)      --         --        (4,613)          --      (9,768)
Maryland Municipal
  Bond Fund               --            (18)          237             --       --         --           868           --       1,087
Short-Term Bond Fund      11             --            --         (9,729)      --         --           227           --      (9,491)
Short-Term U.S.
  Treasury
  Securities Fund        306             --           896             --       --         --          (565)          --         637
Strategic Income
  Fund                  (187)            --           170             --       (2)      (717)          531            6        (199)
U.S. Government
  Securities Fund          1             --            --         (2,698)      --         --        (3,678)          --      (6,375)
Virginia Intermediate
  Municipal
  Bond Fund               --              4           812             --       --         --         2,962           --       3,778
Virginia Municipal
  Bond Fund               --              1           764             --       --         --           999           --       1,764

Post-October loss represents losses realized on investments from November 1, 2003 through May 31, 2004 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

                                  EXPIRES  EXPIRES   EXPIRES    EXPIRES
                                   2009      2010      2011       2012
                                 ------     ------    ------     ------
Investment Grade Bond Fund       $14,890     $--      $   --     $   --
Limited-Term Federal Mortgage
   Securities Fund                    --      --          --      5,161
Short-Term Bond Fund                 513      --       9,216         --
U.S. Government Securities Fund       --      --          --      2,698

During the year ended May 31, 2004, the Georgia Tax-Exempt Bond Fund, High Income Fund, Investment Grade Bond Fund and Short-Term Bond Fund utilized capital loss carryforwards of $600,040, $1,096,670, $15,781,488, and $1,691,385,
respectively.

The Investment Grade Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Fund, Strategic Income Fund and U.S. Government Securities Fund had cumulative wash sales at May 31, 2004 amounting to $1,573,748, $61,582, $110,829, $619,119 and $181,600, respectively. These wash sales losses cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


At May 31, 2004, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes generally due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at May 31, 2004, were as follows:

                                      AGGREGATE      AGGREGATE          NET
                          FEDERAL       GROSS          GROSS        UNREALIZED
                            TAX       UNREALIZED     UNREALIZED    APPRECIATION
                           COST      APPRECIATION   DEPRECIATION  (DEPRECIATION)
                           (000)        (000)          (000)           (000)
                         --------    ------------   ------------   -------------
 Florida Tax-Exempt
   Bond Fund ..........  $188,750       $3,073       $ (2,735)       $   338
 Georgia Tax-Exempt
   Bond Fund ..........   115,762        2,063         (1,747)           316
 High Income Fund .....   162,236        7,622         (5,705)         1,917
 Investment Grade
   Bond Fund ..........   699,499        3,341        (13,025)        (9,684)
 Investment Grade
   Tax-Exempt Bond
   Fund ...............   264,699        3,134         (1,497)         1,637
 Limited-Term Federal
   Mortgage Securities
   Fund ...............   518,266        3,181         (7,794)        (4,613)
 Maryland Municipal
   Bond Fund ..........    46,957        1,060           (192)           868
 Short-Term Bond Fund .   324,850        2,076         (1,849)           227
 Short-Term
   U.S. Treasury
   Securities Fund ....   167,789          108           (673)          (565)
 Strategic Income Fund    229,145        5,906         (5,375)           531
 U.S. Government
   Securities Fund ....   337,151        1,013         (4,691)        (3,678)
 Virginia Intermediate
   Municipal Bond
   Fund ...............   187,691        4,044         (1,082)         2,962
 Virginia Municipal
   Bond Fund ..........    51,759        1,401           (402)           999

6. Concentrations/Risks:

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

The High Income and Strategic Income Funds' investment in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of a Fund's investment.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Maryland Municipal Bond, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds' concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Investment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond, and U.S. Government Securities Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a fund's average duration.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.


94
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

NOTES TO FINANCIAL STATEMENTS   (continued)
---------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


7. Capital Share Transactions:
Capital Share Transactions for the Funds were as follows (000):

                                     FLORIDA TAX-EXEMPT       GEORGIA TAX-EXEMPT
                                          BOND FUND               BOND FUND          HIGH INCOME FUND (1)
                                    ---------------------   ---------------------   ---------------------
                                    06/01/03-   06/01/02-   06/01/03-   06/01/02-   06/01/03-   06/01/02-
                                    05/31/04    05/31/03    05/31/04    05/31/03    05/31/04    05/31/03
                                    ---------------------   ---------------------   ---------------------
  T Shares:
    Shares Issued ................     7,381      3,571        1,818      2,200        5,657     11,360
    Shares Issued in Lieu of
      Cash Distributions .........       188         83           66         54          424        336
    Shares Redeemed ..............    (5,085)    (2,081)      (1,384)    (2,049)     (10,511)    (1,571)
                                    --------   --------     --------   --------     --------   --------
  Net T Share Transactions .......     2,484      1,573          500        205       (4,430)    10,125
                                    --------   --------     --------   --------     --------   --------
  A Shares:
    Shares Issued ................       272        875          121         42          350         --
    Shares Issued in Lieu of
      Cash Distributions .........        15         13            5          4            4         --
    Shares Redeemed ..............      (448)      (455)        (100)       (80)        (150)        --
                                    --------   --------     --------   --------     --------   --------
  Net A Share Transactions .......      (161)       433           26        (34)         204         --
                                    --------   --------     --------   --------     --------   --------
  L Shares:
    Shares Issued ................       530      2,231          249        478        6,402      4,824
    Shares Issued in Lieu of
      Cash Distributions .........        76         75           42         34          567        353
    Shares Redeemed ..............    (2,221)      (866)        (511)      (375)      (5,714)    (2,641)
                                    --------   --------     --------   --------     --------   --------
  Net L Share Transactions .......    (1,615)     1,440         (220)       137        1,255      2,536
                                    --------   --------     --------   --------     --------   --------
  Net Change in Capital Shares ...       708      3,446          306        308       (2,971)    12,661
                                    ========   ========     ========   ========     ========   ========

                                         SHORT-TERM       SHORT-TERM U.S. TREASURY        STRATEGIC
                                          BOND FUND           SECURITIES FUND          INCOME FUND (2)
                                    ---------------------   ---------------------   ---------------------
                                    06/01/03-   06/01/02-   06/01/03-   06/01/02-   06/01/03-   06/01/02-
                                    05/31/04    05/31/03    05/31/04    05/31/03    05/31/04    05/31/03
                                    ---------------------   ---------------------   ---------------------
  T Shares:
    Shares Issued ................    11,306     11,842        1,628      4,134        6,185      3,513
    Shares Issued in Lieu of
      Cash Distributions .........       232        291           66         63           79         63
    Shares Redeemed ..............   (13,012)   (12,539)      (4,296)    (2,965)      (2,410)    (1,840)
                                    --------   --------     --------   --------     --------   --------
  Net T Share Transactions .......    (1,474)      (406)      (2,602)     1,232        3,854      1,736
                                    --------   --------     --------   --------     --------   --------
  A Shares:
    Shares Issued ................       583        780        1,096      1,894          489         --
    Shares Issued in Lieu of
      Cash Distributions .........        11         11           34         21            4         --
    Shares Redeemed ..............      (563)      (801)      (1,363)      (876)         (67)        --
                                    --------   --------     --------   --------     --------   --------
  Net A Share Transactions .......        31        (10)        (233)     1,039          426         --
                                    --------   --------     --------   --------     --------   --------
  L Shares:
    Shares Issued ................       803      1,882        1,622      9,251        7,519     10,641
    Shares Issued in Lieu of
      Cash Distributions .........        45         60          178        200          566        273
    Shares Redeemed ..............    (1,703)    (1,333)      (7,989)    (4,041)      (9,144)    (1,940)
                                    --------   --------     --------   --------     --------   --------
  Net L Share Transactions .......      (855)       609       (6,189)     5,410       (1,059)     8,974
                                    --------   --------     --------   --------     --------   --------
  Net Change in Capital Shares ...    (2,298)       193       (9,024)     7,681        3,221     10,710
                                    ========   ========     ========   ========     ========   ========

(1) A SHARES COMMENCED OPERATIONS ON OCTOBER 27, 2003.
(2) A SHARES COMMENCED OPERATIONS ON OCTOBER 8, 2003.
(3) A SHARES COMMENCED OPERATIONS ON MAY 11, 2004.

-----------------------------------------------------------------------------------------------------------------------------------




                                     INVESTMENT GRADE     INVESTMENT GRADE TAX-      LIMITED-TERM FEDERAL     MARYLAND MUNICIPAL
                                         BOND FUND          EXEMPT BOND FUND       MORTGAGE SECURITIES FUND        BOND FUND
                                   ---------------------   ---------------------   ------------------------  ---------------------
                                   06/01/03-   06/01/02-   06/01/03-   06/01/02-   06/01/03-      06/01/02-  06/01/03-   06/01/02-
                                   05/31/04    05/31/03    05/31/04    05/31/03    05/31/04       05/31/03   05/31/04    05/31/03
                                   ---------------------   ---------------------   ------------------------  ---------------------
  T Shares:
    Shares Issued ................   12,373     18,197        7,142      5,507        26,070        21,614         766      1,826
    Shares Issued in Lieu of
      Cash Distributions .........    1,025      1,450          200        300           397           373          47         28
    Shares Redeemed ..............  (32,348)   (31,144)      (4,843)    (3,260)      (13,982)       (7,664)       (705)    (2,329)
                                   --------   --------     --------   --------      --------      --------    --------   --------
  Net T Share Transactions .......  (18,950)   (11,497)       2,499      2,547        12,485        14,323         108       (475)
                                   --------   --------     --------   --------      --------      --------    --------   --------
  A Shares:
    Shares Issued ................    1,067      2,253          290        341           790         1,808          --         --
    Shares Issued in Lieu of
      Cash Distributions .........       89         92           56         87            27            22          --         --
    Shares Redeemed ..............   (1,310)    (1,192)        (489)      (383)       (1,176)         (690)         --         --
                                   --------   --------     --------   --------      --------      --------    --------   --------
  Net A Share Transactions .......     (154)     1,153         (143)        45          (359)        1,140          --         --
                                   --------   --------     --------   --------      --------      --------    --------   --------
  L Shares:
    Shares Issued ................      615      2,045          357      1,177         2,282        15,321         375        886
    Shares Issued in Lieu of
      Cash Distributions .........       70        104           75        115           215           225          88         56
    Shares Redeemed ..............   (1,778)    (2,229)      (1,145)      (696)      (11,317)       (1,396)     (1,323)      (491)
                                   --------   --------     --------   --------      --------      --------    --------   --------
  Net L Share Transactions .......   (1,093)       (80)        (713)       596        (8,820)       14,150        (860)       451
                                   --------   --------     --------   --------      --------      --------    --------   --------
  Net Change in Capital Shares ...  (20,197)   (10,424)       1,643      3,188         3,306        29,613        (752)       (24)
                                   ========   ========     ========   ========      ========      ========    ========   ========

                                      U.S. GOVERNMENT
                                      SECURITIES FUND    VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND  VIRGINIA MUNICIPAL BOND FUND (3)
                                   --------------------- -----------------------------------------  -------------------------------
                                   06/01/03-   06/01/02-       06/01/03-            06/01/02-           06/01/03-       06/01/02-
                                   05/31/04    05/31/03        05/31/04             05/31/03            05/31/04        05/31/03
                                   ---------  ----------      ----------           -----------         -----------     ----------
  T Shares:
    Shares Issued ................   13,051     12,606            1,860               2,707                  821            785
    Shares Issued in Lieu of
      Cash Distributions .........      322        314              123                 159                   45             17
    Shares Redeemed ..............   (8,140)    (5,359)          (3,434)             (2,131)              (1,017)        (1,857)
                                   --------   --------         --------            --------             --------       --------
  Net T Share Transactions .......    5,233      7,561           (1,451)                735                 (151)        (1,055)
                                   --------   --------         --------            --------             --------       --------
  A Shares:
    Shares Issued ................    1,088      1,551              518                 389                   12             --
    Shares Issued in Lieu of
      Cash Distributions .........       23         24               30                  24                   --             --
    Shares Redeemed ..............   (1,145)    (1,531)            (489)               (136)                  --             --
                                   --------   --------         --------            --------             --------       --------
  Net A Share Transactions .......      (34)        44               59                 277                   12             --
                                   --------   --------         --------            --------             --------       --------
  L Shares:
    Shares Issued ................      387      1,819               --                  --                  194            593
    Shares Issued in Lieu of
      Cash Distributions .........       61        107               --                  --                   43             29
    Shares Redeemed ..............   (2,218)    (1,367)              --                  --                 (828)          (373)
                                   --------   --------         --------            --------             --------       --------
  Net L Share Transactions .......   (1,770)       559               --                  --                 (591)           249
                                   --------   --------         --------            --------             --------       --------
  Net Change in Capital Shares ...    3,429      8,164           (1,392)              1,012                 (730)          (806)
                                   ========   ========         ========            ========             ========       ========

NOTES TO FINANCIAL STATEMENTS   (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


8. Securities Lending:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust-Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations.

9. Subsequent Event:

Effective July 26, 2004, under separate administration, distribution and transfer agency agreements dated July 24, 2004, July 24, 2004 and July 23, 2004, respectively, BISYS Fund Services began providing administration, distribution and transfer agency services for the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2004


To the Board of Trustees and Shareholders of STI Classic Funds:


In our opinion, the accompanying statements of net assets of Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, High Income Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, U.S. Government Securities Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund, and the statement of assets and liabilities, including the schedule of investments, of Investment Grade Tax-Exempt Bond Fund (thirteen of the forty-five funds constituting STI Classic Funds, hereafter referred to as the "Funds") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Funds at May 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years (or periods) then ended and the financial highlights of High Income Fund for the year ended March 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 for Strategic Income Fund by correspondence with the custodian, and physical inspection of securities at May 31, 2004 for all other funds, provide a reasonable basis for our opinion. The financial highlights for each of the two years (or periods) ended May 31, 2001 were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those financial statements in their report dated July 18, 2001.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
July 26, 2004

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
----------------------------------------------------------------------------------------------------------------------------



Information  pertaining  to the  trustees  of the Trust is set forth  below.  Trustees  who are not deemed to be  "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent  Board Members."  Trustees who are deemed to be "interested  persons" of the Trust are referred to as "Interested Board Members."  Messrs.  Courts and Ridley are Trustees
who may be deemed to be "interested" persons of the Trust.
----------------------------------------------------------------------------------------------------------------------------
                                 Term of                                         Number of Portfolios       Other
                  Position(s)  Office and                                           in STI Classic       Directorship
Name, Address,     Held with    Length of         Principal Occupation(s)        Complex Overseen by       Held by
     Age 1         the Trust  Time Served 2         During Past 5 Years             Board Member 3       Board Member 4
----------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS 5
-------------
RICHARD W.         Trustee     November,      Chairman of the Board, Atlantic              52       Current Trustee of STI
COURTS, II                       2001         Investment Company, 1970 to the                       Classic Variable Trust.
68                                            present.
----------------------------------------------------------------------------------------------------------------------------
CLARENCE H.
RIDLEY
61                 Trustee     November,      Chairman of the Board; Haverty               52       Current Trustee of STI
                                 2001         Furniture Companies, 2001 to the                      Classic Variable Trust.
                                              present; Partner, King and
                                              Spaulding LLP (law firm), 1971
                                              to 2000.
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
THOMAS             Trustee     May, 2000      President, Genuine Parts Company             52       Director, National
GALLAGHER                                     Wholesale Distribution, 1970 to                       Service Industries;
56                                            the present.                                          Director, Oxford
                                                                                                    Industries. Current
                                                                                                    Trustee of STI Classic
                                                                                                    Variable Trust.
----------------------------------------------------------------------------------------------------------------------------
F. WENDELL         Trustee     May, 1995      Retired.                                     52       Current Trustee on
GOOCH                                                                                               the Board of
71                                                                                                  Trustees for the SEI
                                                                                                    Family of Funds,
                                                                                                    The Capitol Mutual
                                                                                                    Funds and STI Classic
                                                                                                    Variable Trust.
----------------------------------------------------------------------------------------------------------------------------
JAMES O.           Trustee     May, 2000      President and Chief Executive Officer,       52       Director, NCR;
ROBBINS                                       Cox Communications, Inc., 1983                        Director, Cox
62                                            to the present.                                       Communications.
                                                                                                    Current Trustee of STI
                                                                                                    Classic Variable Trust.
----------------------------------------------------------------------------------------------------------------------------
JONATHAN T.        Trustee     February,      Retired.                                     52       Trustee, W.K.
WALTON                           1998                                                               Kellogg Trust.
74                                                                                                  Current Trustee of STI
                                                                                                    Classic Variable Trust.
----------------------------------------------------------------------------------------------------------------------------

1 Each trustee may be contacted by writing to c/o STI Classic Trust, SEI
  Investments Company, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.
3 The "STI Classic Complex" consists of all registered investment companies for which Trusco Capital Management, Inc. serves as investment adviser. As of May 31, 2004, the STI Classic Complex consisted of 52 Funds.
4 Directorships of companies required to report to the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5 Mr. Courts is deemed an interested trustee because of his directorships with affiliates of the Adviser. Mr. Ridley is deemed an interested trustee because of his material business relationships with the parent to the Adviser.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------
                                 Term of                                         Number of Portfolios       Other
                 Position(s)   Office and                                           in STI Classic       Directorship
Name, Address,    Held with     Length of         Principal Occupation(s)        Complex Overseen by       Held by
     Age          the Trust    Time Served          During Past 5 Years             Board Member         Board Member
----------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES             President       Since       SEI Investments since 1996;                 N/A                N/A
VOLK                            November,     Senior Operations Officer Fund
41                                2003        Accounting and Administration,
                                              1996-2004, Chief Accounting
                                              Officer, present; Assistant
                                              Chief Accountant, U.S.
                                              Securities and Exchange
                                              Commission, 1993-1996; Audit
                                              Manager, Coopers & Lybrand LLP,
                                              1985 - 1993.
----------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.      Vice President    Since       SEI Investments since 1999;                 N/A                N/A
BARTO           and Assistant   November,     General Counsel, Vice President
36                Secretary       2001        and Secretary of the Administrator
                                              and Adviser, present; Associate,
                                              Dechert, Price & Rhoads, 1997-1999.
----------------------------------------------------------------------------------------------------------------------------
LYDIA A.        Vice President    Since       SEI Investments since 1998;                 N/A                N/A
GAVALIS         and Assistant      May,       Vice President and Assistant
40                Secretary       1998        Secretary of the Administrator
                                              and Adviser, present; Assistant
                                              General Counsel and Director
                                              of Arbitration, Philadelphia Stock
                                              Exchange, 1989-1998.
----------------------------------------------------------------------------------------------------------------------------
CHRISTINE       Vice President    Since       SEI Investments since 1999;                 N/A                N/A
MCCULLOUGH      and Assistant      May,       Vice President and Assistant
43                Secretary       2000        Secretary of the Adviser, present;
                                              Associate, White and Williams
                                              LLP, 1991-1999
----------------------------------------------------------------------------------------------------------------------------
WILLIAM E.      Vice President    Since       SEI Investments since 2000;                 N/A                N/A
ZITELLI JR.     and Assistant   November,     Assistant Secretary of the
35                Secretary       2000        Administrator and Adviser, present;
                                              Vice President, Merrill Lynch & Co.
                                              Asset Management Group, 1998-2000;
                                              Associate, Pepper Hamilton LLP,
                                              1997-1998.
----------------------------------------------------------------------------------------------------------------------------
DOUGLAS         Vice President    Since       President, Chief Executive Officer          N/A                N/A
PHILLIPS        and Assistant    August,      and Chief Investment Officer of Trusco
56                Secretary       2003        Capital Management, Inc. since its
                                              inception in November 1984.
----------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (CONCLUDED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------
                                 Term of                                         Number of Portfolios       Other
                 Position(s)   Office and                                           in STI Classic       Directorship
Name, Address,    Held with     Length of         Principal Occupation(s)        Complex Overseen by       Held by
     Age          the Trust    Time Served          During Past 5 Years             Board Member         Board Member
----------------------------------------------------------------------------------------------------------------------------
OFFICERS -- CONTINUED
---------------------
DEBORAH A.      Vice President    Since       Chief Compliance Officer and                N/A                N/A
LAMB            and Assistant   November,     Vice President of Trusco Capital
51                Secretary       2003        Management, Inc. since March 2003
                                              and President of Investment Industry
                                              Consultants,  LLC since June 2000.
                                              Director of Compliance at INVESCO,
                                              Inc. from March 1995 to June 2000.
----------------------------------------------------------------------------------------------------------------------------
KATHLEEN        Vice President    Since       Vice President and Manager of               N/A                N/A
LENTZ           and Assistant   November,     Special Entities in Financial
43                Secretary       2003        Intelligence Unit of SunTrust Bank
                                              since 2002. Vice President of the
                                              Third Party Mutual Funds Unit
                                              of SunTrust Bank from 1996-2002.
----------------------------------------------------------------------------------------------------------------------------
JOHN            Vice President    Since       Middle Office Compliance Officer            N/A                N/A
MUNERA          and Assistant   November,     at SEI Investments since 2000.
41                Secretary       2003        Supervising Examiner at Federal
                                              Reserve Bank of Philadelphia
                                              1998-2000.
----------------------------------------------------------------------------------------------------------------------------
JENNIFER E.       Treasurer       Since       Fund Accounting Director, SEI               N/A                N/A
SPRATLEY            and            May,       Investment, 1999-present; Audit
35                  CFO           2000        Manager, Ernst & Young, LLP,
                                              1991-1999.
----------------------------------------------------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS MAY 31, 2004 (UNAUDITED)


For shareholders that do not have a May 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2004 tax year-end, please consult your tax advisor as to the pertinance of this notice. For the fiscal year ended May 31, 2004, each portfolio is designating the following items with regard to distributions paid during the year.

                                   LONG TERM     LONG TERM        QUALIFIED
                                  (15% RATE)     (20% RATE)        5-YEAR         ORDINARY
                                 CAPITAL GAIN   CAPITAL GAIN        GAIN           INCOME      TAX-EXEMPT       TOTAL
            FUND                 DISTRIBUTION   DISTRIBUTION    DISTRIBUTION    DISTRIBUTIONS   INTEREST    DISTRIBUTIONS
-------------------------------- ------------   ------------    ------------    -------------  ----------   -------------
Florida Tax-Exempt Bond              17.35%         8.31%           3.93%           10.65%        59.76%       100.00%
Georgia Tax-Exempt Bond              17.89%         0.00%           0.00%            0.05%        82.06%       100.00%
High Income Fund                      0.00%         0.00%           0.00%          100.00%         0.00%       100.00%
Investment Grade Bond                 0.00%         0.00%           0.00%          100.00%         0.00%       100.00%
Investment Grade Tax-Exempt
  Bond                               14.74%         0.00%           0.00%           34.61%        50.65%       100.00%
Limited-Term Federal Mortgage
  Securities                          0.00%         0.00%           0.00%          100.00%         0.00%       100.00%
Maryland Municipal Bond              12.58%        23.05%           0.00%            2.49%        61.88%       100.00%
Short-Term Bond                       0.00%         0.00%           0.00%          100.00%         0.00%       100.00%
Short-Term U.S. Treasury Securities   7.64%        23.95%           0.00%           68.41%         0.00%       100.00%
Strategic Income                      0.00%         4.61%           0.00%           95.39%         0.00%       100.00%
U.S. Government Securities            0.90%         3.96%           0.46%           94.68%         0.00%       100.00%
Virginia Intermediate                 5.33%        10.42%           4.68%            0.00%        79.56%       100.00%
Virginia Municipal Bond              22.46%        14.74%           0.80%            1.28%        60.72%       100.00%

                                        DIVIDENDS      QUALIFYING
                                       QUALIFYING       DIVIDEND         FOREIGN
                                     FOR CORPORATE       INCOME            TAX
                                     DIVIDENDS REC.   (15% TAX RATE    WITHHOLDING
            FUND                      DEDUCTION (1)    FOR QDI) (2)    PASS THRU (3)
--------------------------------     --------------  --------------    -------------
Florida Tax-Exempt Bond                   0.00%           0.00%            0.00%
Georgia Tax-Exempt Bond                   0.00%           0.00%            0.00%
High Income Fund                          0.00%           0.00%            0.00%
Investment Grade Bond                     0.00%           0.00%            0.00%
Investment Grade Tax-Exempt
  Bond                                    0.00%           0.00%            0.00%
Limited-Term Federal Mortgage
  Securities                              0.00%           0.00%            0.00%
Maryland Municipal Bond                   0.00%           0.00%            0.00%
Short-Term Bond                           0.00%           0.00%            0.00%
Short-Term U.S. Treasury Securities       0.00%           0.00%            0.00%
Strategic Income                          0.00%           0.00%            0.00%
U.S. Government Securities                0.00%           0.00%            0.00%
Virginia Intermediate                     0.00%           0.00%            0.00%
Virginia Municipal Bond                   0.00%           0.00%            0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS". IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
(3) FOREIGN TAX CREDIT PASS THRU REPRESENTS THE AMOUNT ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

NOTES
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                        Trusco Capital Management, Inc.

        STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                  DISTRIBUTOR
                        SEI Investments Distribution Co.

              This information must be preceded or accompanied by
                 a current prospectus for each Fund described.

             [STI CLASSIC FUNDS LOGO OMITTED] BACKED BY TRADITION.
                         TRENGTHENED BY EXPERIENCE.(SM)

                                                                 STI-AR-002-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that the Audit Committee members collectively have many years of experience in business and finance, including working with mutual fund financial statements and auditors, and that in light of the nature of the accounting and valuation issues the registrant's portfolios have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PWC") related to the Trust

PWC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
--------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
--------------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $ 563,000         N/A               $ 0               $ 448,509         N/A               $ 0
        Fees(1)


--------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-     $ 72,000 (2)      $ 60,000 (3)      $ 1,795,277 (4)   $ 61,500 (2)      $ 0               $ 1,498,453 (4)
        Related
        Fees

--------------------------------------------------------------------------------------------------------------------------------
(c)     Tax Fees   $ 0               $ 0               $ 0               $ 0               $ 0               $ 0

--------------------------------------------------------------------------------------------------------------------------------
(d)     All        $ 0               $ 0               $ 0               $ 0               $ 0               $ 0
        Other
        Fees

--------------------------------------------------------------------------------------------------------------------------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Services related to security count examinations under Rule 17f-2 of the Investment Company Act for 2004 and 2003 fiscal years.
   (3) Services related to the audit of the controls around custody operations at SunTrust Bank (SAS No. 70) in 2003.
   (4) Non-audit services relate principally to certain technical accounting advice on financial products of the Bank; Sarbanes-Oxley 404 implementation; and, tax compliance services to other entities controlled by SunTrust Banks, Inc.

(e)(1) The registrant has adopted an Audit and Non-Audit Services Pre-Approval Policy, as follows:

I.       Statement of Principles

As set forth in the chart below, the Sarbanes-Oxley Act of 2002 (the "Act"), and rules adopted by the Securities and Exchange Commission ("SEC") require that the Audit Committee of the Board of Trustees pre-approve all audit services and non-audit services provided to the STI Classic Funds and the STI Classic Variable Trust (the "Trusts") and their respective portfolios (the "Funds") by its independent accountant ("Auditor"),1 as well as non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

                             WHERE PRE-APPROVAL IS REQUIRED

--------------------------------------------------------------------------------------------------------
                             AUDIT SERVICE NON-AUDIT SERVICE
--------------------------------------------------------------------------------------------------------
Fund                                       Yes                                    Yes
--------------------------------------------------------------------------------------------------------
Adviser                                    No                    Yes, if directly related to
                                                                 Fund operation and financial reporting

--------------------------------------------------------------------------------------------------------
Service Affiliate 2                        No                    Yes, if directly related to
                                                                 Fund operation and financial reporting

--------------------------------------------------------------------------------------------------------

The following policies and procedures govern the ways in which the Audit Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Trusts and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

--------------------------------------------------------------------------------
1 The Audit Committee also is permitted to ratify the provision of inadvertent non-audit services, BUT ONLY IF:
         o the value of all such services do not exceed 5% of total revenues paid by the Fund, the Adviser and Service Affiliates to the Auditor in the fiscal year when services are provided; 2
         o the services were not recognized as non-audit services at the time they were provided; and
         o the services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2        A list of Service Affiliates is set out in Exhibit I, attached hereto.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Trusts may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections II and VI below.

II.      Delegation

As contemplated by the Act and applicable SEC rules, the Audit Committee hereby delegates to the Chairperson of the Audit Committee the authority to approve the engagement of the independent auditor to provide non-audit services as permitted by the Act, to the extent that such non-audit services are not pre-approved by the entire Audit Committee as set forth herein. The Chairman shall report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III.     Audit Services

The annual Audit services engagement scope and terms will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit (including required rating agency reviews) and other procedures required to be performed by the independent auditor to be able to form an opinion on the Trusts' financial statements. The Audit Committee will monitor the Audit services engagement throughout the year and will also approve, if necessary, any changes in terms and conditions resulting from changes in audit scope, Fund structure or other items. The Audit Committee will pre-approve all Audit services for the Trusts.

IV.      Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Trusts' financial statements or that are traditionally performed by the Auditor. The Audit Committee will pre-approve all Audit-related services for the Trusts.

V.       Tax Services

Tax services to the Trusts include tax compliance, tax planning and tax advice. The Audit Committee will review all proposed tax related services to assure that their provision would not impair the independence of the Auditor. The Audit Committee will pre-approve all tax services for the Trusts.

VI.      All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, 3 that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may pre-approve those permissible non-audit services classified as All Other Services that it believes would not impair the independence of the auditor, and are consistent with the SEC's rules on auditor independence. The Audit Committee will pre-approve all other services for the Trusts.


--------------------------------------------------------------------------------
3        A list of specific prohibited non-audit services is set out in
         Exhibit II, attached hereto.

VII.     Procedures

Annually, the Audit Committee will review and approve the types of services to be provided by the Auditor and review the projected fees for the next fiscal year at a regularly scheduled meeting. That approval will acknowledge that the Audit Committee is in agreement with the specific types of services that the Auditor will be permitted to perform.

If subsequent to the annual approval by the Audit Committee, the Funds' or the Trusts or any Service Affiliate seeks to engage the Auditor to perform a service that was not approved, the Auditor, upon learning of such proposed engagement, should submit the proposed engagement to the Trusts' [Treasurer or the Adviser] and if the service fits within the independence guidelines, the [Treasurer or the Adviser] will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting so that specific approval can be obtained. If the timing of the project is critical and the project needs to commence before the regularly scheduled meeting, the specific pre-approval by the Chairperson of the Audit Committee must be obtained before any services are provided. The [Treasurer or the Adviser] will arrange this. The Auditor must not commence any such project until specific approval has been given.

VIII.    Recordkeeping

The Trusts shall maintain a written record of all decisions made by the Audit Committee or by the Chairperson of the Audit Committee pursuant to these procedures, together with appropriate supporting material. In connection with the ratification of any inadvertent non-audit services, a record shall be made indicating that each of the conditions for this exception to the pre-approval requirement has been satisfied. 4

IX.      Amendment

The Audit Committee may review and amend these policies and procedures from time to time as it deems appropriate.

Exhibit I

STI CLASSIC FUNDS/STI CLASSIC VARIABLE TRUST
Service Affiliates
Subject to Pre-Approval of Non-Audit Services
   o     Trusco Capital Management, Inc.
   o     SunTrust Banks, Inc.
   o     SunTrust Securities Inc.
   o     SunTrust Robinson Humphrey
   o     [any other affiliates that provide services to the Trusts]

--------------------------------------------------------------------------------
4        See footnote 1 herein.

Exhibit II

STI CLASSIC FUNDS/STI CLASSIC VARIABLE TRUST
Prohibited Non-Audit Services
   o Bookkeeping or other services related to the accounting records or financial statements of the audit client
   o     Financial information systems design and implementation
   o Appraisal or valuation services, fairness opinions or contribution-in-kind reports
   o     Actuarial services
   o     Internal audit outsourcing services
   o     Management functions
   o     Human resources
   o     Broker-dealer, investment adviser or investment banking services
   o     Legal services
   o     Expert services unrelated to the audit


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                                   2004             2003
                ---------------------------------------------------------------
                Audit-Related Fees                 0 %               0 %
                ---------------------------------------------------------------
                Tax Fees                           0 %               0 %
                ---------------------------------------------------------------
                All Other Fees                     0 %               0 %

                ---------------------------------------------------------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PWC for the last two fiscal years were $1,855,277 and $1,498,453 for 2004 and 2003, respectively.

(h) The audit committee of the registrant's Board of Trustees reviewed and considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7) (ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               STI Classic Funds


By (Signature and Title)*                  /s/ James F. Volk
                                           -------------------------------------
                                           James F. Volk, President

Date 07/26/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           -------------------------------------
                                           James F. Volk, President

Date 07/26/04


By (Signature and Title)*                  /s/ Jennifer E. Spratley
                                           -------------------------------------
                                           Jennifer E. Spratley, Treasurer & CFO

Date 07/26/04
* Print the name and title of each signing officer under his or her signature.